UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-649

Fidelity Puritan Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2019

Item 1.

Reports to Stockholders

Fidelity® Low-Priced Stock Fund Semi-Annual Report January 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2019

% of fund's net assets
UnitedHealth Group, Inc.	6.5
Ross Stores, Inc.	3.1
Metro, Inc. Class A (sub. vtg.)	2.9
Seagate Technology LLC	2.6
Next PLC	2.6
Twenty-First Century Fox, Inc. Class A	2.5
Best Buy Co., Inc.	2.4
MetLife, Inc.	2.2
AutoZone, Inc.	1.9
Anthem, Inc.	1.8
28.5

Top Five Market Sectors as of January 31, 2019

% of fund's net assets
Consumer Discretionary	21.0
Information Technology	14.1
Financials	13.3
Health Care	13.3
Consumer Staples	9.0

Asset Allocation (% of fund's net assets)

As of January 31, 2019*
Stocks	93.4%
Short-Term Investments and Net Other Assets (Liabilities)	6.6%

 * Foreign investments - 41.5%

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.3%
	Shares	Value (000s)
COMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 0.0%
AT&T, Inc.	19,648	$591
Entertainment - 2.6%
Cinemark Holdings, Inc.	122,585	5,016
Twenty-First Century Fox, Inc.:
Class A	15,300,099	754,448
Class B	45,000	2,208
Viacom, Inc. Class B (non-vtg.)	1,295,823	38,123
		799,795
Interactive Media & Services - 0.5%
Alphabet, Inc.:
Class A (a)	1,398	1,574
Class C (a)	9,375	10,466
Yahoo! Japan Corp.	50,507,241	135,861
		147,901
Media - 0.9%
Comcast Corp. Class A	2,616,203	95,675
Corus Entertainment, Inc. Class B (non-vtg.)	583,656	2,474
Discovery Communications, Inc.:
Class A (a)(b)	2,200,955	62,463
Class C (non-vtg.) (a)	497,265	13,252
Gannett Co., Inc.	1,043,650	11,574
Hyundai HCN	2,723,979	10,076
Intage Holdings, Inc. (c)	3,294,700	26,073
MSG Network, Inc. Class A (a)	287,770	6,446
Multiplus SA	536,800	3,827
Pico Far East Holdings Ltd.	18,472,000	6,875
Proto Corp.	199,200	2,771
RKB Mainichi Broadcasting Corp.	42,200	2,266
Saga Communications, Inc. Class A	396,025	13,394
Sky Network Television Ltd.	5,826,362	7,611
STW Group Ltd.	4,086,192	1,634
Tegna, Inc.	1,094,277	12,847
TOW Co. Ltd. (c)	1,824,700	11,927
TVA Group, Inc. Class B (non-vtg.) (a)	3,079,974	4,712
WOWOW INC.	183,800	4,780
		300,677

TOTAL COMMUNICATION SERVICES		1,248,964

CONSUMER DISCRETIONARY - 21.0%
Auto Components - 1.1%
ASTI Corp. (b)(c)	180,600	2,792
ElringKlinger AG (b)	696,203	6,120
G-Tekt Corp.	174,400	2,560
Gentex Corp.	2,528,592	53,556
GUD Holdings Ltd.	343,505	2,807
Hi-Lex Corp.	1,362,300	25,977
INFAC Corp. (c)	325,139	1,030
INZI Controls Co. Ltd. (c)	1,483,492	11,615
Lear Corp.	20,204	3,110
Linamar Corp.	199,633	7,739
Motonic Corp. (c)	3,100,000	32,465
Murakami Corp. (c)	822,700	18,988
Nippon Seiki Co. Ltd.	2,630,300	48,730
Piolax, Inc. (c)	2,477,100	50,509
S&T Holdings Co. Ltd. (c)	885,108	10,383
Samsung Climate Control Co. Ltd. (c)	499,950	4,283
Sewon Precision Industries Co. Ltd. (c)	500,000	3,371
SJM Co. Ltd. (c)	1,282,000	3,728
SJM Holdings Co. Ltd. (c)	1,078,139	3,213
Strattec Security Corp. (c)	366,710	12,651
Sungwoo Hitech Co. Ltd.	2,518,110	9,315
TBK Co. Ltd.	922,600	3,388
Yachiyo Industry Co. Ltd.	893,400	5,889
Yutaka Giken Co. Ltd. (c)	1,223,600	22,388
		346,607
Automobiles - 0.0%
Kabe Husvagnar AB (B Shares)	276,077	4,180
Distributors - 0.1%
Arata Corp.	93,700	3,755
Central Automotive Products Ltd.	75,200	1,069
Chori Co. Ltd.	428,900	6,241
Nakayamafuku Co. Ltd.	623,900	3,001
PALTAC Corp.	67,600	3,240
SPK Corp.	252,700	5,343
Uni-Select, Inc.	1,297,696	19,081
		41,730
Diversified Consumer Services - 0.1%
Clip Corp. (c)	271,000	2,010
Cross-Harbour Holdings Ltd.	2,413,000	3,410
Estacio Participacoes SA	365,200	3,114
Shingakukai Holdings Co. Ltd.	96,800	526
Step Co. Ltd. (c)	1,073,400	12,377
		21,437
Hotels, Restaurants & Leisure - 0.3%
Ark Restaurants Corp.	104,997	1,942
Bluegreen Vacations Corp.	231,505	3,102
Flanigans Enterprises, Inc.	89,704	2,086
Greggs PLC	165,841	3,372
Hiday Hidaka Corp.	1,447,400	28,397
Ibersol SGPS SA	909,072	8,761
Koshidaka Holdings Co. Ltd.	293,120	4,182
Kura Corp. Ltd.	10,000	516
Sportscene Group, Inc. Class A (c)	330,400	3,266
Texas Roadhouse, Inc. Class A	112,916	6,870
The Monogatari Corp.	49,800	4,311
The Restaurant Group PLC	15,844,932	30,986
Wyndham Destinations, Inc.	122,584	5,166
		102,957
Household Durables - 3.6%
Abbey PLC (c)	1,769,498	27,342
Barratt Developments PLC (c)	71,981,309	508,496
Bellway PLC	3,900,885	145,152
D.R. Horton, Inc.	2,856,506	109,833
Dorel Industries, Inc. Class B (sub. vtg.)	1,975,129	24,547
Emak SpA	4,372,303	6,556
First Juken Co. Ltd. (c)	1,395,400	14,553
Flexsteel Industries, Inc.	27,732	692
Gree Electric Appliances, Inc. of Zhuhai Class A (a)	1,200,000	7,477
Hamilton Beach Brands Holding Co.:
Class A	175,916	4,598
Class B (a)	183,780	4,804
Helen of Troy Ltd. (a)	1,229,667	142,691
Henry Boot PLC	2,939,050	10,023
Iida Group Holdings Co. Ltd.	141,200	2,568
M/I Homes, Inc. (a)	174,751	4,629
Meritage Homes Corp. (a)	647,726	29,199
P&F Industries, Inc. Class A (c)	321,334	2,481
PulteGroup, Inc.	88,699	2,467
Q.E.P. Co., Inc.	29,757	714
Sanei Architecture Planning Co. Ltd. (c)	1,206,400	18,275
Taylor Morrison Home Corp. (a)	124,907	2,361
Token Corp.	621,500	36,574
Toll Brothers, Inc.	104,645	3,866
Tupperware Brands Corp.	29,255	798
		1,110,696
Internet & Direct Marketing Retail - 0.2%
Aucnet, Inc.	196,600	1,577
Belluna Co. Ltd. (c)	6,588,000	62,115
Liberty Interactive Corp. QVC Group Series A (a)	65,279	1,420
Moneysupermarket.com Group PLC	586,273	2,330
		67,442
Leisure Products - 0.1%
Brunswick Corp.	110,814	5,576
Fenix Outdoor AB Class B (a)(d)	32,298	0
Mars Group Holdings Corp.	473,300	9,277
Miroku Corp.	140,000	2,289
Vista Outdoor, Inc. (a)	135,639	1,354
		18,496
Multiline Retail - 2.8%
Big Lots, Inc. (b)	1,229,437	38,776
Lifestyle China Group Ltd. (a)	18,965,000	6,753
Lifestyle International Holdings Ltd.	21,920,000	33,095
Macy's, Inc.	52,821	1,389
Next PLC (c)	12,553,393	798,060
Watts Co. Ltd.	273,553	1,781
		879,854
Specialty Retail - 11.0%
Aaron's, Inc. Class A	55,013	2,754
Abercrombie & Fitch Co. Class A	1,225,581	26,558
AT-Group Co. Ltd.	1,091,200	23,542
AutoNation, Inc. (a)	78,593	3,045
AutoZone, Inc. (a)	706,252	598,436
Bed Bath & Beyond, Inc. (b)(c)	11,340,465	171,128
Best Buy Co., Inc.	12,293,412	728,262
BMTC Group, Inc. (c)	3,571,622	40,502
Bonia Corp. Bhd (a)	2,503,000	156
Buffalo Co. Ltd.	92,800	758
Burlington Stores, Inc. (a)	29,834	5,123
Cars.com, Inc. (a)	398,329	10,878
Cash Converters International Ltd. (a)	24,060,204	4,285
Delek Automotive Systems Ltd.	734,400	3,313
DSW, Inc. Class A	112,200	3,057
Dunelm Group PLC	797,132	7,554
Formosa Optical Technology Co. Ltd.	1,362,000	2,635
GameStop Corp. Class A	3,019,619	34,242
Genesco, Inc. (a)	360,231	16,275
GNC Holdings, Inc. Class A (a)	946,566	2,887
Goldlion Holdings Ltd.	21,874,000	9,081
Guess?, Inc. (c)	4,841,523	94,458
Hour Glass Ltd.	8,824,500	4,097
IA Group Corp. (c)	117,240	3,590
JB Hi-Fi Ltd. (b)	249,544	4,058
John David Group PLC	7,878,322	47,822
Jumbo SA (c)	9,991,435	163,309
K's Holdings Corp.	4,773,000	47,412
Ku Holdings Co. Ltd.	897,300	6,434
Leon's Furniture Ltd.	211,606	2,319
Mr. Bricolage SA (c)	857,615	6,282
Murphy U.S.A., Inc. (a)	63,297	4,655
Nafco Co. Ltd. (c)	1,931,400	29,399
Ross Stores, Inc.	10,529,188	969,949
Sally Beauty Holdings, Inc. (a)	3,014,269	51,906
Second Chance Properties Ltd. warrants 1/23/20 (a)	1,941,600	1
Sonic Automotive, Inc. Class A (sub. vtg.)	599,368	9,170
The Buckle, Inc. (b)(c)	4,486,236	77,926
The Children's Place Retail Stores, Inc.	36,718	3,553
Urban Outfitters, Inc. (a)	1,843,492	59,545
USS Co. Ltd.	5,128,900	89,653
Vitamin Shoppe, Inc. (a)	870,793	4,023
Williams-Sonoma, Inc.	666,899	36,299
		3,410,331
Textiles, Apparel & Luxury Goods - 1.7%
Best Pacific International Holdings Ltd.	5,800,000	1,399
Capri Holdings Ltd. (a)	99,816	4,240
CRG, Inc. BHD (d)	2,503,000	55
Deckers Outdoor Corp. (a)	38,370	4,929
Embry Holdings Ltd.	2,153,000	637
Ff Group (a)(c)(d)	4,347,724	19,109
Fossil Group, Inc. (a)(c)	4,123,141	69,928
Gildan Activewear, Inc.	6,788,276	229,746
Handsome Co. Ltd. (c)	2,000,000	66,521
JLM Couture, Inc. (a)(c)	159,778	1,598
Makalot Industrial Co. Ltd.	481,000	3,019
McRae Industries, Inc.	24,080	600
Steven Madden Ltd.	212,780	6,947
Sun Hing Vision Group Holdings Ltd. (c)	19,761,000	7,030
Ted Baker PLC	98,631	2,410
Texwinca Holdings Ltd.	48,760,000	18,647
Victory City International Holdings Ltd.	97,876,723	1,322
Youngone Corp.	500,000	15,596
Youngone Holdings Co. Ltd. (c)	889,600	49,261
Yue Yuen Industrial (Holdings) Ltd.	2,989,000	10,195
		513,189

TOTAL CONSUMER DISCRETIONARY		6,516,919

CONSUMER STAPLES - 9.0%
Beverages - 1.8%
A.G. Barr PLC	2,891,001	28,590
Baron de Ley SA (a)	110,000	13,724
Britvic PLC	6,277,652	72,498
C&C Group PLC	1,398,004	5,281
Jinro Distillers Co. Ltd.	47,081	1,232
Monster Beverage Corp. (a)	6,687,845	382,812
Muhak Co. Ltd. (c)	2,799,256	34,600
Olvi PLC (A Shares)	108,903	4,126
Spritzer Bhd	5,120,400	2,575
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	2,799,936	5,416
		550,854
Food & Staples Retailing - 5.3%
Amsterdam Commodities NV	149,751	3,322
Aoki Super Co. Ltd.	112,100	2,779
Australasian Foods Holdco Pty Ltd. (a)(d)	3,481,102	2,277
Belc Co. Ltd. (c)	1,644,700	71,722
Casey's General Stores, Inc.	23,615	3,039
Cosmos Pharmaceutical Corp.	956,500	182,826
Create SD Holdings Co. Ltd. (c)	5,327,900	133,729
Daikokutenbussan Co. Ltd.	546,100	20,530
Dong Suh Companies, Inc.	1,050,000	18,122
Genky DrugStores Co. Ltd.	731,000	17,455
Halows Co. Ltd. (c)	1,321,000	25,492
Kirindo Holdings Co. Ltd.	150,600	1,909
Kroger Co.	50,827	1,440
Kusuri No Aoki Holdings Co. Ltd.	499,100	33,037
Majestic Wine PLC	917,119	3,290
McColl's Retail Group PLC	1,559,191	1,178
Medical System Network Co. Ltd.	69,300	258
Metro, Inc. Class A (sub. vtg.) (c)	24,573,253	893,386
North West Co., Inc.	111,354	2,642
Performance Food Group Co. (a)	207,217	7,079
Qol Holdings Co. Ltd.	1,845,600	28,787
Retail Partners Co. Ltd.	62,400	640
Sundrug Co. Ltd.	3,019,000	96,314
Thai President Foods PCL	510,488	2,549
Total Produce PLC	8,891,473	17,301
United Natural Foods, Inc. (a)	597,828	7,832
Valor Holdings Co. Ltd.	249,000	6,033
Walgreens Boots Alliance, Inc.	38,434	2,777
Walmart, Inc.	33,820	3,241
Welbilt, Inc. (a)	149,200	2,092
Yaoko Co. Ltd.	847,000	44,323
		1,637,401
Food Products - 1.7%
Carr's Group PLC	2,222,871	4,818
Cranswick PLC	448,989	16,984
Dean Foods Co.	195,719	816
Devro PLC	1,146,106	2,339
Food Empire Holdings Ltd. (c)	38,834,600	15,433
Fresh Del Monte Produce, Inc. (c)	4,794,929	153,342
Hilton Food Group PLC	626,320	7,623
Inghams Group Ltd.	1,671,788	5,590
Ingredion, Inc.	404,774	40,073
Japan Meat Co. Ltd.	167,200	2,588
Kaveri Seed Co. Ltd.	74,873	634
Mitsui Sugar Co. Ltd.	350,100	9,485
Nam Yang Dairy Products	10,500	5,965
Origin Enterprises PLC (c)	9,166,195	60,117
Pacific Andes International Holdings Ltd. (a)(d)	106,378,500	990
Pacific Andes Resources Development Ltd. (a)(d)	207,240,893	1,693
Pickles Corp.	99,200	1,786
Rocky Mountain Chocolate Factory, Inc. (c)	434,761	3,739
S Foods, Inc.	400,600	14,435
Seaboard Corp.	38,000	146,838
Select Harvests Ltd.	3,050,601	13,327
Sunjin Co. Ltd. (a)(c)	2,376,955	24,893
		533,508
Household Products - 0.0%
Central Garden & Pet Co. Class A (non-vtg.) (a)	87,318	3,110
Personal Products - 0.1%
Grape King Bio Ltd.	1,500,000	10,209
Hengan International Group Co. Ltd.	499,000	3,904
Natural Alternatives International, Inc. (a)	131,176	1,464
Sarantis SA (c)	3,990,793	33,802
		49,379
Tobacco - 0.1%
Karelia Tobacco Co., Inc.	1,604	459
Scandinavian Tobacco Group A/S (e)	1,725,231	22,311
		22,770

TOTAL CONSUMER STAPLES		2,797,022

ENERGY - 5.7%
Energy Equipment & Services - 1.2%
AKITA Drilling Ltd. Class A (non-vtg.)	1,467,382	3,775
Bristow Group, Inc. (a)(b)(c)	2,738,575	9,010
Carbo Ceramics, Inc. (a)	967,497	3,899
Cathedral Energy Services Ltd. (a)	1,322,174	714
Diamond Offshore Drilling, Inc. (a)(b)	4,882,892	53,370
Divestco, Inc. (a)	2,889,000	99
Dril-Quip, Inc. (a)	195,040	7,302
Ensco PLC Class A (b)	11,310,940	49,768
Fugro NV (Certificaten Van Aandelen) (a)(b)	168,991	1,863
Geospace Technologies Corp. (a)(c)	1,069,558	16,075
Gulf Island Fabrication, Inc. (a)	59,663	566
John Wood Group PLC	576,497	4,092
KLX Energy Services Holdings, Inc. (a)	99,640	2,597
Liberty Oilfield Services, Inc. Class A (b)	1,744,482	26,534
Oceaneering International, Inc. (a)	398,502	6,252
Oil States International, Inc. (a)	2,303,819	39,672
PHX Energy Services Corp. (a)	1,364,597	2,669
Shinko Plantech Co. Ltd.	1,170,600	12,391
Smart Sand, Inc. (a)(b)	373,659	949
Tidewater, Inc. warrants 11/14/24 (a)	76,904	29
Total Energy Services, Inc.	2,039,975	15,060
Transocean Ltd. (United States) (a)(b)	3,575,977	30,646
Unit Corp. (a)(c)	5,367,855	85,671
		373,003
Oil, Gas & Consumable Fuels - 4.5%
Adams Resources & Energy, Inc.	133,464	5,289
Beach Energy Ltd.	15,725,760	20,576
Berry Petroleum Corp.	798,560	9,415
Bonavista Energy Corp.	277,445	258
Chevron Corp.	249,065	28,555
China Petroleum & Chemical Corp.:
(H Shares)	2,496,000	2,087
sponsored ADR (H Shares)	99,798	8,328
CNX Resources Corp. (a)	292,210	3,547
ConocoPhillips Co.	870,151	58,901
CONSOL Energy, Inc. (a)	146,138	5,192
Contango Oil & Gas Co. (a)(c)	2,590,332	9,791
Delek U.S. Holdings, Inc.	58,591	1,905
Denbury Resources, Inc. (a)	6,381,967	12,955
Eni SpA	7,259,124	123,085
Fuji Kosan Co. Ltd. (c)	635,200	3,674
Great Eastern Shipping Co. Ltd.	4,900,000	20,906
Hankook Shell Oil Co. Ltd.	48,000	14,282
HollyFrontier Corp.	52,210	2,942
KyungDong City Gas Co. Ltd. (c)	208,063	7,313
Kyungdong Invest Co. Ltd. (c)	84,315	3,346
Marathon Oil Corp.	3,637,054	57,429
Marathon Petroleum Corp.	1,954,172	129,483
Michang Oil Industrial Co. Ltd. (c)	173,900	12,037
Murphy Oil Corp. (c)	10,756,592	294,193
NACCO Industries, Inc. Class A	175,916	5,995
Newfield Exploration Co. (a)	492,552	9,004
Oil & Natural Gas Corp. Ltd.	42,200,000	84,002
QEP Resources, Inc. (a)	1,793,591	14,833
Reliance Industries Ltd.	143,500	2,482
Southwestern Energy Co. (a)(c)	46,371,867	202,645
Star Petroleum Refining PCL	7,419,100	2,589
Thai Oil PCL (For. Reg.)	498,600	1,149
Total SA sponsored ADR	1,847,562	101,117
Whitecap Resources, Inc.	454,511	1,532
Whiting Petroleum Corp. (a)	3,190,000	91,330
World Fuel Services Corp.	1,515,029	37,709
WPX Energy, Inc. (a)	1,006,730	12,343
		1,402,219

TOTAL ENERGY		1,775,222

FINANCIALS - 13.3%
Banks - 1.0%
ACNB Corp.	98,862	3,599
American National Bankshares, Inc.	42,058	1,374
Associated Banc-Corp.	170,424	3,690
BancFirst Corp.	65,436	3,513
Bank Ireland Group PLC	11,417,286	68,478
Bank of America Corp.	125,525	3,574
Camden National Corp.	55,235	2,238
Cathay General Bancorp	623,500	23,144
Central Pacific Financial Corp.	90,000	2,577
Codorus Valley Bancorp, Inc. (c)	660,660	14,601
Cullen/Frost Bankers, Inc.	67,794	6,595
Dah Sing Banking Group Ltd.	1,706,800	3,339
Dimeco, Inc.	36,126	1,535
East West Bancorp, Inc.	25,912	1,304
First Bancorp, Puerto Rico	1,600,841	17,049
First Citizens Bancshares, Inc.	8,854	3,608
First Hawaiian, Inc.	450,760	11,598
Hanmi Financial Corp.	298,920	6,555
Hope Bancorp, Inc.	1,250,099	17,889
Huntington Bancshares, Inc.	82,816	1,096
KeyCorp	147,775	2,434
LCNB Corp.	111,218	1,835
Meridian Bank/Malvern, PA (a)	148,394	2,566
NIBC Holding NV (e)	249,100	2,478
OFG Bancorp	433,979	8,411
Peoples Bancorp, Inc.	50,471	1,615
PNC Financial Services Group, Inc.	27,311	3,350
Popular, Inc.	34,483	1,883
Regions Financial Corp.	203,221	3,083
Signature Bank	13,455	1,713
SpareBank 1 SR-Bank ASA (primary capital certificate)	1,229,115	13,291
Sparebanken More (primary capital certificate)	207,782	7,046
Sparebanken Nord-Norge	2,307,148	18,055
Umpqua Holdings Corp.	84,513	1,494
Van Lanschot NV (Bearer)	1,058,381	24,834
Wells Fargo & Co.	197,658	9,667
		301,111
Capital Markets - 0.9%
AllianceBernstein Holding LP	697,607	21,270
Ameriprise Financial, Inc.	13,683	1,732
Ares Capital Corp.	205,802	3,355
Banca Generali SpA	144,497	3,407
Close Brothers Group PLC	97,121	1,892
Franklin Resources, Inc.	1,334,896	39,526
GAMCO Investors, Inc. Class A	124,651	2,487
Hamilton Lane, Inc. Class A	80,412	2,917
Lazard Ltd. Class A	820,993	32,667
OM Asset Management Ltd.	203,765	2,521
State Street Corp.	1,886,681	133,766
Tullett Prebon PLC	720,569	2,977
Waddell & Reed Financial, Inc. Class A (b)	2,461,759	42,145
		290,662
Consumer Finance - 2.0%
Aeon Credit Service (Asia) Co. Ltd.	12,704,000	11,503
American Express Co.	37,402	3,841
Discover Financial Services	1,148,028	77,480
H&T Group PLC	536,844	2,126
Navient Corp.	1,384,205	15,780
Nicholas Financial, Inc. (a)	358,289	3,769
Santander Consumer U.S.A. Holdings, Inc.	10,115,595	192,803
Synchrony Financial	10,742,986	322,719
		630,021
Diversified Financial Services - 0.3%
AXA Equitable Holdings, Inc.	3,587,602	66,514
Far East Horizon Ltd.	1,899,000	1,963
Ricoh Leasing Co. Ltd.	762,800	23,320
		91,797
Insurance - 8.1%
AEGON NV	45,543,424	234,628
AFLAC, Inc.	652,484	31,123
Allstate Corp.	40,034	3,518
Amerisafe, Inc.	34,278	2,036
April	2,179,750	52,643
ASR Nederland NV	554,986	23,415
Assurant, Inc.	1,150,780	110,924
Aub Group Ltd.	245,387	2,112
Axis Capital Holdings Ltd.	1,594,737	85,398
Employers Holdings, Inc.	91,729	3,887
FBD Holdings PLC	144,525	1,373
First American Financial Corp.	119,639	5,992
FNF Group	49,914	1,805
Great-West Lifeco, Inc.	100,028	2,147
Hartford Financial Services Group, Inc.	1,694,348	79,499
Hiscox Ltd.	147,141	2,737
Hyundai Fire & Marine Insurance Co. Ltd.	99,824	3,352
Lincoln National Corp.	4,458,517	260,779
MetLife, Inc.	14,858,685	678,596
National Western Life Group, Inc.	131,647	39,929
NN Group NV	1,147,320	48,484
Primerica, Inc.	64,942	7,298
Principal Financial Group, Inc.	63,783	3,194
RenaissanceRe Holdings Ltd.	1,665,008	229,821
Sony Financial Holdings, Inc.	2,436,200	46,141
The Travelers Companies, Inc.	28,323	3,556
Torchmark Corp.	88,942	7,450
Universal Insurance Holdings, Inc.	39,864	1,504
Unum Group (c)	15,041,271	522,835
		2,496,176
Mortgage Real Estate Investment Trusts - 0.5%
Annaly Capital Management, Inc.	14,627,982	152,716
MFA Financial, Inc.	183,000	1,341
Redwood Trust, Inc.	479,617	7,736
		161,793
Thrifts & Mortgage Finance - 0.5%
ASAX Co. Ltd.	399,400	2,039
Genworth MI Canada, Inc.	3,978,945	135,392
Genworth Mortgage Insurance Ltd.	6,157,651	9,937
WSFS Financial Corp.	37,374	1,576
		148,944

TOTAL FINANCIALS		4,120,504

HEALTH CARE - 13.3%
Biotechnology - 1.9%
Amgen, Inc.	2,850,136	533,289
Celgene Corp. (a)	456,054	40,343
Cell Biotech Co. Ltd.	50,000	1,272
Essex Bio-Technology Ltd.	1,205,000	792
Gilead Sciences, Inc.	192,361	13,467
United Therapeutics Corp. (a)	12,832	1,480
		590,643
Health Care Equipment & Supplies - 0.5%
Apex Biotechnology Corp.	1,200,000	1,221
Arts Optical International Holdings Ltd. (c)	20,946,000	5,021
Boston Scientific Corp. (a)	210,768	8,041
Hoshiiryou Sanki Co. Ltd. (c)	295,664	11,075
LivaNova PLC (a)	30,955	2,858
Nakanishi, Inc.	498,200	8,562
Pacific Hospital Supply Co. Ltd.	1,100,000	2,723
Prim SA (c)	1,432,000	18,276
ResMed, Inc.	75,292	7,166
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	928,000	778
St.Shine Optical Co. Ltd.	2,100,000	39,412
Techno Medica Co. Ltd.	38,600	718
Utah Medical Products, Inc. (c)	263,190	24,724
Varex Imaging Corp. (a)	92,150	2,625
Vieworks Co. Ltd.	5,000	154
Zimmer Biomet Holdings, Inc.	149,734	16,405
		149,759
Health Care Providers & Services - 9.8%
Anthem, Inc.	1,852,170	561,208
CVS Health Corp.	3,009,614	197,280
DVx, Inc. (c)	695,500	6,973
Hi-Clearance, Inc.	1,489,000	4,890
Humana, Inc.	9,450	2,920
Laboratory Corp. of America Holdings (a)	193,967	27,029
Medica Sur SA de CV	331,528	538
MEDNAX, Inc. (a)	586,608	21,182
Premier, Inc. (a)	195,731	7,788
Quest Diagnostics, Inc.	28,850	2,520
Ship Healthcare Holdings, Inc.	79,400	2,992
Tokai Corp.	341,300	8,867
Triple-S Management Corp. (a)(c)	1,633,317	32,928
United Drug PLC (United Kingdom)	2,097,164	15,954
UnitedHealth Group, Inc.	7,477,069	2,020,304
Universal Health Services, Inc. Class B	801,200	106,183
WIN-Partners Co. Ltd. (c)	2,519,500	23,200
		3,042,756
Health Care Technology - 0.1%
ND Software Co. Ltd. (c)	1,200,100	14,455
Pharmaceuticals - 1.0%
Akorn, Inc. (a)	91,594	344
Apex Healthcare Bhd	47,600	97
Bliss Gvs Pharma Ltd. (a)	3,750,000	8,255
Daewon Pharmaceutical Co. Ltd. (c)	1,871,384	28,766
Daewoong Co. Ltd.	350,000	5,758
Daito Pharmaceutical Co. Ltd.	109,300	2,810
Dawnrays Pharmaceutical Holdings Ltd.	35,870,000	7,144
DongKook Pharmaceutical Co. Ltd. (c)	623,700	31,621
FDC Ltd. (a)	2,901,164	6,734
Fuji Pharma Co. Ltd.	646,400	10,563
Genomma Lab Internacional SA de CV (a)	5,487,600	3,805
Indivior PLC (a)	16,530,685	24,598
Jazz Pharmaceuticals PLC (a)	19,280	2,427
Korea United Pharm, Inc.	239,629	5,041
Kwang Dong Pharmaceutical Co. Ltd. (c)	3,100,000	20,399
Kyung Dong Pharmaceutical Co. Ltd. (c)	960,000	9,191
Lee's Pharmaceutical Holdings Ltd.	7,985,500	6,491
Novo Nordisk A/S Series B sponsored ADR	1,072,719	50,439
Phibro Animal Health Corp. Class A	157,425	4,915
Recordati SpA	1,597,715	57,861
Taro Pharmaceutical Industries Ltd.	30,148	2,868
Vivimed Labs Ltd. (a)	600,000	211
Whanin Pharmaceutical Co. Ltd. (c)	1,750,000	30,440
		320,778

TOTAL HEALTH CARE		4,118,391

INDUSTRIALS - 6.8%
Aerospace & Defense - 0.0%
Astronics Corp. (a)	86,503	2,653
Austal Ltd.	1,406,047	2,044
United Technologies Corp.	74,779	8,829
Vectrus, Inc. (a)	42,600	1,073
		14,599
Air Freight & Logistics - 0.0%
Air T, Inc. (a)	43,777	1,270
Airlines - 0.1%
Air New Zealand Ltd.	1,130,035	2,195
American Airlines Group, Inc.	260,478	9,317
JetBlue Airways Corp. (a)	339,705	6,111
		17,623
Building Products - 0.1%
Builders FirstSource, Inc. (a)	232,400	3,072
Continental Building Products, Inc. (a)	153,500	4,043
COVIA Corp. (a)(b)	124,577	583
Gibraltar Industries, Inc. (a)	106,147	3,784
Jeld-Wen Holding, Inc. (a)	737,667	13,160
Kondotec, Inc. (c)	1,642,600	14,115
Owens Corning	41,200	2,158
		40,915
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	45,276	1,548
Aeon Delight Co. Ltd.	114,300	4,234
AJIS Co. Ltd. (c)	889,600	25,767
Asia File Corp. Bhd	4,480,000	2,888
Calian Technologies Ltd. (c)	622,924	14,464
Civeo Corp. (a)(c)	11,886,737	30,073
Fursys, Inc. (c)	950,000	25,961
Lion Rock Group Ltd.	19,159,640	3,422
Mears Group PLC	834,128	3,446
Mitie Group PLC	13,175,979	20,289
NICE Total Cash Management Co., Ltd.	1,025,000	8,403
Stericycle, Inc. (a)	44,480	1,961
VICOM Ltd.	2,058,500	9,312
VSE Corp. (c)	836,309	27,289
		179,057
Construction & Engineering - 1.2%
AECOM (a)	6,608,034	202,272
Arcadis NV	2,132,226	27,627
Boustead Projs. Pte Ltd.	1,993,087	1,340
Boustead Singapore Ltd.	4,030,200	2,365
Daiichi Kensetsu Corp. (c)	1,722,400	24,779
EMCOR Group, Inc.	154,859	10,101
Fluor Corp.	160,208	5,859
Geumhwa PSC Co. Ltd. (c)	360,000	9,951
Kyeryong Construction Industrial Co. Ltd. (a)(c)	675,000	15,625
Meisei Industrial Co. Ltd.	1,100,500	7,113
Mirait Holdings Corp.	398,900	5,753
Nippon Rietec Co. Ltd.	1,164,700	15,654
Severfield PLC	2,752,220	2,570
Shinnihon Corp.	1,568,800	14,431
Toshiba Plant Systems & Services Corp.	155,900	2,925
United Integrated Services Co.	4,114,800	12,725
		361,090
Electrical Equipment - 0.5%
Aichi Electric Co. Ltd.	324,200	8,617
Aros Quality Group AB	722,622	11,995
AZZ, Inc.	577,589	25,847
Bharat Heavy Electricals Ltd.	21,400,290	19,512
Chiyoda Integre Co. Ltd.	328,300	5,745
Eaton Corp. PLC	48,144	3,671
Generac Holdings, Inc. (a)	150,384	7,960
Hammond Power Solutions, Inc. Class A	450,933	2,063
I-Sheng Electric Wire & Cable Co. Ltd. (c)	12,500,000	16,506
Korea Electric Terminal Co. Ltd. (c)	709,401	26,911
Regal Beloit Corp.	46,552	3,573
Servotronics, Inc.	114,270	1,304
TKH Group NV (depositary receipt)	199,796	9,641
		143,345
Industrial Conglomerates - 0.8%
DCC PLC (United Kingdom)	2,370,664	193,558
General Electric Co.	1,106,200	11,239
ITT, Inc.	89,114	4,684
Lifco AB	449,407	17,980
Mytilineos Holdings SA	887,187	8,347
Reunert Ltd.	1,693,725	9,003
		244,811
Machinery - 1.5%
Aalberts Industries NV (c)	6,622,639	231,881
Allison Transmission Holdings, Inc.	292,514	14,237
ASL Marine Holdings Ltd. (a)(c)	45,025,313	2,341
Cummins, Inc.	24,868	3,658
Daiwa Industries Ltd.	194,100	1,949
Foremost Income Fund (a)	2,141,103	8,711
Global Brass & Copper Holdings, Inc.	95,835	2,898
Haitian International Holdings Ltd.	8,469,000	19,509
Hurco Companies, Inc.	53,423	2,049
Hwacheon Machine Tool Co. Ltd. (c)	219,900	8,342
Hyster-Yale Materials Handling:
Class A (c)	234,592	16,325
Class B (c)	310,000	21,573
Ihara Science Corp. (c)	980,000	13,496
Jaya Holdings Ltd. (a)(c)(d)	3,239,440	70
Kyowakogyosyo Co. Ltd.	42,800	1,743
Luxfer Holdings PLC sponsored	211,709	4,215
Maruzen Co. Ltd. (c)	1,583,300	34,697
Miller Industries, Inc.	93,579	2,812
Mincon Group PLC	2,150,992	3,078
Nadex Co. Ltd. (c)	792,600	6,862
Nitchitsu Co. Ltd.	55,600	960
Rexnord Corp. (a)	111,158	2,907
Semperit AG Holding (a)	379,932	6,088
SIMPAC, Inc.	1,483,000	3,846
Takamatsu Machinery Co. Ltd.	322,000	2,185
The Weir Group PLC	106,220	2,097
Tocalo Co. Ltd.	3,053,900	25,934
Trinity Industrial Corp.	843,800	4,416
WABCO Holdings, Inc. (a)	107,283	12,255
		461,134
Marine - 0.0%
SITC International Holdings Co. Ltd.	4,770,000	4,380
Tokyo Kisen Co. Ltd. (c)	826,500	5,623
		10,003
Professional Services - 0.2%
Asiakastieto Group Oyj (e)	82,286	2,138
Boardroom Ltd.	2,564,842	1,248
Kelly Services, Inc. Class A (non-vtg.)	99,724	2,234
McMillan Shakespeare Ltd.	1,694,253	18,904
Nielsen Holdings PLC	725,168	18,622
Robert Half International, Inc.	47,700	3,073
SHL-JAPAN Ltd.	101,400	1,608
Sporton International, Inc.	509,088	2,760
Synergie SA	127,141	3,929
TrueBlue, Inc. (a)	131,400	3,205
		57,721
Road & Rail - 0.8%
Alps Logistics Co. Ltd. (c)	2,846,200	20,564
Chilled & Frozen Logistics Holdings Co. Ltd.	1,094,600	11,577
CSX Corp.	88,025	5,783
Daqin Railway Co. Ltd. (A Shares)	32,250,000	41,150
Hamakyorex Co. Ltd. (c)	1,249,000	44,605
Higashi Twenty One Co. Ltd.	249,300	1,099
Norfolk Southern Corp.	48,919	8,206
Ryder System, Inc.	34,800	2,015
Sakai Moving Service Co. Ltd. (c)	1,077,700	58,770
Trancom Co. Ltd. (c)	852,500	52,281
		246,050
Trading Companies & Distributors - 0.9%
AddTech AB (B Shares)	1,079,947	21,269
AerCap Holdings NV (a)	231,289	10,931
Alconix Corp. (c)	2,112,700	21,820
Goodfellow, Inc. (a)(c)	720,477	3,131
HD Supply Holdings, Inc. (a)	598,997	25,122
HERIGE	60,773	1,614
Houston Wire & Cable Co. (a)	75,971	476
Itochu Corp.	4,143,000	75,747
KS Energy Services Ltd. (a)	13,126,100	254
Lumax International Corp. Ltd.	3,123,900	6,726
Meiwa Corp.	1,711,600	6,647
Mitani Shoji Co. Ltd.	732,700	36,526
MRC Global, Inc. (a)	978,058	15,277
Otec Corp.	123,900	2,290
Parker Corp. (c)	2,212,000	9,199
Richelieu Hardware Ltd.	698,469	12,497
Senshu Electric Co. Ltd. (c)	891,700	20,621
Strongco Corp. (a)(c)	846,557	1,063
Tanaka Co. Ltd.	36,600	183
TECHNO ASSOCIE Co. Ltd.	254,100	2,512
Totech Corp. (c)	898,300	18,086
		291,991
Transportation Infrastructure - 0.1%
Anhui Expressway Co. Ltd. (H Shares)	9,004,000	5,748
Isewan Terminal Service Co. Ltd.	1,288,000	8,632
James Fisher and Sons PLC	78,729	1,999
Meiko Transportation Co. Ltd.	826,400	8,528
Qingdao Port International Co. Ltd. (a)(e)	11,669,000	7,269
Sinwa Ltd. (c)	20,325,600	4,077
		36,253

TOTAL INDUSTRIALS		2,105,862

INFORMATION TECHNOLOGY - 14.1%
Communications Equipment - 0.0%
F5 Networks, Inc. (a)	18,437	2,967
InterDigital, Inc.	165,428	12,045
Juniper Networks, Inc.	88,000	2,283
		17,295
Electronic Equipment & Components - 4.4%
A&D Co. Ltd.	598,900	3,772
AVX Corp.	149,493	2,654
Cardtronics PLC (a)	100,000	2,707
Casa Systems, Inc. (a)	96,672	1,125
CDW Corp.	181,650	15,126
CTS Corp.	222,790	6,321
Daido Signal Co. Ltd.	99,000	466
Dynapack International Technology Corp.	3,200,000	4,944
Elec & Eltek International Co. Ltd.	1,486,000	2,125
Elematec Corp. (c)	1,176,500	19,366
ePlus, Inc. (a)	124,785	9,885
Excel Co. Ltd. (c)	743,100	13,078
Fabrinet	82,800	4,706
Hi-P International Ltd.	11,889,100	8,169
Hon Hai Precision Industry Co. Ltd. (Foxconn)	145,980,912	338,488
IDIS Holdings Co. Ltd. (c)	800,000	9,637
Image Sensing Systems, Inc. (a)	64,236	332
Insight Enterprises, Inc. (a)	309,511	14,213
INTOPS Co. Ltd. (c)	1,719,800	22,881
Jabil, Inc.	119,594	3,187
Keysight Technologies, Inc. (a)	925,168	68,481
Kingboard Chemical Holdings Ltd. (c)	75,779,500	266,649
Kingboard Laminates Holdings Ltd.	3,711,500	3,841
Muramoto Electronic Thailand PCL (For. Reg.) (c)	1,224,100	8,385
Nippo Ltd. (c)	734,000	2,567
PAX Global Technology Ltd.	4,061,000	1,781
Philips Lighting NV (e)	76,964	1,909
Pinnacle Technology Holdings Ltd.	7,310,968	9,646
Plexus Corp. (a)	145,745	8,179
Redington India Ltd.	13,947,410	14,427
Sanmina Corp. (a)	24,380	761
ScanSource, Inc. (a)(c)	1,425,336	54,605
Shibaura Electronics Co. Ltd. (c)	624,100	21,486
Sigmatron International, Inc. (a)	170,092	452
Simplo Technology Co. Ltd.	6,300,000	46,273
SYNNEX Corp. (c)	2,725,119	263,683
Tomen Devices Corp. (c)	536,200	11,342
Tripod Technology Corp.	1,465,000	3,943
TTM Technologies, Inc. (a)	922,817	10,594
UKC Holdings Corp. (c)	991,000	17,450
VST Holdings Ltd. (c)	118,407,600	57,374
Wayside Technology Group, Inc. (c)	337,417	3,543
Wireless Telecom Group, Inc. (a)	249,058	428
		1,360,981
IT Services - 3.7%
ALTEN	590,659	56,553
Amdocs Ltd.	6,199,773	346,443
Argo Graphics, Inc.	392,200	13,988
CACI International, Inc. Class A (a)	63,264	10,576
Carbonite, Inc. (a)	305,051	8,737
Computer Services, Inc.	257,424	14,416
CSE Global Ltd. (c)	40,531,500	12,946
Data#3 Ltd.	2,794,397	3,250
Dimerco Data System Corp.	510,000	598
E-Credible Co. Ltd.	129,349	1,866
eClerx Services Ltd. (a)	1,684,608	25,505
EOH Holdings Ltd. (a)	6,369,066	12,811
Estore Corp.	251,400	1,740
ExlService Holdings, Inc. (a)	176,082	10,125
Gabia, Inc. (c)	975,000	5,750
Indra Sistemas SA (a)(c)	12,563,000	129,129
Know IT AB (c)	1,387,101	25,080
Leidos Holdings, Inc.	548,856	31,834
Maximus, Inc.	267,474	18,758
Net 1 UEPS Technologies, Inc. (a)	458,939	1,308
NIC, Inc.	349,824	5,737
Nice Information & Telecom, Inc.	125,020	2,203
Sabre Corp.	68,966	1,585
Science Applications International Corp.	355,260	23,852
Societe Pour L'Informatique Industrielle SA (c)	1,651,275	40,069
Softcreate Co. Ltd.	599,900	7,297
The Western Union Co.	17,836,330	325,513
Total System Services, Inc.	121,982	10,931
TravelSky Technology Ltd. (H Shares)	1,001,000	2,719
WNS Holdings Ltd. sponsored ADR (a)	73,090	3,566
		1,154,885
Semiconductors & Semiconductor Equipment - 0.6%
Amkor Technology, Inc. (a)	199,747	1,598
Axell Corp.	399,400	1,914
Boe Varitronix Ltd. (b)	5,016,000	1,304
Cirrus Logic, Inc. (a)	89,995	3,343
Entegris, Inc.	279,317	9,231
Integrated Device Technology, Inc. (a)	188,112	9,189
Leeno Industrial, Inc. (c)	575,000	25,844
Melexis NV	1,030,000	72,623
Miraial Co. Ltd.	149,400	1,564
Nanometrics, Inc. (a)	278,735	8,527
Phison Electronics Corp.	1,900,000	15,769
Powertech Technology, Inc.	10,000,000	23,484
Semtech Corp. (a)	49,324	2,395
Trio-Tech International (a)(c)	223,799	692
United Microelectronics Corp.	4,331,000	1,655
		179,132
Software - 2.1%
AdaptIT Holdings Ltd.	2,505,385	1,131
ANSYS, Inc. (a)	2,925,085	480,738
Aspen Technology, Inc. (a)	95,900	9,267
Ebix, Inc. (b)	1,444,983	82,537
ICT Automatisering NV (c)	473,967	6,347
InfoVine Co. Ltd. (c)	175,000	3,720
j2 Global, Inc.	86,843	6,527
Jorudan Co. Ltd. (c)	377,600	3,453
KSK Co., Ltd. (c)	529,600	8,163
Micro Focus International PLC	227,056	4,329
NetGem SA	846,825	1,066
Nucleus Software Exports Ltd.	600,000	3,004
Pegasystems, Inc.	147,160	8,284
Pro-Ship, Inc.	503,200	6,227
RealPage, Inc. (a)	199,910	11,149
Vitec Software Group AB	548,943	4,890
Zensar Technologies Ltd.	3,500,000	11,081
		651,913
Technology Hardware, Storage & Peripherals - 3.3%
Compal Electronics, Inc.	67,500,000	40,492
HP, Inc.	6,137,959	135,219
Seagate Technology LLC (c)	18,194,679	805,660
Super Micro Computer, Inc. (a)	1,196,297	18,064
TPV Technology Ltd.	69,350,000	9,641
Western Digital Corp.	41,616	1,872
		1,010,948

TOTAL INFORMATION TECHNOLOGY		4,375,154

MATERIALS - 3.7%
Chemicals - 2.4%
Axalta Coating Systems Ltd. (a)	481,384	12,333
C. Uyemura & Co. Ltd.	382,400	22,398
Cabot Corp.	15,292	717
Chase Corp. (c)	618,730	62,380
Core Molding Technologies, Inc. (c)	677,877	5,898
Deepak Fertilisers and Petrochemicals Corp. Ltd.	1,150,000	1,897
DowDuPont, Inc.	95,639	5,146
EcoGreen International Group Ltd. (c)	49,942,080	9,869
FMC Corp.	1,188,929	94,877
Fujikura Kasei Co., Ltd. (c)	2,701,400	13,938
Fuso Chemical Co. Ltd.	573,700	11,219
Gujarat Narmada Valley Fertilizers Co.	4,800,000	22,218
Gujarat State Fertilizers & Chemicals Ltd. (c)	28,500,000	38,999
Honshu Chemical Industry Co. Ltd. (c)	760,000	8,394
Huntsman Corp.	294,260	6,465
Innospec, Inc.	796,100	55,942
JSR Corp.	261,200	4,211
KPC Holdings Corp.	55,171	2,956
KPX Chemical Co. Ltd. (c)	163,083	7,770
KPX Green Chemical Co. Ltd.	17,839	57
Miwon Chemicals Co. Ltd.	55,095	1,998
Miwon Commercial Co. Ltd.	13,819	3,093
Muto Seiko Co. Ltd.	237,400	1,146
Nihon Parkerizing Co. Ltd.	331,600	3,915
Nippon Soda Co. Ltd.	313,800	7,945
SK Kaken Co. Ltd.	54,800	23,822
Soken Chemical & Engineer Co. Ltd. (c)	664,600	11,410
T&K Toka Co. Ltd. (c)	1,340,800	11,965
Thai Carbon Black PCL (For. Reg.) (a)	11,431,600	17,199
Thai Rayon PCL:
(For. Reg.)	2,709,700	3,470
NVDR	85,200	109
The Chemours Co. LLC	253,675	9,069
The Mosaic Co.	2,794,992	90,222
UPL Ltd. (a)	875,000	9,698
Westlake Chemical Corp.	106,175	7,846
Yara International ASA	3,394,712	140,112
Yip's Chemical Holdings Ltd.	25,598,000	8,071
		738,774
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (a)	669,553	3,470
Mitani Sekisan Co. Ltd. (c)	1,485,000	34,887
RHI Magnesita NV	43,713	2,426
		40,783
Containers & Packaging - 0.3%
AMVIG Holdings Ltd.	5,481,000	1,250
Chuoh Pack Industry Co. Ltd. (c)	420,300	4,746
Kohsoku Corp. (c)	1,731,300	16,037
Mayr-Melnhof Karton AG	17,244	2,270
Pact Group Holdings Ltd.	687,021	1,893
Samhwa Crown & Closure Co. Ltd.	50,000	2,110
Silgan Holdings, Inc.	246,233	6,801
The Pack Corp. (c)	1,555,200	41,134
		76,241
Metals & Mining - 0.8%
Ausdrill Ltd.	10,864,997	9,951
Chubu Steel Plate Co. Ltd.	412,800	2,308
Cleveland-Cliffs, Inc. (b)	12,750,232	136,555
Compania de Minas Buenaventura SA sponsored ADR	2,248,269	35,185
Granges AB	261,283	2,505
Hill & Smith Holdings PLC	796,721	11,537
Nucor Corp.	28,204	1,727
Orvana Minerals Corp. (a)	762,104	110
Pacific Metals Co. Ltd.	346,800	9,271
Steel Dynamics, Inc.	73,609	2,693
Tohoku Steel Co. Ltd. (c)	623,500	7,653
Tokyo Tekko Co. Ltd. (c)	759,400	8,324
Universal Stainless & Alloy Products, Inc. (a)	73,367	1,315
Warrior Metropolitan Coal, Inc.	1,049,367	30,148
Webco Industries, Inc. (a)	7,568	916
Worthington Industries, Inc.	30,731	1,159
		261,357
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	104,870	2,557
Stella-Jones, Inc.	594,463	19,183
Western Forest Products, Inc.	1,942,300	2,971
		24,711

TOTAL MATERIALS		1,141,866

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Colony Capital, Inc.	1,904,103	11,558
Corrections Corp. of America	1,481,670	29,441
Four Corners Property Trust, Inc.	157,272	4,441
National Health Investors, Inc.	28,323	2,358
NSI NV	8,433	355
Public Storage	12,956	2,753
Sabra Health Care REIT, Inc.	189,673	3,896
Spirit Realty Capital, Inc.	87,004	3,456
Store Capital Corp.	156,756	5,066
Ventas, Inc.	55,135	3,556
VEREIT, Inc.	339,864	2,746
		69,626
Real Estate Management & Development - 0.2%
Anabuki Kosan, Inc.	42,750	1,083
CBRE Group, Inc. (a)	49,814	2,279
Century21 Real Estate Japan Ltd.	124,600	1,359
Devine Ltd. (a)	1,539,998	241
IMMOFINANZ Immobilien Anlagen AG	102,047	2,698
Jones Lang LaSalle, Inc.	21,763	3,121
LSL Property Services PLC	1,415,519	4,641
Relo Group, Inc.	1,323,000	34,762
Selvaag Bolig ASA	940,800	4,836
Servcorp Ltd.	839,856	1,795
Sino Land Ltd.	1,885,954	3,391
Tejon Ranch Co. (a)	430,503	8,102
Wing Tai Holdings Ltd.	1,717,700	2,616
		70,924

TOTAL REAL ESTATE		140,550

UTILITIES - 2.0%
Electric Utilities - 1.7%
Edison International	299,449	17,060
Exelon Corp.	2,907,804	138,877
PG&E Corp. (a)(b)	4,500,350	58,505
PPL Corp.	10,231,234	320,442
		534,884
Gas Utilities - 0.1%
Busan City Gas Co. Ltd.	50,971	1,805
China Resource Gas Group Ltd.	678,000	2,668
Hokuriku Gas Co.	152,100	4,280
K&O Energy Group, Inc.	323,800	4,296
Keiyo Gas Co. Ltd.	118,500	3,181
Star Gas Partners LP	197,441	1,807
		18,037
Independent Power and Renewable Electricity Producers - 0.1%
Mega First Corp. Bhd (c)	32,000,045	30,859
Mega First Corp. Bhd warrants 4/8/20 (a)	3,800,000	1,642
The AES Corp.	100,000	1,639
		34,140
Multi-Utilities - 0.1%
CMS Energy Corp.	312,707	16,305
Water Utilities - 0.0%
Manila Water Co., Inc.	5,598,900	2,953

TOTAL UTILITIES		606,319

TOTAL COMMON STOCKS
(Cost $16,024,888)		28,946,773

Nonconvertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Nam Yang Dairy Products	4,917	891
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Steel Partners Holdings LP Series A, 6.00%	162,626	3,614
MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	1,526,381	18,589
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $15,730)		23,094
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Centrus Energy Corp. 8.25% 2/28/27 (e)
(Cost $10,139)	4,587	3,578
	Shares	Value (000s)

Money Market Funds - 7.8%
Fidelity Cash Central Fund, 2.43% (f)	2,018,554,923	2,018,959
Fidelity Securities Lending Cash Central Fund 2.43% (f)(g)	413,770,209	413,812
TOTAL MONEY MARKET FUNDS
(Cost $2,432,406)		2,432,771
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $18,483,163)		31,406,216
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(386,595)
NET ASSETS - 100%		$31,019,621

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,683,000 or 0.1% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$27,513
Fidelity Securities Lending Cash Central Fund	2,946
Total	$30,459

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Aalberts Industries NV	$301,560	$--	$806	$--	$571	$(69,444)	$231,881
Abbey PLC	31,773	--	104	2,222	83	(4,410)	27,342
Accell Group NV	36,577	--	37,155	--	92	486	--
Air T, Inc.	6,043	--	4,789	--	3,185	(3,169)	--
AJIS Co. Ltd.	27,747	--	90	--	64	(1,954)	25,767
Alconix Corp.	32,597	--	81	322	34	(10,730)	21,820
Alps Logistics Co. Ltd.	21,765	--	79	205	40	(1,162)	20,564
Arts Optical International Holdings Ltd.	5,935	--	397	143	(350)	(167)	5,021
ASL Marine Holdings Ltd.	3,319	--	7	--	(6)	(965)	2,341
ASTI Corp.	3,940	--	11	--	5	(1,142)	2,792
Axell Corp.	5,341	--	1,994	--	(9,965)	8,532	--
Barratt Developments PLC	506,341	--	1,524	33,644	1,008	2,671	508,496
Bed Bath & Beyond, Inc.	38,749	118,462	399	2,149	(15)	14,331	171,128
Belc Co. Ltd.	79,124	--	295	452	246	(7,353)	71,722
Belluna Co. Ltd.	81,345	--	4,067	404	1,689	(16,852)	62,115
BMTC Group, Inc.	42,943	--	670	318	642	(2,413)	40,502
Bristow Group, Inc.	30,021	6,739	29	--	(63)	(27,658)	9,010
Calian Technologies Ltd.	15,163	--	50	226	33	(682)	14,464
Chase Corp.	83,869	--	7,172	497	6,324	(20,641)	62,380
Chuoh Pack Industry Co. Ltd.	5,281	--	17	67	8	(526)	4,746
Civeo Corp.	45,452	--	65	--	(56)	(15,258)	30,073
Clip Corp.	2,255	--	8	--	2	(239)	2,010
Codorus Valley Bancorp, Inc.	19,497	215	53	203	43	(5,101)	14,601
Contango Oil & Gas Co.	14,584	--	33	--	4	(4,764)	9,791
Core Molding Technologies, Inc.	5,129	2,676	19	--	13	(1,901)	5,898
Create SD Holdings Co. Ltd.	132,942	--	491	762	377	901	133,729
CSE Global Ltd.	13,446	--	44	371	6	(462)	12,946
Daewon Pharmaceutical Co. Ltd.	32,353	--	--	--	--	(3,587)	28,766
Daiichi Kensetsu Corp.	27,504	--	92	--	54	(2,687)	24,779
DongKook Pharmaceutical Co. Ltd.	35,177	--	--	242	--	(3,556)	31,621
DVx, Inc.	8,927	--	24	--	16	(1,946)	6,973
EcoGreen International Group Ltd.	10,664	--	35	96	8	(768)	9,869
Elematec Corp.	27,752	--	81	283	43	(8,348)	19,366
Estore Corp.	2,452	--	257	--	74	(529)	--
Excel Co. Ltd.	16,942	--	49	60	21	(3,836)	13,078
Ff Group	24,491	--	68	--	(96)	(5,218)	19,109
First Juken Co. Ltd.	17,548	--	55	247	32	(2,972)	14,553
Food Empire Holdings Ltd.	17,941	--	101	--	24	(2,431)	15,433
Fossil Group, Inc.	108,416	--	265	--	230	(38,453)	69,928
Fresh Del Monte Produce, Inc.	174,685	--	535	1,444	167	(20,975)	153,342
Fuji Kosan Co. Ltd.	3,729	--	12	--	(2)	(41)	3,674
Fujikura Kasei Co., Ltd.	15,712	--	54	173	9	(1,729)	13,938
Fursys, Inc.	25,681	--	--	567	--	280	25,961
Gabia, Inc.	8,126	--	--	22	--	(2,376)	5,750
Geospace Technologies Corp.	16,165	--	1,170	--	(1,083)	2,163	16,075
Geumhwa PSC Co. Ltd.	10,669	--	--	242	--	(718)	9,951
Goodfellow, Inc.	4,058	--	11	--	4	(920)	3,131
Guess?, Inc.	111,897	--	2,014	2,212	(703)	(14,722)	94,458
Gujarat State Fertilizers & Chemicals Ltd.	48,562	--	--	863	--	(9,563)	38,999
Halows Co. Ltd.	29,828	772	103	125	73	(5,078)	25,492
Hamakyorex Co. Ltd.	43,329	--	162	300	100	1,338	44,605
Handsome Co. Ltd.	67,806	--	--	522	--	(1,285)	66,521
Hanger, Inc.	43,651	--	48,458	--	(7,242)	12,049	--
Helen of Troy Ltd.	192,471	--	57,369	--	55,299	(47,963)	--
Hiday Hidaka Corp.	39,244	--	7,849	247	5,704	(8,702)	--
Honshu Chemical Industry Co. Ltd.	7,715	--	29	61	18	690	8,394
Hoshiiryou Sanki Co. Ltd.	10,891	--	105	71	25	264	11,075
Hwacheon Machine Tool Co. Ltd.	10,270	--	--	205	--	(1,928)	8,342
Hyster-Yale Materials Handling Class A	15,257	208	53	146	33	880	16,325
Hyster-Yale Materials Handling Class B	20,386	--	--	192	--	1,187	21,573
I-Sheng Electric Wire & Cable Co. Ltd.	17,495	--	--	4	--	(989)	16,506
IA Group Corp.	3,987	--	11	56	1	(387)	3,590
ICT Automatisering NV	8,682	--	280	--	65	(2,120)	6,347
IDIS Holdings Co. Ltd.	10,166	--	--	119	--	(529)	9,637
Ihara Science Corp.	19,975	--	56	--	40	(6,463)	13,496
Indra Sistemas SA	156,113	--	2,751	--	(3,669)	(20,564)	129,129
INFAC Corp.	1,314	--	--	32	--	(284)	1,030
InfoVine Co. Ltd.	3,709	--	--	141	--	11	3,720
Intage Holdings, Inc.	34,244	--	101	--	62	(8,132)	26,073
Intelligent Digital Integrated Security Co. Ltd.	7,137	--	19,559	--	12,178	244	--
INTOPS Co. Ltd.	14,024	--	--	256	--	8,857	22,881
INZI Controls Co. Ltd.	7,407	--	272	170	150	4,330	11,615
Isra Vision AG	76,909	--	66,836	--	60,402	(70,475)	--
Jaya Holdings Ltd.	69	--	--	--	--	1	70
JLM Couture, Inc.	1,267	--	6	--	3	334	1,598
Jorudan Co. Ltd.	4,066	--	401	42	14	(226)	3,453
Jumbo SA	160,642	--	533	2,100	389	2,811	163,309
Kingboard Chemical Holdings Ltd.	265,008	--	743	10,673	604	1,780	266,649
Know IT AB	27,548	--	89	--	50	(2,429)	25,080
Kohsoku Corp.	21,243	--	62	201	29	(5,173)	16,037
Kondotec, Inc.	14,329	752	52	166	42	(956)	14,115
Korea Electric Terminal Co. Ltd.	28,981	321	--	238	--	(2,391)	26,911
KPX Chemical Co. Ltd.	9,652	--	--	182	--	(1,882)	7,770
KSK Co., Ltd.	8,551	--	28	--	18	(378)	8,163
Kwang Dong Pharmaceutical Co. Ltd.	20,881	--	--	185	--	(482)	20,399
Kyeryong Construction Industrial Co. Ltd.	13,397	--	--	--	--	2,228	15,625
Kyung Dong Pharmaceutical Co. Ltd.	10,432	--	--	214	--	(1,241)	9,191
KyungDong City Gas Co. Ltd.	8,241	--	--	116	--	(928)	7,313
Kyungdong Invest Co. Ltd.	3,673	--	--	31	--	(327)	3,346
Leeno Industrial, Inc.	34,547	--	--	471	--	(8,703)	25,844
Maruzen Co. Ltd.	31,406	--	111	166	88	3,314	34,697
Mega First Corp. Bhd	28,477	--	577	155	149	2,810	30,859
Metro, Inc. Class A (sub. vtg.)	831,515	--	3,066	5,752	2,906	62,031	893,386
Michang Oil Industrial Co. Ltd.	12,557	--	--	220	--	(520)	12,037
Mitani Sekisan Co. Ltd.	36,133	--	129	125	103	(1,220)	34,887
Motonic Corp.	26,269	--	1,680	727	386	7,490	32,465
Mr. Bricolage SA	13,235	--	27	--	(11)	(6,915)	6,282
Muhak Co. Ltd.	38,087	--	--	730	--	(3,487)	34,600
Murakami Corp.	21,350	1,044	67	129	53	(3,392)	18,988
Muramoto Electronic Thailand PCL (For. Reg.)	7,016	--	29	--	9	1,389	8,385
Murphy Oil Corp.	362,834	4,907	10,442	5,432	1,352	(64,458)	294,193
Nadex Co. Ltd.	7,449	--	25	76	14	(576)	6,862
Nafco Co. Ltd.	31,794	--	106	294	36	(2,325)	29,399
ND Software Co. Ltd.	12,926	--	49	72	25	1,553	14,455
Next PLC	989,675	--	9,185	8,918	5,032	(187,462)	798,060
Nippo Ltd.	2,971	--	8	--	(1)	(395)	2,567
Origin Enterprises PLC	64,974	--	219	1,870	28	(4,666)	60,117
P&F Industries, Inc. Class A	2,683	--	9	32	2	(195)	2,481
Parker Corp.	10,960	--	36	106	22	(1,747)	9,199
Piolax, Inc.	60,277	--	200	447	182	(9,750)	50,509
Prim SA	22,014	--	64	177	20	(3,694)	18,276
Roadrunner Transportation Systems, Inc.	6,911	--	4,101	--	(22,024)	19,214	--
Rocky Mountain Chocolate Factory, Inc.	4,481	--	13	105	(1)	(728)	3,739
S&T Holdings Co. Ltd.	10,056	--	--	128	--	327	10,383
Sakai Moving Service Co. Ltd.	57,168	--	216	130	181	1,637	58,770
Samsung Climate Control Co. Ltd.	4,804	--	--	37	--	(521)	4,283
Sanei Architecture Planning Co. Ltd.	21,406	--	56	468	28	(3,103)	18,275
Sarantis SA	32,784	--	114	--	78	1,054	33,802
ScanSource, Inc.	93,159	--	32,100	--	6,981	(13,435)	54,605
Seagate Technology LLC	979,279	--	20,173	23,019	14,562	(168,008)	805,660
Senshu Electric Co. Ltd.	26,771	--	78	215	46	(6,118)	20,621
Sewon Precision Industries Co. Ltd.	4,625	--	--	37	--	(1,254)	3,371
Shibaura Electronics Co. Ltd.	26,494	--	77	--	62	(4,993)	21,486
Sinwa Ltd.	3,446	--	13	111	6	638	4,077
SJM Co. Ltd.	4,312	--	--	124	--	(584)	3,728
SJM Holdings Co. Ltd.	4,506	--	702	166	(165)	(426)	3,213
Societe Pour L'Informatique Industrielle SA	48,447	--	143	248	113	(8,348)	40,069
Soken Chemical & Engineer Co. Ltd.	12,151	--	36	--	10	(715)	11,410
Southwestern Energy Co.	65,794	172,322	659	--	9	(34,821)	202,645
Sportscene Group, Inc. Class A	2,039	--	8	--	6	1,229	3,266
Step Co. Ltd.	15,560	--	49	146	33	(3,167)	12,377
Strattec Security Corp.	11,320	916	40	103	9	446	12,651
Strongco Corp.	1,437	--	4	--	(5)	(365)	1,063
Sun Hing Vision Group Holdings Ltd.	6,974	--	25	455	--	81	7,030
Sunjin Co. Ltd.	29,566	--	--	--	--	(4,673)	24,893
SYNNEX Corp.	260,551	3,031	782	1,962	625	258	263,683
T&K Toka Co. Ltd.	15,501	--	48	183	28	(3,516)	11,965
The Buckle, Inc.	108,284	--	314	6,733	(122)	(29,922)	77,926
The Pack Corp.	49,627	--	160	318	77	(8,410)	41,134
Tohoku Steel Co. Ltd.	8,562	--	26	60	13	(896)	7,653
Tokyo Kisen Co. Ltd.	5,987	--	21	--	13	(356)	5,623
Tokyo Tekko Co. Ltd.	11,941	--	31	61	(11)	(3,575)	8,324
Tomen Devices Corp.	13,785	--	42	--	(5)	(2,396)	11,342
Totech Corp.	21,516	--	544	126	259	(3,145)	18,086
TOW Co. Ltd.	13,217	--	48	194	29	(1,271)	11,927
Trancom Co. Ltd.	62,738	--	162	301	159	(10,454)	52,281
Trio-Tech International	1,038	--	2	--	(2)	(342)	692
Triple-S Management Corp.	59,125	--	609	--	46	(25,634)	32,928
UKC Holdings Corp.	25,947	--	5,220	624	1,449	(4,726)	17,450
Unit Corp.	134,142	--	340	--	(10)	(48,121)	85,671
Unum Group	599,747	--	1,759	7,838	1,034	(76,187)	522,835
Utah Medical Products, Inc.	27,463	--	1,839	144	1,675	(2,575)	24,724
VSE Corp.	36,175	--	88	134	51	(8,849)	27,289
VST Holdings Ltd.	64,422	--	280	--	167	(6,935)	57,374
Wayside Technology Group, Inc.	3,713	770	13	104	(1)	(926)	3,543
Whanin Pharmaceutical Co. Ltd.	33,084	--	--	391	--	(2,644)	30,440
WIN-Partners Co. Ltd.	37,651	--	85	--	59	(14,425)	23,200
Youngone Holdings Co. Ltd.	42,903	--	--	398	--	6,358	49,261
Yutaka Giken Co. Ltd.	29,952	--	79	353	42	(7,527)	22,388
Total	$9,571,889	$313,135	$368,308	$136,546	$143,099	$(1,151,079)	$8,332,977

 (a) Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$1,248,964	$1,242,089	$6,875	$--
Consumer Discretionary	6,516,919	6,400,532	97,223	19,164
Consumer Staples	2,797,913	2,778,840	14,113	4,960
Energy	1,775,222	1,650,050	125,172	--
Financials	4,120,504	3,869,071	251,433	--
Health Care	4,118,391	4,049,919	68,472	--
Industrials	2,109,476	2,021,650	87,756	70
Information Technology	4,375,154	3,551,870	823,284	--
Materials	1,160,455	1,141,265	19,190	--
Real Estate	140,550	137,159	3,391	--
Utilities	606,319	603,651	2,668	--
Corporate Bonds	3,578	--	3,578	--
Money Market Funds	2,432,771	2,432,771	--	--
Total Investments in Securities:	$31,406,216	$29,878,867	$1,503,155	$24,194

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	58.5%
Japan	9.5%
United Kingdom	6.0%
Canada	4.9%
Ireland	3.9%
Netherlands	2.1%
Korea (South)	1.9%
Cayman Islands	1.8%
Taiwan	1.8%
Bermuda	1.8%
Bailiwick of Guernsey	1.1%
India	1.0%
Others (Individually Less Than 1%)	5.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2019
Assets
Investment in securities, at value (including securities loaned of $402,680) — See accompanying schedule: Unaffiliated issuers (cost $11,526,546)	$20,640,468
Fidelity Central Funds (cost $2,432,406)	2,432,771
Other affiliated issuers (cost $4,524,211)	8,332,977
Total Investment in Securities (cost $18,483,163)		$31,406,216
Cash		82
Foreign currency held at value (cost $455)		457
Receivable for investments sold		38,091
Receivable for fund shares sold		12,932
Dividends receivable		27,577
Interest receivable		159
Distributions receivable from Fidelity Central Funds		4,434
Prepaid expenses		43
Other receivables		1,887
Total assets		31,491,878
Liabilities
Payable for investments purchased	$14,155
Payable for fund shares redeemed	30,518
Accrued management fee	8,542
Other affiliated payables	3,142
Other payables and accrued expenses	2,118
Collateral on securities loaned	413,782
Total liabilities		472,257
Net Assets		$31,019,621
Net Assets consist of:
Paid in capital		$16,904,082
Total distributable earnings (loss)		14,115,539
Net Assets		$31,019,621
Net Asset Value and Maximum Offering Price
Low-Priced Stock:
Net Asset Value, offering price and redemption price per share ($24,776,324 ÷ 526,749 shares)		$47.04
Class K:
Net Asset Value, offering price and redemption price per share ($6,243,297 ÷ 132,868 shares)		$46.99

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2019
Investment Income
Dividends (including $136,546 earned from other affiliated issuers)		$338,149
Interest		189
Income from Fidelity Central Funds		30,459
Total income		368,797
Expenses
Management fee
Basic fee	$97,778
Performance adjustment	(35,691)
Transfer agent fees	19,344
Accounting and security lending fees	1,067
Custodian fees and expenses	1,057
Independent trustees' fees and expenses	111
Registration fees	72
Audit	91
Legal	45
Miscellaneous	100
Total expenses before reductions	83,974
Expense reductions	(389)
Total expenses after reductions		83,585
Net investment income (loss)		285,212
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $749)	2,481,393
Fidelity Central Funds	178
Other affiliated issuers	143,099
Foreign currency transactions	(1,399)
Total net realized gain (loss)		2,623,271
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $2,057)	(3,688,442)
Fidelity Central Funds	(187)
Other affiliated issuers	(1,151,079)
Assets and liabilities in foreign currencies	305
Total change in net unrealized appreciation (depreciation)		(4,839,403)
Net gain (loss)		(2,216,132)
Net increase (decrease) in net assets resulting from operations		$(1,930,920)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2019	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$285,212	$571,758
Net realized gain (loss)	2,623,271	3,524,905
Change in net unrealized appreciation (depreciation)	(4,839,403)	309,863
Net increase (decrease) in net assets resulting from operations	(1,930,920)	4,406,526
Distributions to shareholders	(3,794,431)	–
Distributions to shareholders from net investment income	–	(570,162)
Distributions to shareholders from net realized gain	–	(2,830,480)
Total distributions	(3,794,431)	(3,400,642)
Share transactions - net increase (decrease)	334,820	(2,815,868)
Total increase (decrease) in net assets	(5,390,531)	(1,809,984)
Net Assets
Beginning of period	36,410,152	38,220,136
End of period	$31,019,621	$36,410,152
Other Information
Undistributed net investment income end of period		$275,404

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Low-Priced Stock Fund

	Six months ended January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$55.65	$54.38	$49.57	$52.65	$51.03	$47.84
Income from Investment Operations
Net investment income (loss)A	.42	.80	.74	.59	.52	.53
Net realized and unrealized gain (loss)	(3.19)	5.33	6.47	(1.44)	4.06	5.96
Total from investment operations	(2.77)	6.13	7.21	(.85)	4.58	6.49
Distributions from net investment income	(.84)	(.79)	(.60)	(.62)	(.52)	(.39)
Distributions from net realized gain	(5.00)	(4.06)	(1.80)	(1.61)	(2.44)	(2.91)
Total distributions	(5.84)	(4.86)B	(2.40)	(2.23)	(2.96)	(3.30)
Redemption fees added to paid in capitalA	–	–	–C	–C	–C	–C
Net asset value, end of period	$47.04	$55.65	$54.38	$49.57	$52.65	$51.03
Total ReturnD,E	(5.21)%	12.07%	15.17%	(1.48)%	9.32%	14.42%
Ratios to Average Net AssetsF,G
Expenses before reductions	.52%H	.62%	.67%	.88%	.79%	.82%
Expenses net of fee waivers, if any	.52%H	.62%	.67%	.88%	.79%	.82%
Expenses net of all reductions	.52%H	.62%	.67%	.88%	.79%	.82%
Net investment income (loss)	1.70%H	1.48%	1.46%	1.24%	1.02%	1.07%
Supplemental Data
Net assets, end of period (in millions)	$24,776	$28,809	$28,334	$28,524	$30,150	$30,576
Portfolio turnover rateI,J	22%H	11%	8%	9%	9%	12%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $4.86 per share is comprised of distributions from net investment income of $.793 and distributions from net realized gain of $4.064 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Low-Priced Stock Fund Class K

	Six months ended January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$55.63	$54.36	$49.56	$52.64	$51.02	$47.83
Income from Investment Operations
Net investment income (loss)A	.45	.85	.79	.64	.57	.58
Net realized and unrealized gain (loss)	(3.20)	5.33	6.46	(1.44)	4.06	5.96
Total from investment operations	(2.75)	6.18	7.25	(.80)	4.63	6.54
Distributions from net investment income	(.89)	(.84)	(.64)	(.67)	(.57)	(.44)
Distributions from net realized gain	(5.00)	(4.06)	(1.80)	(1.61)	(2.44)	(2.91)
Total distributions	(5.89)	(4.91)B	(2.45)C	(2.28)	(3.01)	(3.35)
Redemption fees added to paid in capitalA	–	–	–D	–D	–D	–D
Net asset value, end of period	$46.99	$55.63	$54.36	$49.56	$52.64	$51.02
Total ReturnE,F	(5.18)%	12.18%	15.27%	(1.38)%	9.44%	14.55%
Ratios to Average Net AssetsG,H
Expenses before reductions	.43%I	.53%	.58%	.78%	.69%	.72%
Expenses net of fee waivers, if any	.43%I	.53%	.58%	.78%	.69%	.72%
Expenses net of all reductions	.43%I	.53%	.58%	.78%	.69%	.72%
Net investment income (loss)	1.79%I	1.57%	1.56%	1.34%	1.11%	1.17%
Supplemental Data
Net assets, end of period (in millions)	$6,243	$7,601	$9,886	$11,489	$13,989	$16,198
Portfolio turnover rateJ,K	22%I	11%	8%	9%	9%	12%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $4.91 per share is comprised of distributions from net investment income of $.842 and distributions from net realized gain of $4.064 per share.

 C Total distributions of $2.45 per share is comprised of distributions from net investment income of $.644 and distributions from net realized gain of $1.803 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Low-Priced Stock Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Low-Priced Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $1,549 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, deferred foreign income corporations, passive foreign investment companies (PFIC), redemptions in kind, partnerships, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$14,501,459
Gross unrealized depreciation	(1,864,068)
Net unrealized appreciation (depreciation)	$12,637,391
Tax cost	$18,768,825

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $3,353,032 and $5,008,583, respectively.

Unaffiliated Redemptions In-Kind. During the period, 2,257 shares of the Fund were redeemed in-kind for investments, including accrued interest, and cash with a value of $104,209. The net realized gain of $53,373 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 31,696 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash, including accrued interest, with a value of $1,710,031. The Fund had a net realized gain of $1,005,957 on investments delivered through the in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Low-Priced Stock as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .37% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Low-Priced Stock, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Low-Priced Stock	$17,768.13
Class K	1,576.05
	$19,344

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .01%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $109 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $46 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,946, including $84 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $258 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $7. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Low-Priced Stock	$4
$4

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $120.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2019	Year ended July 31, 2018
Distributions to shareholders
Low-Priced Stock	$3,002,760	$–
Class K	791,671	–
Total	$3,794,431	$–
From net investment income
Low-Priced Stock	$–	$422,624
Class K	–	147,538
Total	$–	$570,162
From net realized gain
Low-Priced Stock	$–	$2,113,153
Class K	–	717,327
Total	$–	$2,830,480

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2019	Year ended July 31, 2018	Six months ended January 31, 2019	Year ended July 31, 2018
Low-Priced Stock
Shares sold	16,515	78,887	$814,513	$4,286,318
Reinvestment of distributions	55,804	45,637	2,757,121	2,359,539
Shares redeemed	(63,226)(a)	(127,919)(b)	(3,076,606)(a)	(6,976,877)(b)
Net increase (decrease)	9,093	(3,395)	$495,028	$(331,020)
Class K
Shares sold	7,542	23,375	$378,602	$1,267,880
Reinvestment of distributions	16,031	16,747	791,671	864,865
Shares redeemed	(27,335)(a)	(85,363)(b)	(1,330,481)(a)	(4,617,593)(b)
Net increase (decrease)	(3,762)	(45,241)	$(160,208)	$(2,484,848)

 (a) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

 (b) Amount includes in-kind redemptions (see the Prior Fiscal Year Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2018 to January 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Expenses Paid During Period-B August 1, 2018 to January 31, 2019
Low-Priced Stock	.52%
Actual		$1,000.00	$947.90	$2.55
Hypothetical-C		$1,000.00	$1,022.58	$2.65
Class K	.43%
Actual		$1,000.00	$948.20	$2.11
Hypothetical-C		$1,000.00	$1,023.04	$2.19

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Low-Priced Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The fund had a portfolio manager change in May 2016, April 2017, and April 2018. The Board will continue to monitor closely the fund's performance, taking into account the portfolio manager changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Low-Priced Stock Fund

The Board considered the fund's underperformance for different time periods based on the June 30, 2018 data presented above and noted that the fund's underperformance has continued since the Board approved the management contract in 2017. The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; attribution reports on contributors to the fund's underperformance; and the applicable portfolio manager's explanation of his or her underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance. For a fund with underperformance over longer periods of time, the Board typically monitors the effect of any remedial actions and other relevant factors.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Low-Priced Stock Fund

The Board noted that the comparisons for 2015 and later reflect a revised Total Mapped Group that no longer includes funds with micro-cap objectives and that FMR believes this Total Mapped Group is a more appropriate comparison because the fund does not have a micro-cap objective.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the 12-month period ended June 30, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

LPS-SANN-0319
1.700505.122

Fidelity® Value Discovery Fund Semi-Annual Report January 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2019

% of fund's net assets
Berkshire Hathaway, Inc. Class B	3.9
Wells Fargo & Co.	3.4
Exxon Mobil Corp.	3.0
Comcast Corp. Class A	2.8
CVS Health Corp.	2.5
Chevron Corp.	2.4
Verizon Communications, Inc.	2.3
U.S. Bancorp	2.3
Amgen, Inc.	2.3
Twenty-First Century Fox, Inc. Class A	2.2
27.1

Top Five Market Sectors as of January 31, 2019

% of fund's net assets
Financials	25.8
Health Care	16.7
Communication Services	14.3
Energy	11.3
Consumer Staples	9.6

Asset Allocation (% of fund's net assets)

As of January 31, 2019 *
Stocks	99.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

 * Foreign investments - 16.4%

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATION SERVICES - 14.3%
Diversified Telecommunication Services - 2.3%
Verizon Communications, Inc.	938,618	$51,680,307
Entertainment - 5.6%
Cinemark Holdings, Inc.	447,379	18,306,749
Lions Gate Entertainment Corp. Class B	1,049,277	18,393,826
The Walt Disney Co.	343,408	38,296,860
Twenty-First Century Fox, Inc. Class A	994,833	49,055,215
		124,052,650
Interactive Media & Services - 1.4%
Alphabet, Inc. Class A (a)	28,248	31,804,141
Media - 5.0%
Comcast Corp. Class A	1,732,203	63,346,664
comScore, Inc. (a)	482,616	9,502,709
Entercom Communications Corp. Class A	1,246,636	9,137,842
Interpublic Group of Companies, Inc.	1,339,945	30,483,749
		112,470,964

TOTAL COMMUNICATION SERVICES		320,008,062

CONSUMER DISCRETIONARY - 3.1%
Auto Components - 0.4%
Lear Corp.	61,600	9,482,088
Internet & Direct Marketing Retail - 0.6%
eBay, Inc.	384,669	12,944,112
Multiline Retail - 1.1%
Dollar General Corp.	222,900	25,729,347
Textiles, Apparel & Luxury Goods - 1.0%
PVH Corp.	195,928	21,377,704

TOTAL CONSUMER DISCRETIONARY		69,533,251

CONSUMER STAPLES - 9.6%
Beverages - 2.7%
C&C Group PLC	3,593,410	13,572,956
Coca-Cola European Partners PLC	293,500	13,964,730
PepsiCo, Inc.	296,635	33,421,865
		60,959,551
Food & Staples Retailing - 1.8%
Sysco Corp.	379,346	24,221,242
Walmart, Inc.	166,600	15,965,278
		40,186,520
Food Products - 4.9%
Danone SA	283,900	20,659,915
Mondelez International, Inc.	276,000	12,767,760
Seaboard Corp.	2,189	8,458,668
The Hershey Co.	287,008	30,451,549
The J.M. Smucker Co.	353,461	37,070,990
		109,408,882
Personal Products - 0.2%
Coty, Inc. Class A	588,200	4,564,432

TOTAL CONSUMER STAPLES		215,119,385

ENERGY - 11.3%
Energy Equipment & Services - 1.3%
Baker Hughes, a GE Co. Class A	949,234	22,373,445
FLEX LNG Ltd. (a)	5,399,800	7,042,702
		29,416,147
Oil, Gas & Consumable Fuels - 10.0%
Chevron Corp.	474,037	54,348,342
Exxon Mobil Corp.	913,240	66,922,227
GasLog Ltd.	256,608	4,600,981
GasLog Partners LP	827,182	18,768,760
Golar LNG Partners LP	1,185,160	15,881,144
Hoegh LNG Partners LP	389,395	6,872,822
Phillips 66 Co.	258,605	24,673,503
Suncor Energy, Inc.	519,200	16,746,220
Teekay Corp. (b)	397,064	1,393,695
Teekay LNG Partners LP	780,099	10,032,073
Teekay Offshore Partners LP	2,310,169	2,795,304
		223,035,071

TOTAL ENERGY		252,451,218

FINANCIALS - 25.8%
Banks - 9.6%
M&T Bank Corp.	130,600	21,488,924
PNC Financial Services Group, Inc.	290,231	35,602,637
SunTrust Banks, Inc.	537,731	31,951,976
U.S. Bancorp	1,000,333	51,177,036
Wells Fargo & Co.	1,539,286	75,286,478
		215,507,051
Capital Markets - 2.8%
Affiliated Managers Group, Inc.	60,100	6,307,495
AllianceBernstein Holding LP	38,100	1,161,669
Goldman Sachs Group, Inc.	151,120	29,923,271
Invesco Ltd.	343,600	6,260,392
State Street Corp.	281,019	19,924,247
		63,577,074
Consumer Finance - 1.9%
Capital One Financial Corp.	221,132	17,821,028
Discover Financial Services	350,022	23,622,985
		41,444,013
Diversified Financial Services - 3.9%
Berkshire Hathaway, Inc. Class B (a)	420,160	86,359,687
Standard Life PLC	199,704	659,151
		87,018,838
Insurance - 4.4%
Allstate Corp.	156,407	13,743,483
Chubb Ltd.	198,347	26,390,068
FNF Group	348,848	12,614,344
Prudential PLC	830,907	16,249,350
The Travelers Companies, Inc.	233,415	29,302,919
		98,300,164
Mortgage Real Estate Investment Trusts - 3.2%
AGNC Investment Corp.	1,425,411	25,529,111
Annaly Capital Management, Inc.	2,630,611	27,463,579
MFA Financial, Inc.	2,559,965	18,764,543
		71,757,233

TOTAL FINANCIALS		577,604,373

HEALTH CARE - 16.7%
Biotechnology - 3.1%
Amgen, Inc.	271,793	50,855,188
Celgene Corp. (a)	215,000	19,018,900
		69,874,088
Health Care Providers & Services - 6.9%
Anthem, Inc.	106,889	32,387,367
Cigna Corp.	202,264	40,414,370
CVS Health Corp.	850,160	55,727,988
UnitedHealth Group, Inc.	90,700	24,507,140
		153,036,865
Pharmaceuticals - 6.7%
Allergan PLC	178,414	25,688,048
Bayer AG	388,920	29,478,522
Bristol-Myers Squibb Co.	237,900	11,745,123
Johnson & Johnson	87,280	11,615,222
Pfizer, Inc.	241,957	10,271,075
Roche Holding AG (participation certificate)	56,994	15,162,441
Sanofi SA sponsored ADR	482,942	20,983,830
Takeda Pharmaceutical Co. Ltd. ADR (b)	1,245,507	24,872,775
		149,817,036

TOTAL HEALTH CARE		372,727,989

INDUSTRIALS - 5.5%
Aerospace & Defense - 2.6%
Harris Corp.	112,784	17,276,253
United Technologies Corp.	343,379	40,542,759
		57,819,012
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	299,200	25,961,584
Machinery - 1.1%
Deere & Co.	157,488	25,828,032
Road & Rail - 0.6%
Union Pacific Corp.	82,072	13,055,193

TOTAL INDUSTRIALS		122,663,821

INFORMATION TECHNOLOGY - 3.8%
Electronic Equipment & Components - 1.1%
TE Connectivity Ltd.	296,334	23,988,237
IT Services - 2.7%
Amdocs Ltd.	324,882	18,154,406
Cognizant Technology Solutions Corp. Class A	370,713	25,831,282
Fiserv, Inc. (a)	58,600	4,859,698
The Western Union Co.	619,794	11,311,241
		60,156,627

TOTAL INFORMATION TECHNOLOGY		84,144,864

MATERIALS - 1.6%
Chemicals - 0.9%
LyondellBasell Industries NV Class A	92,940	8,082,992
The Scotts Miracle-Gro Co. Class A	170,374	12,667,307
		20,750,299
Containers & Packaging - 0.7%
Graphic Packaging Holding Co.	1,306,939	15,774,754

TOTAL MATERIALS		36,525,053

REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 1.7%
American Tower Corp.	118,600	20,498,824
Simon Property Group, Inc.	99,800	18,175,576
		38,674,400
Real Estate Management & Development - 1.3%
CBRE Group, Inc. (a)	625,593	28,620,880

TOTAL REAL ESTATE		67,295,280

UTILITIES - 4.8%
Electric Utilities - 3.8%
Exelon Corp.	937,812	44,789,901
Xcel Energy, Inc.	759,152	39,749,199
		84,539,100
Independent Power and Renewable Electricity Producers - 0.2%
NRG Yield, Inc. Class C	227,200	3,428,448
Multi-Utilities - 0.8%
WEC Energy Group, Inc.	251,100	18,337,833

TOTAL UTILITIES		106,305,381

TOTAL COMMON STOCKS
(Cost $2,161,242,548)		2,224,378,677

Money Market Funds - 0.2%
Fidelity Cash Central Fund, 2.43% (c)	3,072,213	3,072,827
Fidelity Securities Lending Cash Central Fund 2.43% (c)(d)	1,340,014	1,340,148
TOTAL MONEY MARKET FUNDS
(Cost $4,412,795)		4,412,975
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $2,165,655,343)		2,228,791,652
NET OTHER ASSETS (LIABILITIES) - 0.3%		7,647,800
NET ASSETS - 100%		$2,236,439,452

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,032,330
Fidelity Securities Lending Cash Central Fund	54,319
Total	$1,086,649

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$320,008,062	$320,008,062	$--	$--
Consumer Discretionary	69,533,251	69,533,251	--	--
Consumer Staples	215,119,385	194,459,470	20,659,915	--
Energy	252,451,218	252,451,218	--	--
Financials	577,604,373	561,355,023	16,249,350	--
Health Care	372,727,989	328,087,026	44,640,963	--
Industrials	122,663,821	122,663,821	--	--
Information Technology	84,144,864	84,144,864	--	--
Materials	36,525,053	36,525,053	--	--
Real Estate	67,295,280	67,295,280	--	--
Utilities	106,305,381	106,305,381	--	--
Money Market Funds	4,412,975	4,412,975	--	--
Total Investments in Securities:	$2,228,791,652	$2,147,241,424	$81,550,228	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.6%
Switzerland	3.0%
Marshall Islands	2.5%
France	1.8%
Ireland	1.8%
Canada	1.7%
United Kingdom	1.3%
Germany	1.3%
Japan	1.1%
Others (Individually Less Than 1%)	1.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,253,996) — See accompanying schedule: Unaffiliated issuers (cost $2,161,242,548)	$2,224,378,677
Fidelity Central Funds (cost $4,412,795)	4,412,975
Total Investment in Securities (cost $2,165,655,343)		$2,228,791,652
Receivable for investments sold		15,810,358
Receivable for fund shares sold		2,989,230
Dividends receivable		2,923,145
Distributions receivable from Fidelity Central Funds		113,577
Prepaid expenses		2,765
Other receivables		18,140
Total assets		2,250,648,867
Liabilities
Payable for fund shares redeemed	$11,817,343
Accrued management fee	669,389
Other affiliated payables	347,258
Other payables and accrued expenses	36,926
Collateral on securities loaned	1,338,499
Total liabilities		14,209,415
Net Assets		$2,236,439,452
Net Assets consist of:
Paid in capital		$2,184,346,108
Total distributable earnings (loss)		52,093,344
Net Assets		$2,236,439,452
Net Asset Value and Maximum Offering Price
Value Discovery:
Net Asset Value, offering price and redemption price per share ($2,174,288,495 ÷ 80,567,359 shares)		$26.99
Class K:
Net Asset Value, offering price and redemption price per share ($62,150,957 ÷ 2,302,676 shares)		$26.99

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2019 (Unaudited)
Investment Income
Dividends		$26,820,627
Income from Fidelity Central Funds		1,086,649
Total income		27,907,276
Expenses
Management fee
Basic fee	$6,162,689
Performance adjustment	(1,721,807)
Transfer agent fees	1,778,616
Accounting and security lending fees	343,669
Custodian fees and expenses	17,791
Independent trustees' fees and expenses	7,678
Registration fees	69,114
Audit	37,752
Legal	6,383
Miscellaneous	6,440
Total expenses before reductions	6,708,325
Expense reductions	(35,657)
Total expenses after reductions		6,672,668
Net investment income (loss)		21,234,608
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	22,304,646
Fidelity Central Funds	(2,035)
Foreign currency transactions	22,205
Futures contracts	3,642,572
Total net realized gain (loss)		25,967,388
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(133,353,740)
Fidelity Central Funds	617
Assets and liabilities in foreign currencies	(7,451)
Total change in net unrealized appreciation (depreciation)		(133,360,574)
Net gain (loss)		(107,393,186)
Net increase (decrease) in net assets resulting from operations		$(86,158,578)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2019 (Unaudited)	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,234,608	$48,440,699
Net realized gain (loss)	25,967,388	261,716,177
Change in net unrealized appreciation (depreciation)	(133,360,574)	(116,467,009)
Net increase (decrease) in net assets resulting from operations	(86,158,578)	193,689,867
Distributions to shareholders	(94,739,011)	–
Distributions to shareholders from net investment income	–	(38,872,556)
Distributions to shareholders from net realized gain	–	(29,026,203)
Total distributions	(94,739,011)	(67,898,759)
Share transactions - net increase (decrease)	36,190,145	(566,361,059)
Total increase (decrease) in net assets	(144,707,444)	(440,569,951)
Net Assets
Beginning of period	2,381,146,896	2,821,716,847
End of period	$2,236,439,452	$2,381,146,896
Other Information
Undistributed net investment income end of period		$22,670,477

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Value Discovery Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$29.25	$28.10	$24.16	$24.99	$23.32	$19.93
Income from Investment Operations
Net investment income (loss)A	.26	.42	.38	.34	.66B	.31
Net realized and unrealized gain (loss)	(1.36)	1.28	3.86	(.38)C	1.35	3.34
Total from investment operations	(1.10)	1.70	4.24	(.04)	2.01	3.65
Distributions from net investment income	(.57)	(.31)	(.29)	(.47)	(.32)	(.26)
Distributions from net realized gain	(.59)	(.24)	(.01)	(.32)	(.02)	–
Total distributions	(1.16)	(.55)	(.30)	(.79)	(.34)	(.26)
Net asset value, end of period	$26.99	$29.25	$28.10	$24.16	$24.99	$23.32
Total ReturnD,E	(3.77)%	6.19%	17.70%	.05%	8.68%	18.52%
Ratios to Average Net AssetsF,G
Expenses before reductions	.59%H	.69%	.75%	.86%	.84%	.80%
Expenses net of fee waivers, if any	.59%H	.69%	.75%	.86%	.84%	.80%
Expenses net of all reductions	.59%H	.69%	.75%	.86%	.84%	.80%
Net investment income (loss)	1.85%H	1.50%	1.44%	1.46%	2.69%B	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$2,174,288	$2,313,811	$2,708,049	$1,712,212	$1,205,423	$686,767
Portfolio turnover rateI	47%H	33%J	32%J	41%	45%	58%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.26 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.62%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Value Discovery Fund Class K

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$29.28	$28.11	$24.17	$24.99	$23.32	$19.93
Income from Investment Operations
Net investment income (loss)A	.27	.46	.41	.38	.69B	.34
Net realized and unrealized gain (loss)	(1.36)	1.28	3.86	(.38)C	1.34	3.34
Total from investment operations	(1.09)	1.74	4.27	–D	2.03	3.68
Distributions from net investment income	(.61)	(.33)	(.32)	(.50)	(.34)	(.29)
Distributions from net realized gain	(.59)	(.24)	(.01)	(.32)	(.02)	–
Total distributions	(1.20)	(.57)	(.33)	(.82)	(.36)	(.29)
Net asset value, end of period	$26.99	$29.28	$28.11	$24.17	$24.99	$23.32
Total ReturnE,F	(3.74)%	6.34%	17.82%	.24%	8.80%	18.71%
Ratios to Average Net AssetsG,H
Expenses before reductions	.48%I	.57%	.63%	.70%	.71%	.66%
Expenses net of fee waivers, if any	.48%I	.57%	.63%	.70%	.71%	.66%
Expenses net of all reductions	.47%I	.56%	.63%	.70%	.71%	.66%
Net investment income (loss)	1.97%I	1.62%	1.56%	1.62%	2.82%B	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$62,151	$67,335	$113,668	$222,946	$196,460	$114,246
Portfolio turnover rateJ	47%I	33%K	32%K	41%	45%	58%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.26 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.75%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2019

1. Organization.

Fidelity Value Discovery Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Value Discovery and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$204,822,496
Gross unrealized depreciation	(142,808,967)
Net unrealized appreciation (depreciation)	$62,013,529
Tax cost	$2,166,778,123

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $537,695,555 and $516,952,103, respectively.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 1,238,087 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash, with a value of $35,289,423. The Fund had a net realized gain of $8,392,283 on investments delivered through the in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Value Discovery as compared to its benchmark index, the Russell 3000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .39% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Value Discovery, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Value Discovery	$1,763,857.16
Class K	14,759.05
	$1,778,616

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $7,573 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 41,999,841 shares of the Fund held by an affiliated entity were redeemed in kind for investments and cash with a value of $1,195,735,469. The Fund had a net realized gain of $237,440,352 on investments delivered through in-kind redemptions. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,062 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $54,319. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $26,442 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $520.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $8,695.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2019	Year ended July 31, 2018
Distributions to shareholders
Value Discovery	$91,991,501	$–
Class K	2,747,510	–
Total	$94,739,011	$–
From net investment income
Value Discovery	$–	$37,659,342
Class K	–	1,213,214
Total	$–	$38,872,556
From net realized gain
Value Discovery	$–	$28,024,993
Class K	–	1,001,210
Total	$–	$29,026,203

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2019	Year ended July 31, 2018	Six months ended January 31, 2019	Year ended July 31, 2018
Value Discovery
Shares sold	16,427,413	92,576,036	$437,210,434	$2,602,748,985
Reinvestment of distributions	2,791,422	2,218,173	76,426,545	60,950,359
Shares redeemed	(17,748,644)	(112,066,142)	(477,505,818)	(3,180,236,752)
Net increase (decrease)	1,470,191	(17,271,933)	$36,131,161	$(516,537,408)
Class K
Shares sold	194,454	898,035	$5,406,104	$25,342,830
Reinvestment of distributions	100,296	80,757	2,747,510	2,214,424
Shares redeemed	(291,718)	(2,722,401)(a)	(8,094,630)	(77,380,905)(a)
Net increase (decrease)	3,032	(1,743,609)	$58,984	$(49,823,651)

 (a) Amount includes in-kind redemptions (see the Prior Fiscal Year Redemptions In-Kind note for additional details).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2018 to January 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Expenses Paid During Period-B August 1, 2018 to January 31, 2019
Value Discovery	.59%
Actual		$1,000.00	$962.30	$2.92
Hypothetical-C		$1,000.00	$1,022.23	$3.01
Class K	.48%
Actual		$1,000.00	$962.60	$2.37
Hypothetical-C		$1,000.00	$1,022.79	$2.45

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Value Discovery Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Value Discovery Fund

The Board considered the fund's underperformance for different time periods based on the June 30, 2018 data presented above and based on earlier periods ended prior to June 30, 2018. The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; attribution reports on contributors to the fund's underperformance; and the applicable portfolio manager's explanation of his or her underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Value Discovery Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the 12-month period ended June 30, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

FVD-SANN-0319
1.783113.116

Fidelity® Series Intrinsic Opportunities Fund Semi-Annual Report January 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2019

% of fund's net assets
Anthem, Inc.	5.5
Amgen, Inc.	2.6
Itochu Corp.	2.5
MetLife, Inc.	2.4
Twenty-First Century Fox, Inc. Class A	1.9
UnitedHealth Group, Inc.	1.9
The Western Union Co.	1.8
United Therapeutics Corp.	1.6
John David Group PLC	1.4
Total SA sponsored ADR	1.4
23.0

Top Five Market Sectors as of January 31, 2019

% of fund's net assets
Health Care	18.5
Consumer Discretionary	15.0
Financials	14.8
Energy	9.3
Industrials	9.1

Asset Allocation (% of fund's net assets)

As of January 31, 2019*
Stocks	86.2%
Short-Term Investments and Net Other Assets (Liabilities)	13.8%

 * Foreign investments - 40.3%

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 86.1%
	Shares	Value
COMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 0.5%
Verizon Communications, Inc.	1,250,200	$68,836,012
Entertainment - 2.3%
GAMEVIL, Inc. (a)	15,000	748,362
Twenty-First Century Fox, Inc. Class A	5,500,000	271,205,000
Viacom, Inc.:
Class A (b)	800,000	27,432,000
Class B (non-vtg.)	800,000	23,536,000
		322,921,362
Interactive Media & Services - 1.0%
Kakaku.com, Inc.	500,000	8,739,959
mixi, Inc.	10,000	252,743
Momo, Inc. ADR (a)	5,000	152,150
XLMedia PLC	100,000	112,142
Yahoo! Japan Corp.	33,500,000	90,112,463
YY, Inc. ADR (a)	625,000	43,393,750
Zappallas, Inc. (a)(c)	1,000,000	3,433,555
		146,196,762
Media - 1.8%
AMC Networks, Inc. Class A (a)	125,000	7,867,500
Comcast Corp. Class A	3,500,000	127,995,000
Corus Entertainment, Inc. Class B (non-vtg.)	400,000	1,695,651
Criteo SA sponsored ADR (a)	25,000	622,500
Discovery Communications, Inc.:
Class A (a)(b)	2,400,000	68,112,000
Class B (a)	19,308	675,201
DISH Network Corp. Class A (a)	100,000	3,067,000
DMS, Inc.	250,000	3,743,401
F@N Communications, Inc.	525,000	2,655,726
Gendai Agency, Inc. (c)	850,000	3,737,893
Hyundai HCN	2,250,049	8,323,177
Interspace Co. Ltd.	20,000	192,426
Ipsos SA	10,000	232,125
ITE Group PLC	2,000,871	1,697,950
Multiplus SA	600,000	4,277,254
Nippon BS Broadcasting Corp.	200,000	1,938,949
Nippon Television Network Corp.	150,000	2,353,454
Pico Far East Holdings Ltd.	8,000,000	2,977,518
Proto Corp.	50,000	695,433
RKB Mainichi Broadcasting Corp.	3,000	161,120
SMG PLC	10,000	44,070
Television Broadcasts Ltd.	1,500,000	2,804,254
WOWOW INC.	250,000	6,502,180
		252,371,782
Wireless Telecommunication Services - 0.1%
Okinawa Cellular Telephone Co.	425,000	15,041,313

TOTAL COMMUNICATION SERVICES		805,367,231

CONSUMER DISCRETIONARY - 15.0%
Auto Components - 2.9%
Adient PLC	800,000	15,792,000
ASTI Corp.	30,000	463,805
Burelle SA	984	1,101,508
Chita Kogyo Co. Ltd.	10,000	68,028
Cooper Tire & Rubber Co.	650,000	22,880,000
DaikyoNishikawa Corp.	50,000	514,574
Dongah Tire & Rubber Co. Ltd.	42,120	1,169,968
Eagle Industry Co. Ltd.	300,000	3,530,870
Exedy Corp.	15,000	377,324
Fukoku Co. Ltd.	275,000	2,204,039
G-Tekt Corp. (c)	2,750,000	40,369,520
Gentex Corp.	200,000	4,236,000
Hi-Lex Corp.	249,937	4,765,840
Hu Lane Associate, Inc.	50,000	147,408
Hyundai Mobis	950,000	192,146,922
IJT Technology Holdings Co. Ltd.	1,225,000	7,388,800
INFAC Corp.	362,529	1,148,760
Lear Corp.	100,000	15,393,000
Linamar Corp.	625,000	24,230,374
Murakami Corp.	35,000	807,804
Piolax, Inc.	924,000	18,840,523
Seoyon Co. Ltd.	425,000	1,659,992
Seoyon E-Hwa Co., Ltd.	685,725	3,211,552
SL Corp.	15,000	272,377
Strattec Security Corp.	40,000	1,380,000
TBK Co. Ltd. (c)	1,800,000	6,610,053
The Furukawa Battery Co. Ltd.	150,000	955,703
TPR Co. Ltd.	825,000	17,571,724
Xinyi Glass Holdings Ltd.	200,000	243,607
Yorozu Corp. (c)	1,852,000	25,571,797
		415,053,872
Automobiles - 0.4%
Audi AG	26,500	23,780,210
Fiat Chrysler Automobiles NV (a)	139,000	2,392,190
Fiat Chrysler Automobiles NV (a)	1,264,900	21,598,348
Kabe Husvagnar AB (B Shares)	25,000	378,522
Renault SA	10,000	707,935
Thor Industries, Inc.	50,000	3,256,000
		52,113,205
Distributors - 0.3%
Chori Co. Ltd. (c)	1,566,400	22,793,151
Doshisha Co. Ltd.	350,000	5,359,651
Harima-Kyowa Co. Ltd.	104,400	1,621,710
Headlam Group PLC	50,000	256,418
LKQ Corp. (a)	200,000	5,244,000
Nakayamafuku Co. Ltd.	200,000	962,130
SPK Corp.	15,000	317,145
Yagi & Co. Ltd.	450,000	6,535,690
Yamae Hisano Co.	50,000	597,200
		43,687,095
Diversified Consumer Services - 0.4%
Asante, Inc.	60,000	1,177,691
Cross-Harbour Holdings Ltd.	300,000	423,952
Estacio Participacoes SA	5,000	42,635
Heian Ceremony Service Co. Ltd.	500,000	3,952,261
Kukbo Design Co. Ltd.	126,203	1,633,652
MegaStudy Co. Ltd. (c)	1,086,945	10,259,452
MegaStudyEdu Co. Ltd. (c)	1,048,420	30,158,698
Multicampus Co. Ltd.	60,000	2,815,458
Step Co. Ltd.	217,000	2,502,199
Tsukada Global Holdings, Inc.	1,100,000	6,099,610
		59,065,608
Hotels, Restaurants & Leisure - 0.4%
Betsson AB (B Shares)	125,000	1,151,177
Fairwood Holdings Ltd.	50,000	171,271
Hiday Hidaka Corp.	276,000	5,414,845
Hiramatsu, Inc. (b)	25,000	76,888
Kura Corp. Ltd.	100,000	5,159,513
Net Entertainment NE AB	175,000	844,988
Playtech Ltd.	100,000	507,852
The Restaurant Group PLC	16,957,111	33,161,252
Wyndham Destinations, Inc.	250,000	10,535,000
ZEAL Network SE	1,000	25,124
		57,047,910
Household Durables - 1.1%
Ace Bed Co. Ltd.	250,145	5,554,131
Cuckoo Holdings Co. Ltd.	35,000	3,932,832
Emak SpA	600,000	899,656
FJ Next Co. Ltd.	1,100,000	9,260,500
Flexsteel Industries, Inc.	10,000	249,700
Fuji Corp. Ltd.	50,000	387,423
Gree Electric Appliances, Inc. of Zhuhai Class A (a)	6,250,613	38,945,065
Hamilton Beach Brands Holding Co.:
Class A	125,000	3,267,500
Class B (a)	125,000	3,267,500
Helen of Troy Ltd. (a)	425,000	49,317,000
Iida Group Holdings Co. Ltd.	100,000	1,818,683
Nittoh Corp.	25,000	91,806
Q.E.P. Co., Inc.	34,998	839,602
SABAF SpA	400,000	7,004,952
Sanei Architecture Planning Co. Ltd.	660,000	9,997,705
Sanyo Housing Nagoya Co. Ltd.	700,000	5,899,472
Taylor Morrison Home Corp. (a)	500,000	9,450,000
Tupperware Brands Corp.	134,500	3,667,815
Wellpool Co. Ltd.	200,000	343,487
		154,194,829
Internet & Direct Marketing Retail - 0.1%
Aucnet, Inc.	125,000	1,002,984
CROOZ, Inc. (a)(b)	55,000	1,075,006
eBay, Inc.	200,000	6,730,000
Hyundai Home Shopping Network Corp.	10,000	925,901
N Brown Group PLC	300,000	343,902
NS Shopping Co. Ltd.	75,000	913,541
		10,991,334
Leisure Products - 0.1%
Mars Group Holdings Corp.	550,000	10,780,353
Multiline Retail - 0.4%
Grazziotin SA	387,100	2,865,678
Gwangju Shinsegae Co. Ltd. (c)	97,372	17,418,649
Lifestyle China Group Ltd. (a)(b)	12,500,000	4,451,160
Lifestyle International Holdings Ltd.	12,500,000	18,872,654
Macy's, Inc.	550,000	14,465,000
Treasure Factory Co. Ltd. (c)	850,000	6,313,059
Watts Co. Ltd.	200,000	1,301,813
		65,688,013
Specialty Retail - 7.7%
ABC-MART, Inc.	25,000	1,432,178
Arc Land Sakamoto Co. Ltd.	500,000	6,274,960
AT-Group Co. Ltd.	895,000	19,309,158
AutoNation, Inc. (a)	350,000	13,562,500
Beacon Lighting Group Ltd.	25,891	22,396
Best Buy Co., Inc.	3,000,000	177,720,000
Cars.com, Inc. (a)	50,000	1,365,500
Cash Converters International Ltd. (a)	14,400,000	2,564,503
DCM Japan Holdings Co. Ltd.	25,000	254,533
DongAh Tire & Rubber Co. Ltd. (a)	57,879	629,555
Dunelm Group PLC	300,000	2,842,893
E-Life Mall Corp. Ltd.	100,000	208,476
Formosa Optical Technology Co. Ltd.	751,383	1,453,402
Fuji Corp. (c)	705,790	13,276,692
GameStop Corp. Class A (b)(c)	9,999,167	113,390,554
Genesco, Inc. (a)	150,000	6,777,000
GNC Holdings, Inc. Class A (a)(b)(c)	5,939,600	18,115,780
Goldlion Holdings Ltd.	9,300,000	3,860,742
Guess?, Inc. (c)	5,750,000	112,182,500
Handsman Co. Ltd.	713,800	7,686,825
Hibbett Sports, Inc. (a)(b)(c)	1,150,300	18,795,902
Hour Glass Ltd.	14,267,900	6,624,155
IA Group Corp.	18,200	557,237
International Housewares Retail Co. Ltd.	999,600	252,421
JB Hi-Fi Ltd. (b)	875,000	14,228,159
John David Group PLC	33,700,000	204,561,858
Jumbo SA	1,750,000	28,603,554
K's Holdings Corp.	3,950,000	39,237,090
Ku Holdings Co. Ltd.	600,000	4,302,043
Leon's Furniture Ltd.	25,000	273,983
Lookers PLC	1,534,541	2,173,720
Lovisa Holdings Ltd.	10,000	52,337
Mandarake, Inc. (b)	180,000	989,855
Mitsui & Associates Telepark Corp.	25,000	487,262
Mr. Bricolage SA	311,600	2,282,607
Nafco Co. Ltd.	640,400	9,747,838
Nitori Holdings Co. Ltd.	625,000	81,248,566
Nojima Co. Ltd.	50,000	984,622
Oriental Watch Holdings Ltd.	9,273,000	2,379,945
Padini Holdings Bhd	2,000,000	1,811,523
Sacs Bar Holdings, Inc.	400,000	4,013,771
Sally Beauty Holdings, Inc. (a)	5,900,000	101,598,000
Samse SA	37,000	5,844,328
Silvano Fashion Group A/S	9,800	28,302
Sports Direct International PLC (a)	200,000	729,774
The Buckle, Inc.	632,900	10,993,473
Tokatsu Holdings Co. Ltd. (c)	250,000	1,101,675
Truworths International Ltd.	334,900	2,022,467
Vita Group Ltd.	350,000	295,121
Vitamin Shoppe, Inc. (a)	400,000	1,848,000
Williams-Sonoma, Inc. (b)	825,000	44,904,750
		1,095,904,485
Textiles, Apparel & Luxury Goods - 1.2%
Best Pacific International Holdings Ltd.	2,700,000	651,275
Capri Holdings Ltd. (a)	1,950,000	82,836,000
Embry Holdings Ltd.	3,200,000	946,944
Ff Group (a)(d)	1,180,000	5,186,412
Fossil Group, Inc. (a)(b)	2,338,700	39,664,352
Fujibo Holdings, Inc.	2,000	49,318
Gerry Weber International AG (Bearer) (b)	487,195	362,468
Grendene SA	300,000	751,810
Hagihara Industries, Inc.	135,000	1,890,062
Magni-Tech Industries Bhd	2,750,000	2,927,246
Only Corp.	15,000	136,332
Sakai Ovex Co. Ltd.	170,000	3,023,089
Sitoy Group Holdings Ltd.	11,200,000	2,996,921
Ted Baker PLC	150,000	3,665,266
Texwinca Holdings Ltd.	1,800,000	688,353
Youngone Holdings Co. Ltd.	258,000	14,286,562
Yue Yuen Industrial (Holdings) Ltd.	2,500,000	8,527,045
		168,589,455

TOTAL CONSUMER DISCRETIONARY		2,133,116,159

CONSUMER STAPLES - 3.5%
Beverages - 0.9%
A.G. Barr PLC	500,000	4,944,732
Britvic PLC	6,968,131	80,472,422
C&C Group PLC	412,710	1,558,880
Jinro Distillers Co. Ltd. (c)	523,000	13,681,131
Lucas Bols BV (e)	120,000	2,149,559
Muhak Co. Ltd.	340,000	4,202,512
Olvi PLC (A Shares)	100,000	3,788,626
Spritzer Bhd	1,000,000	502,930
Thai Beverage PCL	100,000	54,227
Willamette Valley Vineyards, Inc.	5,000	35,250
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	6,100,762	11,801,682
		123,191,951
Food & Staples Retailing - 1.1%
Amsterdam Commodities NV	625,000	13,863,967
Belc Co. Ltd.	35,000	1,526,280
Create SD Holdings Co. Ltd.	930,000	23,342,851
Daiichi Co. Ltd.	172,840	1,029,820
Dong Suh Companies, Inc.	500,000	8,629,756
Genky DrugStores Co. Ltd.	400,000	9,551,526
Halows Co. Ltd.	65,000	1,254,349
J Sainsbury PLC	200,000	748,137
Kroger Co.	400,000	11,332,000
Magnit OJSC	5,388	342,468
MARR SpA	750,000	17,941,605
Medical Ikkou Co. Ltd.	4,000	328,667
Metro Wholesale & Food Specialist AG	10,000	169,000
Nihon Chouzai Co. Ltd.	50,000	1,537,755
OM2 Network Co. Ltd.	220,000	2,167,179
Qol Holdings Co. Ltd.	125,000	1,949,736
Retail Partners Co. Ltd.	550,000	5,640,119
Sapporo Clinical Laboratory	20,000	373,835
Satoh & Co. Ltd.	50,000	718,843
Satsudora Holdings Co. Ltd. (c)	400,000	6,532,936
Shoei Foods Corp.	50,000	1,207,712
Thai President Foods PCL	131,357	655,944
United Natural Foods, Inc. (a)	412,000	5,397,200
Valor Holdings Co. Ltd.	650,000	15,747,992
Walgreens Boots Alliance, Inc.	398,100	28,766,706
Yuasa Funashoku Co. Ltd.	10,000	339,224
		161,095,607
Food Products - 1.0%
Ajinomoto Malaysia Bhd	1,690,600	7,718,315
Armanino Foods of Distinction	325,000	1,001,000
Bakkavor Group PLC (e)	100,000	194,117
Bell AG	40,500	12,686,158
Binggrea Co. Ltd.	15,000	923,654
Cal-Maine Foods, Inc.	5,000	210,900
Carr's Group PLC	4,270,000	9,254,879
Changshouhua Food Co. Ltd.	3,500,000	1,464,687
Cranswick PLC	455,526	17,230,974
Fleury Michon SA	2,000	102,556
Fresh Del Monte Produce, Inc.	1,138,200	36,399,636
High Liner Foods, Inc. (b)	20,000	113,855
Ingredion, Inc.	85,000	8,415,000
JC Comsa Corp.	150,000	487,491
Kaneko Seeds Co. Ltd.	150,000	1,757,172
Kaveri Seed Co. Ltd.	217,323	1,839,711
Lassonde Industries, Inc. Class A (sub. vtg.)	50,000	7,819,932
London Biscuits Bhd (a)	5,000,000	726,318
London Biscuits Bhd warrants 1/26/20 (a)	500,000	7,324
M. Dias Branco SA	10,000	130,539
Nissin Foods Co. Ltd.	500,000	231,742
Nitto Fuji Flour Milling Co. Ltd.	10,000	508,607
Origin Enterprises PLC	50,000	327,928
Pickles Corp.	100,000	1,800,321
President Bakery PCL	16,500	31,690
Prima Meat Packers Ltd.	350,000	6,609,594
S Foods, Inc.	300,000	10,810,191
Select Harvests Ltd.	900,687	3,934,803
Shinobu Food Products Co. Ltd.	25,000	154,005
Thai Wah PCL	426,000	109,091
Toyo Sugar Refining Co. Ltd.	210,000	1,964,563
Valsoia SpA	85,000	1,191,815
		136,158,568
Personal Products - 0.3%
Asaleo Care Ltd.	900,000	588,789
Hengan International Group Co. Ltd.	3,600,000	28,162,620
Sarantis SA	2,400,000	20,328,096
		49,079,505
Tobacco - 0.2%
KT&G Corp.	315,000	28,061,541
Scandinavian Tobacco Group A/S (e)	400,000	5,172,942
		33,234,483

TOTAL CONSUMER STAPLES		502,760,114

ENERGY - 9.3%
Energy Equipment & Services - 1.0%
AKITA Drilling Ltd. Class A (non-vtg.)	250,000	643,099
Carbo Ceramics, Inc. (a)(b)(c)	2,360,200	9,511,606
Cathedral Energy Services Ltd. (a)	800,000	432,284
Diamond Offshore Drilling, Inc. (a)(b)	1,200,000	13,116,000
Ensco PLC Class A (b)	5,850,000	25,740,000
Geospace Technologies Corp. (a)	588,000	8,837,640
High Arctic Energy Services, Inc.	300,000	865,330
Liberty Oilfield Services, Inc. Class A	600,000	9,126,000
National Oilwell Varco, Inc.	200,000	5,896,000
PHX Energy Services Corp. (a)	25,000	48,898
Precision Drilling Corp. (a)	200,000	439,895
Prosafe ASA (a)(b)	600,000	1,152,485
Shelf Drilling Ltd. (a)(e)	100,000	462,417
Shinko Plantech Co. Ltd.	1,925,000	20,376,635
Subsea 7 SA	100,000	1,135,174
Tidewater, Inc. (a)	82,985	1,785,837
Tidewater, Inc. warrants 11/14/24 (a)	4,764	1,810
Transocean Ltd. (United States) (a)(b)	4,204,720	36,034,450
		135,605,560
Oil, Gas & Consumable Fuels - 8.3%
Advantage Oil & Gas Ltd. (a)	200,000	312,036
Alvopetro Energy Ltd. (a)	2,800,000	681,913
ARC Resources Ltd.	25,000	180,753
Baytex Energy Corp. (a)(b)	5,000,000	8,409,757
Beach Energy Ltd.	1,392,894	1,822,490
Berry Petroleum Corp.	100,000	1,179,000
Birchcliff Energy Ltd.	7,030,814	16,801,823
Bonanza Creek Energy, Inc. (a)	25,000	576,250
Bonavista Energy Corp.	2,000,000	1,856,996
Bonterra Energy Corp. (b)	500,000	2,233,723
Cenovus Energy, Inc. (Canada)	150,000	1,171,277
Chevron Corp.	600,000	68,790,000
China Petroleum & Chemical Corp.:
(H Shares)	224,000,000	187,307,656
sponsored ADR (H Shares)	50,000	4,172,500
CNOOC Ltd.	450,000	752,139
CNOOC Ltd. sponsored ADR	100,000	16,729,000
ConocoPhillips Co.	2,550,000	172,609,500
Contango Oil & Gas Co. (a)	250,000	945,000
Denbury Resources, Inc. (a)(b)	6,500,000	13,195,000
Enagas SA	2,800,000	81,500,098
Eni SpA	10,000	169,558
EQM Midstream Partners LP	7,500	343,200
Fuji Kosan Co. Ltd.	105,000	607,299
Fuji Oil Co. Ltd.	200,000	560,018
Husky Energy, Inc.	5,625,000	66,740,553
Imperial Oil Ltd.	800,000	22,697,972
International Seaways, Inc. (a)	55,000	996,600
Motor Oil (HELLAS) Corinth Refineries SA	300,000	7,468,515
Murphy Oil Corp.	1,600,000	43,760,000
NACCO Industries, Inc. Class A	125,000	4,260,000
NuVista Energy Ltd. (a)	250,000	751,551
Oil & Natural Gas Corp. Ltd.	51,000,000	101,518,461
Oil India Ltd.	100,000	236,260
Peyto Exploration & Development Corp. (b)(c)	12,474,700	64,179,742
S-Oil Corp.	10,000	939,385
San-Ai Oil Co. Ltd.	200,000	1,757,172
Sanrin Co. Ltd.	15,000	99,151
Seven Generations Energy Ltd. (a)	125,000	970,357
Sinopec Kantons Holdings Ltd.	6,000,000	2,753,745
Southwestern Energy Co. (a)	11,000,000	48,070,000
Star Petroleum Refining PCL	3,100,000	1,081,626
Thai Oil PCL (For. Reg.)	1,000,000	2,304,738
Total SA sponsored ADR	3,600,059	197,031,229
TransGlobe Energy Corp.	30,000	54,797
Tsakos Energy Navigation Ltd.	500,000	1,610,000
Whiting Petroleum Corp. (a)	725,000	20,756,750
World Fuel Services Corp.	250,000	6,222,500
		1,179,168,090

TOTAL ENERGY		1,314,773,650

FINANCIALS - 14.8%
Banks - 3.2%
Banco de Sabadell SA	100,000	114,391
Bar Harbor Bankshares	219,866	5,261,393
Central Valley Community Bancorp	25,000	494,250
Citizens Financial Services, Inc.	12,853	733,906
Credit Agricole Atlantique Vendee	7,000	1,017,549
Erste Group Bank AG	5,000	173,979
F & M Bank Corp.	131,632	3,988,450
First Hawaiian, Inc.	100,000	2,573,000
Gunma Bank Ltd.	5,600,000	24,677,530
Hiroshima Bank Ltd.	1,000,000	5,783,796
Mitsubishi UFJ Financial Group, Inc.	17,000,000	91,186,644
NIBC Holding NV (e)	1,050,000	10,443,903
Nordea Bank ABP	100,000	908,121
OFG Bancorp	1,861,516	36,076,180
Ogaki Kyoritsu Bank Ltd.	60,000	1,247,097
San ju San Financial Group, Inc.	300,000	4,475,557
Schweizerische Nationalbank	10	48,771
Shinsei Bank Ltd.	100,000	1,351,389
Skandiabanken ASA (e)	625,000	5,669,052
Sparebank 1 Oestlandet	1,000,000	10,030,887
Sumitomo Mitsui Financial Group, Inc.	4,100,000	152,528,130
The Keiyo Bank Ltd.	600,000	3,778,747
The San-In Godo Bank Ltd.	1,800,000	13,038,329
Unicaja Banco SA (e)	6,000,000	7,039,290
Van Lanschot NV (Bearer)	81,300	1,907,648
Wells Fargo & Co.	1,200,000	58,692,000
Yamaguchi Financial Group, Inc.	1,700,000	17,277,025
		460,517,014
Capital Markets - 1.7%
ABG Sundal Collier ASA	1,500,000	777,216
BinckBank NV	109,000	778,511
Blue Sky Alternative Investments Ltd. (a)	10,000	5,161
Brighthouse Financial, Inc. (a)	303,436	11,330,300
Diamond Hill Investment Group, Inc.	13,000	2,015,000
Edify SA (a)	10,068	587,715
Franklin Resources, Inc.	225,000	6,662,250
Gluskin Sheff + Associates, Inc.	100,000	761,064
Goldman Sachs Group, Inc.	375,000	74,253,750
Morgan Stanley	500,000	21,150,000
State Street Corp.	1,650,000	116,985,000
		235,305,967
Consumer Finance - 2.2%
Aeon Credit Service (Asia) Co. Ltd.	10,300,000	9,326,019
Credit Corp. Group Ltd. (b)	52,450	838,007
Discover Financial Services	1,700,000	114,733,000
Santander Consumer U.S.A. Holdings, Inc.	750,000	14,295,000
Synchrony Financial	5,850,000	175,734,000
		314,926,026
Diversified Financial Services - 1.0%
AXA Equitable Holdings, Inc.	850,000	15,759,000
Fuyo General Lease Co. Ltd.	550,000	27,367,455
IBJ Leasing Co. Ltd.	200,000	4,597,659
NICE Holdings Co. Ltd.	225,000	3,620,453
Ricoh Leasing Co. Ltd.	1,070,000	32,711,499
Tokyo Century Corp.	1,350,000	62,960,753
		147,016,819
Insurance - 6.5%
AFLAC, Inc.	4,000,000	190,800,000
April	1,100,000	26,566,166
ASR Nederland NV	1,000,000	42,189,956
Db Insurance Co. Ltd.	1,375,000	85,904,282
Genworth Financial, Inc. Class A (a)	14,710,000	71,196,400
Hyundai Fire & Marine Insurance Co. Ltd.	450,000	15,108,816
Kansas City Life Insurance Co. (b)	2,000	72,520
MetLife, Inc.	7,500,000	342,525,000
National Western Life Group, Inc.	24,000	7,279,200
NN Group NV	2,022,101	85,451,222
Power Corp. of Canada (sub. vtg.)	350,000	6,957,647
Prudential Financial, Inc.	222,300	20,482,722
Shinkong Insurance Co. Ltd.	100,000	116,836
Sony Financial Holdings, Inc.	1,000,000	18,939,637
Sul America SA unit	150,000	1,320,191
Talanx AG	180,000	6,679,428
		921,590,023
Mortgage Real Estate Investment Trusts - 0.0%
Two Harbors Investment Corp.	74,500	1,086,955
Thrifts & Mortgage Finance - 0.2%
ASAX Co. Ltd.	1,005,600	5,133,014
Genworth MI Canada, Inc. (b)	449,100	15,281,602
Genworth Mortgage Insurance Ltd. (b)	3,250,899	5,246,034
Hingham Institution for Savings	10,100	1,867,490
		27,528,140

TOTAL FINANCIALS		2,107,970,944

HEALTH CARE - 18.5%
Biotechnology - 6.7%
AbbVie, Inc.	700,000	56,203,000
Amgen, Inc.	1,950,000	364,864,500
Biogen, Inc. (a)	405,000	135,180,900
Celgene Corp. (a)	374,280	33,108,809
Cell Biotech Co. Ltd.	291,958	7,427,354
Essex Bio-Technology Ltd.	1,548,000	1,017,077
Gilead Sciences, Inc.	1,816,600	127,180,166
United Therapeutics Corp. (a)	2,000,000	230,660,000
		955,641,806
Health Care Equipment & Supplies - 0.5%
A&T Corp.	90,000	651,090
Create Medic Co. Ltd.	35,000	305,899
Fukuda Denshi Co. Ltd.	625,000	42,173,514
Interojo Co. Ltd.	5,150	105,090
Kawasumi Laboratories, Inc.	100,000	619,692
Medikit Co. Ltd.	35,000	1,767,271
Nakanishi, Inc.	300,000	5,155,841
Paramount Bed Holdings Co. Ltd.	75,000	3,139,775
Paul Hartmann AG	1,000	338,802
Riverstone Holdings Ltd.	100,000	83,197
St.Shine Optical Co. Ltd.	900,000	16,890,890
Value Added Technology Co. Ltd.	75,000	1,557,401
Vieworks Co. Ltd.	25,000	769,711
		73,558,173
Health Care Providers & Services - 10.2%
Anthem, Inc.	2,575,000	780,224,995
CVS Health Corp.	1,549,930	101,597,912
EBOS Group Ltd.	487,300	7,305,664
Excelsior Medical Co. Ltd.	200,000	316,508
Hokuyaku Takeyama Holdings, Inc.	15,000	109,479
Humana, Inc.	448,600	138,612,914
Laboratory Corp. of America Holdings (a)	375,000	52,256,250
MEDNAX, Inc. (a)	550,000	19,860,500
Quest Diagnostics, Inc.	400,000	34,940,000
Saint-Care Holding Corp.	375,000	1,769,566
Sigma Healthcare Ltd. (b)	6,500,000	2,551,419
Tokai Corp.	400,000	10,392,472
Uchiyama Holdings Co. Ltd.	775,000	3,137,709
UnitedHealth Group, Inc.	1,000,000	270,200,000
Universal Health Services, Inc. Class B	200,000	26,506,000
Yagami, Inc.	5,000	79,412
		1,449,860,800
Health Care Technology - 0.1%
Pharmagest Interactive (b)	190,000	11,917,575
Life Sciences Tools & Services - 0.1%
ICON PLC (a)	75,000	10,491,000
Pharmaceuticals - 0.9%
Apex Healthcare Bhd	750,000	1,523,438
Biofermin Pharmaceutical Co. Ltd.	100,000	2,178,563
Boiron SA	15,000	829,263
Daito Pharmaceutical Co. Ltd.	119,000	3,058,986
Dawnrays Pharmaceutical Holdings Ltd.	22,005,000	4,382,662
DongKook Pharmaceutical Co. Ltd.	83,000	4,208,085
Genomma Lab Internacional SA de CV (a)	5,000,000	3,467,165
Huons Co. Ltd.	2,904	176,992
Indivior PLC (a)	3,000,000	4,464,031
Kaken Pharmaceutical Co. Ltd.	10,000	470,966
Korea United Pharm, Inc.	130,000	2,734,554
Kwang Dong Pharmaceutical Co. Ltd.	2,400,000	15,792,454
Kyung Dong Pharmaceutical Co. Ltd.	50,000	478,682
Lee's Pharmaceutical Holdings Ltd. (b)	9,300,000	7,559,081
Luye Pharma Group Ltd. (e)	4,500,000	3,362,375
Nippon Chemiphar Co. Ltd.	75,010	2,238,077
Novo Nordisk A/S Series B sponsored ADR	250,000	11,755,000
Orient Europharma Co. Ltd.	200,000	357,258
PT Tempo Scan Pacific Tbk	500,000	54,571
Samjin Pharmaceutical Co. Ltd.	2,000	68,768
Sanofi SA sponsored ADR	200,000	8,690,000
Stallergenes Greer PLC (a)	104,976	3,640,713
Syngen Biotech Co. Ltd.	55,000	191,360
Taro Pharmaceutical Industries Ltd.	350,000	33,299,000
Towa Pharmaceutical Co. Ltd.	150,000	10,521,001
Vetoquinol SA	10,000	590,614
Vivimed Labs Ltd. (a)	100,000	35,231
		126,128,890

TOTAL HEALTH CARE		2,627,598,244

INDUSTRIALS - 9.1%
Aerospace & Defense - 0.1%
Austal Ltd.	300,000	436,140
Magellan Aerospace Corp.	125,000	1,495,491
SIFCO Industries, Inc. (a)	61,000	192,150
The Lisi Group	10,000	317,054
United Technologies Corp.	37,525	4,430,577
Vectrus, Inc. (a)	25,000	629,750
		7,501,162
Air Freight & Logistics - 0.1%
AIT Corp.	900,000	8,188,203
CTI Logistics Ltd.	445,966	320,931
Hub Group, Inc. Class A (a)	10,000	445,100
Onelogix Group Ltd.	4,600,100	1,283,225
SBS Co. Ltd.	250,000	3,656,185
		13,893,644
Airlines - 0.0%
WestJet Airlines Ltd.	10,000	152,974
Building Products - 0.2%
COVIA Corp. (a)(b)	725,000	3,393,000
InnoTec TSS AG	50,000	721,098
Kondotec, Inc.	25,000	214,827
KVK Corp.	75,000	912,325
Miyako, Inc.	14,400	118,849
Nichias Corp.	5,000	86,482
Nihon Dengi Co. Ltd.	350,000	8,611,430
Noda Corp.	287,100	1,789,680
Resideo Technologies, Inc. (a)	50,000	1,096,500
Sekisui Jushi Corp.	728,100	13,696,368
		30,640,559
Commercial Services & Supplies - 0.3%
Asia File Corp. Bhd	5,300,100	3,416,080
Calian Technologies Ltd.	309,000	7,174,999
Civeo Corp. (a)	2,944,500	7,449,585
CMC Corp.	15,000	241,680
Fursys, Inc.	200,000	5,465,512
Loomis AB (B Shares)	50,000	1,789,277
Matsuda Sangyo Co. Ltd.	150,000	1,963,737
Mitie Group PLC	2,033,898	3,131,834
Nippon Kanzai Co. Ltd.	20,000	344,641
Secom Joshinetsu Co. Ltd.	25,000	780,353
VSE Corp.	330,000	10,767,900
		42,525,598
Construction & Engineering - 0.4%
Arcadis NV	900,000	11,661,185
Boustead Projs. Pte Ltd.	2,549,475	1,713,917
Boustead Singapore Ltd.	9,647,800	5,661,686
Daiichi Kensetsu Corp.	275,000	3,956,163
Geumhwa PSC Co. Ltd.	1,000	27,642
Hokuriku Electrical Construction Co. Ltd.	125,000	1,021,345
Joban Kaihatsu Co. Ltd. (b)	5,000	248,795
Kawasaki Setsubi Kogyo Co. Ltd.	175,000	578,380
Meisei Industrial Co. Ltd.	600,000	3,877,898
Mirait Holdings Corp.	47,000	677,870
Nakano Corp.	10,000	45,077
Nippon Rietec Co. Ltd.	1,041,046	13,992,117
Seikitokyu Kogyo Co. Ltd.	550,000	3,090,200
Shinnihon Corp.	75,000	689,924
Sinopec Engineering Group Co. Ltd. (H Shares)	100,000	98,297
Sumiken Mitsui Road Co. Ltd.	60,000	393,298
Sumitomo Densetsu Co. Ltd.	175,000	2,858,159
Toshiba Plant Systems & Services Corp.	400,000	7,506,082
Watanabe Sato Co. Ltd.	60,000	1,101,675
		59,199,710
Electrical Equipment - 0.4%
Aichi Electric Co. Ltd.	123,600	3,285,031
Aros Quality Group AB	853,205	14,162,957
Canare Electric Co. Ltd.	95,000	1,597,797
Dewhurst PLC	25,000	295,110
Eaton Corp. PLC	350,000	26,687,500
Hammond Power Solutions, Inc. Class A	530,000	2,424,217
Holding Co. ADMIE IPTO SA	25,000	44,926
Iwabuchi Corp.	10,000	456,277
Regal Beloit Corp.	75,000	5,757,000
Somfy SA	25,000	1,974,435
Terasaki Electric Co. Ltd.	110,000	949,277
		57,634,527
Industrial Conglomerates - 0.1%
Lifco AB	100,018	4,001,450
Mytilineos Holdings SA	850,000	7,997,320
Nolato AB Series B	60,000	2,758,514
Reunert Ltd.	300,000	1,594,572
		16,351,856
Machinery - 0.8%
Conrad Industries, Inc. (a)	22,800	315,324
Daihatsu Diesel Manufacturing Co. Ltd. (c)	3,184,000	19,321,772
Daiwa Industries Ltd.	1,100,000	11,047,969
Estic Corp.	50,000	3,451,916
Fuji Latex Co. Ltd.	35,000	722,653
Fujimak Corp. (c)	820,000	7,279,688
Fukushima Industries Corp.	75,000	2,654,349
Global Brass & Copper Holdings, Inc.	275,000	8,316,000
Haitian International Holdings Ltd.	4,501,000	10,368,335
Hy-Lok Corp.	150,000	2,629,379
Ihara Science Corp.	200,000	2,754,189
Jaya Holdings Ltd. (a)(d)	1,157,500	24,935
Koike Sanso Kogyo Co. Ltd.	35,000	739,362
Krones AG (b)	10,000	834,986
Mitsuboshi Belting Ltd.	12,500	238,352
Momentum Group AB Class B	525,000	4,984,058
Nakanishi Manufacturing Co. Ltd.	213,100	1,968,130
Nansin Co. Ltd.	250,000	1,179,711
Sakura Rubber Co. Ltd. (b)	36,700	1,755,401
Sansei Co. Ltd. (c)	850,000	3,137,021
Semperit AG Holding (a)(b)	300,000	4,807,320
SIMPAC, Inc.	2,325,000	6,029,705
Suzumo Machinery Co. Ltd.	10,000	98,325
Teikoku Sen-I Co. Ltd.	550,000	11,194,400
The Hanshin Diesel Works Ltd.	30,000	548,084
Tocalo Co. Ltd.	400,000	3,396,833
Yamada Corp.	80,000	1,836,126
		111,634,323
Marine - 0.1%
Freight Management Holdings Bhd	1,500,000	201,416
Japan Transcity Corp.	1,400,000	5,449,621
Nippon Concept Corp.	25,000	224,696
SITC International Holdings Co. Ltd.	8,000,000	7,345,238
		13,220,971
Professional Services - 1.8%
ABIST Co. Ltd. (c)	250,000	7,355,979
Akka Technologies SA	600,000	37,565,772
Bertrandt AG	200,000	17,146,108
Career Design Center Co. Ltd.	110,000	1,131,053
Cpl Resources PLC	50,000	349,103
Dun & Bradstreet Corp.	1,150,000	166,451,000
McMillan Shakespeare Ltd.	2,600,000	29,010,579
SHL-JAPAN Ltd.	103,200	1,636,230
WDB Holdings Co. Ltd.	100,000	2,351,159
		262,996,983
Road & Rail - 0.8%
Autohellas SA (c)	650,000	16,367,780
ComfortDelgro Corp. Ltd.	100,000	173,080
Daqin Railway Co. Ltd. (A Shares)	41,500,695	52,953,519
Hamakyorex Co. Ltd.	157,000	5,606,885
Higashi Twenty One Co. Ltd.	200,000	881,340
Kyushu Railway Co.	260,000	8,855,635
NANSO Transport Co. Ltd.	125,000	1,348,405
Nikkon Holdings Co. Ltd.	100,000	2,513,656
SENKO Co. Ltd.	200,000	1,624,971
Shin-Keisei Electric Railway Co. Ltd.	25,000	477,622
STEF-TFE Group	76,445	7,376,161
The Hokkaido Chuo Bus Co. Ltd.	1,000	38,742
Tohbu Network Co. Ltd.	175,000	1,638,742
Utoc Corp.	1,600,000	7,491,393
		107,347,931
Trading Companies & Distributors - 3.9%
AerCap Holdings NV (a)	900,000	42,534,000
Alconix Corp.	18,000	185,908
Bergman & Beving AB (B Shares)	625,000	6,009,383
Canox Corp.	369,600	3,019,913
Daiichi Jitsugyo Co. Ltd.	25,000	788,387
Green Cross Co. Ltd. (c)	581,900	5,636,029
HERIGE	60,000	1,593,283
Houston Wire & Cable Co. (a)(c)	1,348,500	8,455,095
Howden Joinery Group PLC	225,000	1,491,486
iMarketKorea, Inc.	35,000	251,701
Itochu Corp.	19,100,000	349,209,548
Kamei Corp. (c)	2,100,000	22,325,453
Lumax International Corp. Ltd.	1,588,740	3,420,510
Meiwa Corp.	1,300,000	5,048,428
Mitani Shoji Co. Ltd.	665,000	33,150,792
Mitsubishi Corp.	1,300,000	37,964,655
Narasaki Sangyo Co. Ltd.	60,000	944,136
Nishikawa Keisoku Co. Ltd.	20,000	629,791
Pla Matels Corp.	300,000	1,478,999
Rasa Corp.	235,000	1,818,728
Sakai Trading Co. Ltd.	30,000	421,942
Shinsho Corp.	100,000	2,275,878
Yamazen Co. Ltd.	50,000	501,262
Yuasa Trading Co. Ltd.	650,000	19,006,197
		548,161,504
Transportation Infrastructure - 0.1%
Anhui Expressway Co. Ltd. (H Shares)	2,500,000	1,596,023
Isewan Terminal Service Co. Ltd.	300,000	2,010,558
Meiko Transportation Co. Ltd.	75,000	773,927
Qingdao Port International Co. Ltd. (a)(e)	15,000,000	9,344,235
		13,724,743

TOTAL INDUSTRIALS		1,284,986,485

INFORMATION TECHNOLOGY - 5.9%
Communications Equipment - 0.0%
HF Co. (c)	225,000	1,550,361
SerComm Corp.	125,000	264,727
		1,815,088
Electronic Equipment & Components - 0.8%
AAC Technology Holdings, Inc.	5,000	31,382
Daido Signal Co. Ltd.	400,000	1,883,865
Dell Technologies, Inc. (a)	194,360	9,443,952
Elematec Corp.	400,000	6,584,347
FLEXium Interconnect, Inc.	25,000	62,388
HAGIAWARA ELECTRIC Co. Ltd.	270,500	7,047,776
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,000,000	4,637,434
ITC Networks Corp.	5,000	63,255
Kingboard Chemical Holdings Ltd.	5,675,000	19,968,884
Kyosha Co. Ltd. (b)	50,000	163,874
Lacroix SA (c)	376,493	9,437,452
Lagercrantz Group AB (B Shares)	10,000	109,081
Makus, Inc.	300,000	1,173,108
New Cosmos Electric Co. Ltd.	35,000	536,608
Nihon Denkei Co. Ltd.	50,000	636,218
Orbotech Ltd. (a)	75,000	4,599,750
PAX Global Technology Ltd. (b)	5,500,000	2,412,071
Redington India Ltd.	3,625,138	3,749,790
Riken Kieki Co. Ltd.	550,000	10,012,853
Shibaura Electronics Co. Ltd.	225,000	7,746,156
Simplo Technology Co. Ltd.	1,320,000	9,695,371
SYNNEX Corp.	20,000	1,935,200
Thinking Electronic Industries Co. Ltd.	1,500,000	3,876,325
VST Holdings Ltd.	20,419,100	9,894,088
		115,701,228
Internet Software & Services - 0.0%
Danawa Co. Ltd.	10,000	159,561
IT Services - 3.2%
All for One Steeb AG	10,000	627,241
Amdocs Ltd.	1,250,000	69,850,000
Avant Corp.	150,000	1,900,390
Cielo SA	3,000,000	9,821,233
Computer Services, Inc.	5,000	280,000
Data#3 Ltd.	800,001	930,433
Dimerco Data System Corp.	500,000	586,287
E-Credible Co. Ltd.	240,000	3,462,690
eClerx Services Ltd. (a)	123,576	1,870,968
Enea Data AB (a)	210,000	2,819,851
Estore Corp. (c)	438,100	3,032,613
Future Corp.	739,200	10,193,054
GMO Internet, Inc.	5,000	67,294
IFIS Japan Ltd.	175,000	976,819
Korea Information & Communication Co. Ltd. (a)	325,000	2,670,280
Neurones	12,000	270,583
NIC, Inc.	200,000	3,280,000
Nice Information & Telecom, Inc.	132,413	2,332,996
Persistent Systems Ltd.	275,000	2,333,392
Societe Pour L'Informatique Industrielle SA	174,000	4,222,200
Softcreate Co. Ltd.	25,000	304,108
Sopra Steria Group	480,000	48,512,726
Tessi SA (a)(c)	199,798	36,590,206
The Western Union Co.	13,818,200	252,182,150
TravelSky Technology Ltd. (H Shares)	350,000	950,676
		460,068,190
Semiconductors & Semiconductor Equipment - 0.1%
e-LITECOM Co. Ltd.	50,000	299,794
Miraial Co. Ltd. (b)(c)	600,000	6,279,550
Phison Electronics Corp.	750,000	6,224,684
Protec Co. Ltd.	5,000	72,814
		12,876,842
Software - 0.3%
8K Miles Software Services Ltd. (a)	5,000	8,878
Cyient Ltd.	50,000	429,467
eBase Co. Ltd.	120,000	1,850,815
Ebix, Inc.	300,000	17,136,000
InfoVine Co. Ltd.	63,600	1,352,121
Integrated Research Ltd.	15,000	26,605
Jastec Co. Ltd.	110,000	902,823
KPIT Cummins Infosystems Ltd.	1,800,000	2,899,380
KPIT Engineering Ltd. (a)(d)	1,800,000	2,071,167
KSK Co., Ltd.	121,900	1,879,000
Linedata Services	10,000	405,761
Micro Focus International PLC sponsored ADR	500,084	9,551,604
Sinosoft Tech Group Ltd.	3,000,000	847,364
System Research Co. Ltd.	25,000	694,285
Toho System Science Co. Ltd.	100,000	823,502
Uchida Esco Co. Ltd. (c)	315,400	4,320,191
Zensar Technologies Ltd.	500,000	1,582,934
		46,781,897
Technology Hardware, Storage & Peripherals - 1.5%
Bluecom Co. Ltd.	55,000	215,564
Elecom Co. Ltd.	40,000	1,066,422
Hewlett Packard Enterprise Co.	3,000,000	46,770,000
HP, Inc.	7,000,000	154,210,000
TPV Technology Ltd.	25,000,000	3,475,511
		205,737,497

TOTAL INFORMATION TECHNOLOGY		843,140,303

MATERIALS - 1.7%
Chemicals - 1.0%
Air Water, Inc.	100,000	1,664,448
C. Uyemura & Co. Ltd.	185,000	10,835,896
CF Industries Holdings, Inc.	265,400	11,584,710
Chokwang Paint Ltd.	50,000	338,448
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	10,000	255,497
Daishin-Chemical Co. Ltd. (c)	411,495	4,726,006
Fuso Chemical Co. Ltd.	200,000	3,910,948
Green Seal Holding Ltd.	55,000	68,626
Hannong Chemicals, Inc. (c)	1,288,000	4,909,181
Hitachi Chemical Co. Ltd.	200,000	3,282,993
Insecticides (India) Ltd.	50,000	414,846
Isamu Paint Co. Ltd. (b)	20,000	664,678
Koatsu Gas Kogyo Co. Ltd.	200,000	1,353,225
KPC Holdings Corp.	12,000	642,917
KPX Green Chemical Co. Ltd.	50,000	160,460
Kukdong Oil & Chemicals Co. Ltd.	100,000	312,379
Kunsul Chemical Industrial Co. Ltd.	5,000	118,210
Kuriyama Holdings Corp.	200,000	1,336,700
LyondellBasell Industries NV Class A	200,000	17,394,000
Nippon Soda Co. Ltd.	160,000	4,051,228
NOF Corp.	260,000	8,557,264
Nutrien Ltd.	120,000	6,216,675
Okamoto Industries, Inc.	2,000	102,639
Scientex Bhd	4,051,200	8,703,750
T&K Toka Co. Ltd.	350,000	3,123,250
Tae Kyung Industrial Co. Ltd.	675,000	3,410,102
Thai Carbon Black PCL (For. Reg.) (a)	50,000	75,224
Thai Rayon PCL NVDR	250,000	320,102
The Mosaic Co.	100,000	3,228,000
Toho Acetylene Co. Ltd.	225,000	2,788,616
Yara International ASA	850,000	35,082,613
Yip's Chemical Holdings Ltd.	3,500,000	1,103,569
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	2,200,000	5,202,874
		145,940,074
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (a)	5,000	25,914
Ibstock PLC (e)	500,000	1,590,971
Imerys SA	10,000	526,516
Mitani Sekisan Co. Ltd.	250,000	5,873,307
Yamau Co. Ltd.	5,000	16,020
Yotai Refractories Co. Ltd.	200,000	1,235,713
		9,268,441
Containers & Packaging - 0.1%
AMVIG Holdings Ltd.	2,500,000	570,272
Chuoh Pack Industry Co. Ltd.	12,000	135,506
Crown Holdings, Inc. (a)	1,000	51,000
Groupe Guillin SA	10,000	243,800
Mayr-Melnhof Karton AG	120,000	15,795,480
The Pack Corp.	75,000	1,983,704
		18,779,762
Metals & Mining - 0.5%
ArcelorMittal SA Class A unit (b)	100,000	2,350,000
Ausdrill Ltd.	20,572,770	18,842,477
Castings PLC	75,000	386,102
Chubu Steel Plate Co. Ltd.	458,800	2,565,152
CI Resources Ltd.	400,000	407,064
CK-SAN-ETSU Co. Ltd.	110,000	2,389,350
Compania de Minas Buenaventura SA sponsored ADR	350,000	5,477,500
Labrador Iron Ore Royalty Corp.	100,000	2,309,068
Mount Gibson Iron Ltd.	25,487,603	11,949,875
Orvana Minerals Corp. (a)	50,000	7,230
Pacific Metals Co. Ltd. (b)	700,999	18,740,501
Rio Tinto PLC sponsored ADR (b)	100,000	5,627,000
Teck Resources Ltd. Class B (sub. vtg.)	50,000	1,217,702
Warrior Metropolitan Coal, Inc.	50,000	1,436,500
		73,705,521
Paper & Forest Products - 0.0%
Miquel y Costas & Miquel SA	5,000	97,520

TOTAL MATERIALS		247,791,318

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
CorePoint Lodging, Inc.	20,000	244,800
Sabra Health Care REIT, Inc.	101,100	2,076,594
		2,321,394
Real Estate Management & Development - 0.1%
CRE, Inc.	10,000	84,186
Japan Corporate Housing Service, Inc.	25,000	183,154
Lai Sun Garment (International) Ltd.	203,741	316,360
LSL Property Services PLC	50,000	163,950
Nisshin Fudosan Co. Ltd. (c)	2,850,000	11,460,179
		12,207,829

TOTAL REAL ESTATE		14,529,223

UTILITIES - 2.5%
Electric Utilities - 2.1%
Edison International	300,000	17,091,000
EVN AG	18,600	300,609
Exelon Corp.	1,900,000	90,744,000
Fjordkraft Holding ASA (a)(e)	650,000	2,774,501
PG&E Corp. (a)	2,150,000	27,950,000
PPL Corp.	4,850,134	151,906,197
Public Power Corp. of Greece (a)	25,000	37,257
		290,803,564
Gas Utilities - 0.4%
Busan City Gas Co. Ltd.	110,000	3,895,975
China Resource Gas Group Ltd.	2,000,000	7,870,215
GAIL India Ltd. (a)	5,416,666	25,354,363
Hokuriku Gas Co.	75,000	2,110,397
Keiyo Gas Co. Ltd.	15,000	402,662
Seoul City Gas Co. Ltd.	100,000	7,515,080
YESCO Co. Ltd.	240,000	8,910,224
		56,058,916
Water Utilities - 0.0%
Manila Water Co., Inc.	500,000	263,713
Thessaloniki Water & Sewage SA (a)	100,000	510,492
		774,205

TOTAL UTILITIES		347,636,685

TOTAL COMMON STOCKS
(Cost $10,187,891,720)		12,229,670,356

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Porsche Automobil Holding SE (Germany)	5,000	325,135
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Steel Partners Holdings LP Series A, 6.00%	148,400	3,297,448
Machinery - 0.0%
Danieli & C. Officine Meccaniche SpA	10,000	162,304

TOTAL INDUSTRIALS		3,459,752

MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	550,000	6,698,199
UTILITIES - 0.0%
Electric Utilities - 0.0%
Companhia Paranaense de Energia-Copel (PN-B)	500,000	4,840,700
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $11,119,287)		15,323,786

Money Market Funds - 16.6%
Fidelity Cash Central Fund, 2.43% (f)	1,952,311,537	1,952,702,000
Fidelity Securities Lending Cash Central Fund 2.43% (f)(g)	398,408,988	398,448,829
TOTAL MONEY MARKET FUNDS
(Cost $2,351,135,219)		2,351,150,829
TOTAL INVESTMENT IN SECURITIES - 102.8%
(Cost $12,550,146,226)		14,596,144,971
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(397,284,488)
NET ASSETS - 100%		$14,198,860,483

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $48,203,362 or 0.3% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$18,954,796
Fidelity Securities Lending Cash Central Fund	2,205,982
Total	$21,160,778

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
ABIST Co. Ltd.	$7,230,694	$2,156,038	$--	$131,264	$--	$(2,030,753)	$7,355,979
Autohellas SA	17,937,829	--	--	--	--	(1,570,049)	16,367,780
Bed Bath & Beyond, Inc.	204,157,000	5,462,313	142,506,072	1,792,000	(70,907,527)	3,794,286	--
Carbo Ceramics, Inc.	22,020,666	--	--	--	--	(12,509,060)	9,511,606
Chori Co. Ltd.	29,068,372	--	--	325,204	--	(6,275,221)	22,793,151
Daihatsu Diesel Manufacturing Co. Ltd.	21,071,949	--	--	--	--	(1,750,177)	19,321,772
Daishin-Chemical Co. Ltd.	4,575,671	830,065	--	--	--	(679,730)	4,726,006
Estore Corp.	4,319,635	--	492,838	--	119,628	(913,812)	3,032,613
Fuji Corp.	16,821,807	--	--	197,604	--	(3,545,115)	13,276,692
Fujimak Corp.	7,377,543	--	--	--	--	(97,855)	7,279,688
G-Tekt Corp.	46,772,794	825,260	--	483,098	--	(7,228,534)	40,369,520
GameStop Corp. Class A	144,087,996	--	--	7,599,367	--	(30,697,442)	113,390,554
Gendai Agency, Inc.	4,074,587	--	--	81,448	--	(336,694)	3,737,893
GNC Holdings, Inc. Class A	18,887,928	--	--	--	--	(772,148)	18,115,780
Green Cross Co. Ltd.	5,010,956	617,548	--	--	--	7,525	5,636,029
Guess?, Inc.	130,557,856	--	251,993	2,590,110	(118,839)	(18,004,524)	112,182,500
Gwangju Shinsegae Co. Ltd.	18,101,973	--	--	218,636	--	(683,324)	17,418,649
Hannong Chemicals, Inc.	5,112,810	--	--	134,418	--	(203,629)	4,909,181
HF Co.	1,873,299	--	--	--	--	(322,938)	1,550,361
Hibbett Sports, Inc.	26,399,385	--	--	--	--	(7,603,483)	18,795,902
Houston Wire & Cable Co.	10,788,000	--	--	--	--	(2,332,905)	8,455,095
Jinro Distillers Co. Ltd.	14,372,906	--	--	428,851	--	(691,775)	13,681,131
Kamei Corp.	29,354,738	--	--	209,609	--	(7,029,285)	22,325,453
Lacroix SA	11,886,806	--	--	--	--	(2,449,354)	9,437,452
MegaStudy Co. Ltd.	14,593,862	--	--	--	--	(4,334,410)	10,259,452
MegaStudyEdu Co. Ltd.	31,166,266	--	--	203,199	--	(1,007,568)	30,158,698
Miraial Co. Ltd.	6,111,881	--	--	49,387	--	167,669	6,279,550
Nisshin Fudosan Co. Ltd.	17,561,597	--	--	--	--	(6,101,418)	11,460,179
Peyto Exploration & Development Corp.	102,801,079	--	--	2,569,118	--	(38,621,337)	64,179,742
Sansei Co. Ltd.	2,888,700	--	--	--	--	248,321	3,137,021
Satsudora Holdings Co. Ltd.	7,630,461	--	--	--	--	(1,097,525)	6,532,936
TBK Co. Ltd.	8,242,186	--	--	114,985	--	(1,632,133)	6,610,053
Tessi SA	42,638,167	--	--	--	--	(6,047,961)	36,590,206
Tokatsu Holdings Co. Ltd.	1,202,880	--	--	--	--	(101,205)	1,101,675
Treasure Factory Co. Ltd.	6,322,944	--	159,284	56,396	(102,523)	251,922	6,313,059
Uchida Esco Co. Ltd.	4,831,912	--	--	--	--	(511,721)	4,320,191
Yorozu Corp.	29,416,018	--	--	340,959	--	(3,844,221)	25,571,797
Zappallas, Inc.	3,698,967	--	335,331	--	(759,177)	829,096	3,433,555
	$1,080,970,120	$9,891,224	$143,745,518	$17,525,653	$(71,768,438)	$(165,728,487)	$709,618,901

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$805,367,231	$799,585,459	$5,781,772	$--
Consumer Discretionary	2,133,441,294	2,081,310,684	46,944,198	5,186,412
Consumer Staples	502,760,114	472,901,065	29,859,049	--
Energy	1,314,773,650	1,123,790,552	190,983,098	--
Financials	2,107,970,944	1,854,813,315	253,157,629	--
Health Care	2,627,598,244	2,593,521,033	34,077,211	--
Industrials	1,288,446,237	1,256,248,664	32,172,638	24,935
Information Technology	843,140,303	778,141,944	62,927,192	2,071,167
Materials	254,489,517	247,544,176	6,945,341	--
Real Estate	14,529,223	14,212,863	316,360	--
Utilities	352,477,385	344,607,170	7,870,215	--
Money Market Funds	2,351,150,829	2,351,150,829	--	--
Total Investments in Securities:	$14,596,144,971	$13,917,827,754	$671,034,703	$7,282,514

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	59.7%
Japan	14.3%
Korea (South)	3.5%
France	3.1%
United Kingdom	3.0%
China	2.2%
Canada	2.2%
Netherlands	1.8%
Cayman Islands	1.4%
Others (Individually Less Than 1%)	8.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $384,715,074) — See accompanying schedule: Unaffiliated issuers (cost $9,350,402,043)	$11,535,375,241
Fidelity Central Funds (cost $2,351,135,219)	2,351,150,829
Other affiliated issuers (cost $848,608,964)	709,618,901
Total Investment in Securities (cost $12,550,146,226)		$14,596,144,971
Foreign currency held at value (cost $240,911)		240,911
Receivable for investments sold		3,804,203
Receivable for fund shares sold		6,818,722
Dividends receivable		17,904,890
Distributions receivable from Fidelity Central Funds		4,202,489
Total assets		14,629,116,186
Liabilities
Payable for investments purchased	$31,587,334
Other payables and accrued expenses	228,486
Collateral on securities loaned	398,439,883
Total liabilities		430,255,703
Net Assets		$14,198,860,483
Net Assets consist of:
Paid in capital		$12,000,170,406
Total distributable earnings (loss)		2,198,690,077
Net Assets		$14,198,860,483
Net Asset Value and Maximum Offering Price
Net Asset Value, offering price and redemption price per share ($14,198,860,483 ÷ 860,348,218 shares)		$16.50

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2019 (Unaudited)
Investment Income
Dividends (including $17,525,653 earned from other affiliated issuers)		$144,564,428
Income from Fidelity Central Funds		21,160,778
Total income		165,725,206
Expenses
Custodian fees and expenses	$456,839
Independent trustees' fees and expenses	45,909
Legal	1,681
Commitment fees	18,988
Total expenses before reductions	523,417
Expense reductions	(3,610)
Total expenses after reductions		519,807
Net investment income (loss)		165,205,399
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	581,234,609
Fidelity Central Funds	1,136
Other affiliated issuers	(71,768,438)
Foreign currency transactions	(182,082)
Total net realized gain (loss)		509,285,225
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $560,627)	(1,186,414,788)
Fidelity Central Funds	1,845
Other affiliated issuers	(165,728,487)
Assets and liabilities in foreign currencies	155,576
Total change in net unrealized appreciation (depreciation)		(1,351,985,854)
Net gain (loss)		(842,700,629)
Net increase (decrease) in net assets resulting from operations		$(677,495,230)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2019 (Unaudited)	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$165,205,399	$305,110,590
Net realized gain (loss)	509,285,225	535,939,853
Change in net unrealized appreciation (depreciation)	(1,351,985,854)	915,826,608
Net increase (decrease) in net assets resulting from operations	(677,495,230)	1,756,877,051
Distributions to shareholders	(1,141,976,315)	–
Distributions to shareholders from net investment income	–	(210,862,362)
Distributions to shareholders from net realized gain	–	(390,636,600)
Total distributions	(1,141,976,315)	(601,498,962)
Share transactions - net increase (decrease)	1,498,286,839	954,341,403
Total increase (decrease) in net assets	(321,184,706)	2,109,719,492
Net Assets
Beginning of period	14,520,045,189	12,410,325,697
End of period	$14,198,860,483	$14,520,045,189
Other Information
Undistributed net investment income end of period		$183,602,555

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Intrinsic Opportunities Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$18.79	$17.30	$14.80	$15.58	$14.47	$12.78
Income from Investment Operations
Net investment income (loss)A	.20	.40	.23	.18	.24B	.21
Net realized and unrealized gain (loss)	(1.05)	1.91	2.50	(.16)	1.49	1.84
Total from investment operations	(.85)	2.31	2.73	.02	1.73	2.05
Distributions from net investment income	(.42)	(.28)	(.19)	(.23)	(.21)	(.15)
Distributions from net realized gain	(1.02)	(.54)	(.04)	(.58)	(.42)	(.21)
Total distributions	(1.44)	(.82)	(.23)	(.80)C	(.62)D	(.36)
Net asset value, end of period	$16.50	$18.79	$17.30	$14.80	$15.58	$14.47
Total ReturnE,F	(4.67)%	13.82%	18.69%	.43%	12.35%	16.35%
Ratios to Average Net AssetsG,H
Expenses before reductions	.01%I	.01%	.52%	.79%	.82%	.81%
Expenses net of fee waivers, if any	.01%I	.01%	.52%	.79%	.82%	.81%
Expenses net of all reductions	.01%I	- %J	.52%	.79%	.82%	.81%
Net investment income (loss)	2.33%I	2.19%	1.48%	1.28%	1.60%B	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$14,198,860	$14,520,045	$4,948,389	$2,776,843	$2,619,363	$2,479,629
Portfolio turnover rateK	34%I	13%	35%L	14%	10%	16%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.18%.

 C Total distributions of $.80 per share is comprised of distributions from net investment income of $.228 and distributions from net realized gain of $.576 per share.

 D Total distributions of $.62 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.416 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount represents less than .005%.

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2019

1. Organization.

Fidelity Series Intrinsic Opportunities Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective August 28, 2017, the Fund no longer offered Class F, and all outstanding shares of Class F were exchanged for shares of Series Intrinsic Opportunities.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,935,836,455
Gross unrealized depreciation	(924,393,710)
Net unrealized appreciation (depreciation)	$2,011,442,745
Tax cost	$12,584,702,226

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,150,317,459 and $2,335,589,859, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $39,588 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $18,809.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $18,988 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $4,017,331. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,205,982, including $107,027 from securities loaned to FCM.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,610.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2019	Year ended July 31, 2018
Distributions to shareholders
Series Intrinsic Opportunities	$1,141,976,315	$–
Total	$1,141,976,315	$–
From net investment income
Series Intrinsic Opportunities	$–	$210,862,362
Total	$–	$210,862,362
From net realized gain
Series Intrinsic Opportunities	$–	$390,636,600
Total	$–	$390,636,600

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2019	Year ended July 31, 2018	Six months ended January 31, 2019	Year ended July 31, 2018
Series Intrinsic Opportunities
Shares sold	31,227,458	511,169,556	$543,528,236	$8,888,451,603
Reinvestment of distributions	66,767,287	34,832,594	1,141,976,315	601,498,962
Shares redeemed	(10,278,897)	(59,400,406)	(187,217,712)	(1,080,697,919)
Net increase (decrease)	87,715,848	486,601,744	$1,498,286,839	$8,409,252,646
Class F
Shares sold	–	2,035,662	$–	$35,190,119
Shares redeemed	–	(432,801,551)	–	(7,490,101,362)
Net increase (decrease)	–	(430,765,889)	$–	$(7,454,911,243)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2018 to January 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Expenses Paid During Period-B August 1, 2018 to January 31, 2019
Series Intrinsic Opportunities	.01%
Actual		$1,000.00	$953.30	$.05
Hypothetical-C		$1,000.00	$1,025.16	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Intrinsic Opportunities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund with certain exceptions.

In connection with the renewal of the Advisory Contracts, the Board also approved amendments to the management contract for the fund to clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program. The Board considered that the amendments would not change the services provided to the fund or the party responsible for making such payments under the current management contract.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.014% through September 30, 2020.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

O2T-SANN-0319
1.951015.106

Fidelity Flex℠ Funds Fidelity Flex℠ Intrinsic Opportunities Fund Semi-Annual Report January 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
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Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2019

% of fund's net assets
Anthem, Inc.	6.1
Amgen, Inc.	2.8
Itochu Corp.	2.6
MetLife, Inc.	2.5
UnitedHealth Group, Inc.	2.2
Twenty-First Century Fox, Inc. Class A	2.1
The Western Union Co.	2.0
United Therapeutics Corp.	1.8
John David Group PLC	1.6
Humana, Inc.	1.6
25.3

Top Five Market Sectors as of January 31, 2019

% of fund's net assets
Health Care	20.1
Consumer Discretionary	16.9
Financials	14.1
Energy	9.6
Industrials	8.8

Asset Allocation (% of fund's net assets)

As of January 31, 2019 *
Stocks	90.1%
Short-Term Investments and Net Other Assets (Liabilities)	9.9%

 * Foreign investments - 40.2%

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.0%
	Shares	Value
COMMUNICATION SERVICES - 6.2%
Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	2,861	$157,527
Entertainment - 2.5%
GAMEVIL, Inc. (a)	7	349
Twenty-First Century Fox, Inc. Class A	10,165	501,236
Viacom, Inc.:
Class A	1,503	51,538
Class B (non-vtg.)	1,128	33,186
		586,309
Interactive Media & Services - 1.0%
Kakaku.com, Inc.	911	15,924
Yahoo! Japan Corp.	47,000	126,426
YY, Inc. ADR (a)	1,175	81,580
Zappallas, Inc. (a)	2,600	8,927
		232,857
Media - 2.0%
AMC Networks, Inc. Class A (a)	300	18,882
Comcast Corp. Class A	6,954	254,308
Corus Entertainment, Inc. Class B (non-vtg.)	273	1,157
Discovery Communications, Inc. Class A (a)	4,510	127,994
DISH Network Corp. Class A (a)	188	5,766
DMS, Inc.	500	7,487
F@N Communications, Inc.	400	2,023
Gendai Agency, Inc.	1,500	6,596
Hyundai HCN	4,802	17,763
Ipsos SA	7	162
Liberty Latin America Ltd. Class A (a)	5	87
Multiplus SA	900	6,416
Nippon BS Broadcasting Corp.	200	1,939
Nippon Television Network Corp.	147	2,306
Pico Far East Holdings Ltd.	6,000	2,233
Proto Corp.	100	1,391
SMG PLC	7	31
Television Broadcasts Ltd.	2,700	5,048
WOWOW INC.	400	10,403
		471,992
Wireless Telecommunication Services - 0.1%
Okinawa Cellular Telephone Co.	600	21,235

TOTAL COMMUNICATION SERVICES		1,469,920

CONSUMER DISCRETIONARY - 16.9%
Auto Components - 2.7%
Adient PLC	237	4,678
Cooper Tire & Rubber Co.	1,441	50,723
Dongah Tire & Rubber Co. Ltd.	29	806
Eagle Industry Co. Ltd.	395	4,649
Fukoku Co. Ltd.	200	1,603
G-Tekt Corp.	5,200	76,335
Gentex Corp.	325	6,884
Hi-Lex Corp.	463	8,829
Hyundai Mobis	1,721	348,089
IJT Technology Holdings Co. Ltd.	2,900	17,492
INFAC Corp.	71	225
Piolax, Inc.	1,100	22,429
Seoyon Co. Ltd.	345	1,348
Seoyon E-Hwa Co., Ltd.	1,646	7,709
TBK Co. Ltd.	400	1,469
TPR Co. Ltd.	1,600	34,078
Yorozu Corp.	3,500	48,327
		635,673
Automobiles - 0.8%
Audi AG	50	44,868
Fiat Chrysler Automobiles NV (a)	96	1,652
Fiat Chrysler Automobiles NV (a)	2,377	40,588
General Motors Co.	2,819	109,997
		197,105
Distributors - 0.2%
Chori Co. Ltd.	1,000	14,551
Doshisha Co. Ltd.	800	12,251
Harima-Kyowa Co. Ltd.	100	1,553
Nakayamafuku Co. Ltd.	100	481
Yagi & Co. Ltd.	700	10,167
		39,003
Diversified Consumer Services - 0.5%
Asante, Inc.	100	1,963
Heian Ceremony Service Co. Ltd.	1,200	9,485
Kukbo Design Co. Ltd.	14	181
MegaStudy Co. Ltd.	2,610	24,635
MegaStudyEdu Co. Ltd.	2,515	72,346
Multicampus Co. Ltd.	35	1,642
Tsukada Global Holdings, Inc.	2,700	14,972
		125,224
Hotels, Restaurants & Leisure - 0.5%
Hiday Hidaka Corp.	360	7,063
Kura Corp. Ltd.	200	10,319
Retail Food Group Ltd. (a)	2,910	645
The Restaurant Group PLC	40,712	79,616
Whitbread PLC	1	64
Wyndham Destinations, Inc.	470	19,806
Wyndham Hotels & Resorts, Inc.	3	147
		117,660
Household Durables - 0.9%
Ace Bed Co. Ltd.	600	13,322
Cuckoo Holdings Co. Ltd.	100	11,237
Emak SpA	409	613
FJ Next Co. Ltd.	1,900	15,995
Gree Electric Appliances, Inc. of Zhuhai Class A (a)	2,400	14,953
Hamilton Beach Brands Holding Co.:
Class A	104	2,719
Class B (a)	104	2,719
Helen of Troy Ltd. (a)	878	101,883
Q.E.P. Co., Inc.	24	576
Sanyo Housing Nagoya Co. Ltd.	1,700	14,327
Taylor Morrison Home Corp. (a)	940	17,766
Tupperware Brands Corp.	323	8,808
		204,918
Internet & Direct Marketing Retail - 0.1%
Aucnet, Inc.	100	802
CROOZ, Inc. (a)	100	1,955
eBay, Inc.	470	15,816
Hyundai Home Shopping Network Corp.	7	648
NS Shopping Co. Ltd.	30	365
Trade Maine Group Ltd.	34	149
		19,735
Leisure Products - 0.1%
Accell Group NV	277	6,081
Mars Group Holdings Corp.	1,100	21,561
		27,642
Multiline Retail - 0.4%
Grazziotin SA	200	1,481
Lifestyle China Group Ltd. (a)	30,000	10,683
Lifestyle International Holdings Ltd.	23,500	35,481
Macy's, Inc.	940	24,722
Treasure Factory Co. Ltd.	1,300	9,655
Watts Co. Ltd.	600	3,905
		85,927
Specialty Retail - 9.6%
ABC-MART, Inc.	100	5,729
Arc Land Sakamoto Co. Ltd.	900	11,295
AT-Group Co. Ltd.	1,837	39,632
AutoNation, Inc. (a)	658	25,498
Beacon Lighting Group Ltd.	17	15
Bed Bath & Beyond, Inc.	21,049	317,629
Best Buy Co., Inc.	5,544	328,427
DongAh Tire & Rubber Co. Ltd. (a)	39	424
Dunelm Group PLC	244	2,312
Fuji Corp.	1,699	31,960
GameStop Corp. Class A (b)	18,792	213,101
Genesco, Inc. (a)	564	25,482
GNC Holdings, Inc. Class A (a)(b)	11,163	34,047
Goldlion Holdings Ltd.	22,000	9,133
Guess?, Inc.	10,828	211,254
Handsman Co. Ltd.	1,700	18,307
Hibbett Sports, Inc. (a)	2,162	35,327
Hour Glass Ltd.	15,800	7,335
JB Hi-Fi Ltd. (b)	1,281	20,830
John David Group PLC	62,281	378,051
K's Holdings Corp.	7,400	73,507
Ku Holdings Co. Ltd.	900	6,453
Lookers PLC	764	1,082
Mandarake, Inc.	100	550
Nafco Co. Ltd.	200	3,044
Nitori Holdings Co. Ltd.	1,200	155,997
Oriental Watch Holdings Ltd.	4,000	1,027
Padini Holdings Bhd	1,800	1,630
Sacs Bar Holdings, Inc.	800	8,028
Sally Beauty Holdings, Inc. (a)	11,088	190,935
Samse SA	65	10,267
Silvano Fashion Group A/S	7	20
Sports Direct International PLC (a)	68	248
The Buckle, Inc.	514	8,928
Tokatsu Holdings Co. Ltd.	100	441
Truworths International Ltd.	228	1,377
Vita Group Ltd.	18	15
Vitamin Shoppe, Inc. (a)	752	3,474
Williams-Sonoma, Inc. (b)	1,504	81,863
		2,264,674
Textiles, Apparel & Luxury Goods - 1.1%
Best Pacific International Holdings Ltd.	2,000	482
Capri Holdings Ltd. (a)	3,571	151,696
Embry Holdings Ltd.	1,000	296
Ff Group (a)(c)	2,761	12,135
Fossil Group, Inc. (a)	4,470	75,811
Grendene SA	300	752
Magni-Tech Industries Bhd	4,500	4,790
Sitoy Group Holdings Ltd.	6,000	1,605
Texwinca Holdings Ltd.	2,000	765
Youngone Holdings Co. Ltd.	176	9,746
Yue Yuen Industrial (Holdings) Ltd.	5,000	17,054
		275,132

TOTAL CONSUMER DISCRETIONARY		3,992,693

CONSUMER STAPLES - 3.8%
Beverages - 0.9%
A.G. Barr PLC	968	9,573
Britvic PLC	13,096	151,241
C&C Group PLC	309	1,167
Jinro Distillers Co. Ltd.	1,256	32,856
Lucas Bols BV (d)	82	1,469
Olvi PLC (A Shares)	68	2,576
Spritzer Bhd	200	101
Willamette Valley Vineyards, Inc.	3	21
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	11,500	22,246
		221,250
Food & Staples Retailing - 1.5%
Amsterdam Commodities NV	1,175	26,064
Belc Co. Ltd.	100	4,361
Dong Suh Companies, Inc.	1,200	20,711
Genky DrugStores Co. Ltd.	800	19,103
Halows Co. Ltd.	100	1,930
J Sainsbury PLC	136	509
Kroger Co.	2,587	73,290
MARR SpA	1,410	33,730
OM2 Network Co. Ltd.	200	1,970
Retail Partners Co. Ltd.	1,200	12,306
Satsudora Holdings Co. Ltd.	800	13,066
Shoei Foods Corp.	100	2,415
Tesco PLC	18,936	55,434
Thai President Foods PCL	43	215
United Natural Foods, Inc. (a)	761	9,969
Valor Holdings Co. Ltd.	1,200	29,073
Walgreens Boots Alliance, Inc.	748	54,050
		358,196
Food Products - 1.0%
Ajinomoto Malaysia Bhd	3,000	13,696
B&G Foods, Inc. Class A (b)	470	12,530
Bell AG	76	23,806
Binggrea Co. Ltd.	10	616
Carr's Group PLC	4,948	10,724
Changshouhua Food Co. Ltd.	1,000	418
Cranswick PLC	842	31,850
Fresh Del Monte Produce, Inc.	1,405	44,932
Ingredion, Inc.	94	9,306
Kaneko Seeds Co. Ltd.	100	1,171
Kaveri Seed Co. Ltd.	400	3,386
Kwality Ltd. (a)	100	9
Lassonde Industries, Inc. Class A (sub. vtg.)	120	18,768
London Biscuits Bhd (a)	3,375	490
Pickles Corp.	100	1,800
Prima Meat Packers Ltd.	228	4,306
S Foods, Inc.	600	21,620
Select Harvests Ltd.	3,451	15,076
Thai Wah PCL	300	77
The J.M. Smucker Co.	63	6,607
Toyo Sugar Refining Co. Ltd.	200	1,871
Valsoia SpA	42	589
		223,648
Personal Products - 0.1%
Asaleo Care Ltd.	682	446
Hengan International Group Co. Ltd.	4,133	32,332
		32,778
Tobacco - 0.3%
KT&G Corp.	556	49,531
Scandinavian Tobacco Group A/S (d)	960	12,415
		61,946

TOTAL CONSUMER STAPLES		897,818

ENERGY - 9.6%
Energy Equipment & Services - 1.1%
AKITA Drilling Ltd. Class A (non-vtg.)	170	437
Carbo Ceramics, Inc. (a)(b)	4,436	17,877
Diamond Offshore Drilling, Inc. (a)(b)	2,161	23,620
Ensco PLC Class A	10,994	48,374
Geospace Technologies Corp. (a)	1,122	16,864
Liberty Oilfield Services, Inc. Class A	1,128	17,157
National Oilwell Varco, Inc.	480	14,150
Oceaneering International, Inc. (a)	998	15,659
Prosafe ASA (a)	68	131
Shinko Plantech Co. Ltd.	3,600	38,107
Tecnicas Reunidas SA	291	7,438
Tidewater, Inc. (a)	4	86
Tidewater, Inc. warrants 11/14/24 (a)	50	19
Transocean Ltd. (United States) (a)	7,599	65,123
		265,042
Oil, Gas & Consumable Fuels - 8.5%
Alvopetro Energy Ltd. (a)	1,900	463
Baytex Energy Corp. (a)	9,397	15,805
Birchcliff Energy Ltd.	7,203	17,213
Bonavista Energy Corp.	34	32
Bonterra Energy Corp.	617	2,756
Chevron Corp.	1,128	129,325
China Petroleum & Chemical Corp.:
(H Shares)	400,667	335,036
sponsored ADR (H Shares)	94	7,844
CNOOC Ltd. sponsored ADR	188	31,451
CNX Resources Corp. (a)	376	4,565
ConocoPhillips Co.	4,713	319,023
Contango Oil & Gas Co. (a)	170	643
Denbury Resources, Inc. (a)	11,276	22,890
Enagas SA	5,450	158,634
Fuji Kosan Co. Ltd.	100	578
Husky Energy, Inc.	10,324	122,494
Imperial Oil Ltd.	1,504	42,672
International Seaways, Inc. (a)	7	127
Motor Oil (HELLAS) Corinth Refineries SA	581	14,464
Murphy Oil Corp.	2,957	80,874
NACCO Industries, Inc. Class A	219	7,464
Oil & Natural Gas Corp. Ltd.	83,600	166,411
Oil India Ltd.	200	473
Peyto Exploration & Development Corp.	21,608	111,169
San-Ai Oil Co. Ltd.	200	1,757
Ship Finance International Ltd. (NY Shares)	7	85
Southwestern Energy Co. (a)	12,592	55,027
Thai Oil PCL (For. Reg.)	400	922
Total SA sponsored ADR	5,692	311,523
Tsakos Energy Navigation Ltd.	307	989
Whiting Petroleum Corp. (a)	960	27,485
World Fuel Services Corp.	462	11,499
		2,001,693

TOTAL ENERGY		2,266,735

FINANCIALS - 14.1%
Banks - 3.7%
Bar Harbor Bankshares	282	6,748
Central Valley Community Bancorp	17	336
Citizens Financial Services, Inc.	8	457
Erste Group Bank AG	3	104
F & M Bank Corp.	214	6,484
Gunma Bank Ltd.	9,615	42,370
Hiroshima Bank Ltd.	1,916	11,082
Mitsubishi UFJ Financial Group, Inc.	31,983	171,554
NIBC Holding NV (d)	1,973	19,625
Nordea Bank ABP	69	627
OFG Bancorp	3,440	66,667
Ogaki Kyoritsu Bank Ltd.	100	2,078
San ju San Financial Group, Inc.	632	9,429
Skandiabanken ASA (d)	1,441	13,071
Sparebank 1 Oestlandet	1,879	18,848
Sumitomo Mitsui Financial Group, Inc.	7,367	274,067
The Keiyo Bank Ltd.	658	4,144
The San-In Godo Bank Ltd.	2,775	20,101
Unicaja Banco SA (d)	14,406	16,901
Van Lanschot NV (Bearer)	55	1,291
Wells Fargo & Co.	3,007	147,072
Yamaguchi Financial Group, Inc.	3,238	32,908
		865,964
Capital Markets - 0.5%
ABG Sundal Collier ASA	1,023	530
Brighthouse Financial, Inc. (a)	570	21,284
Edify SA (a)	7	409
Franklin Resources, Inc.	423	12,525
Goldman Sachs Group, Inc.	188	37,226
Morgan Stanley	940	39,762
		111,736
Consumer Finance - 1.8%
Aeon Credit Service (Asia) Co. Ltd.	24,000	21,731
Credit Corp. Group Ltd.	36	575
Discover Financial Services	1,879	126,814
Santander Consumer U.S.A. Holdings, Inc.	1,410	26,875
Synchrony Financial	8,457	254,048
		430,043
Diversified Financial Services - 1.0%
AXA Equitable Holdings, Inc.	846	15,685
Fuyo General Lease Co. Ltd.	1,000	49,759
IBJ Leasing Co. Ltd.	363	8,345
NICE Holdings Co. Ltd.	156	2,510
Ricoh Leasing Co. Ltd.	2,000	61,143
Tokyo Century Corp.	2,500	116,594
		254,036
Insurance - 6.8%
AFLAC, Inc.	7,392	352,598
ASR Nederland NV	1,879	79,275
Db Insurance Co. Ltd.	2,561	160,001
Genworth Financial, Inc. Class A (a)	27,646	133,807
Hannover Reuck SE	108	15,563
Hyundai Fire & Marine Insurance Co. Ltd.	900	30,218
Kansas City Life Insurance Co.	1	36
MetLife, Inc.	12,937	590,833
National Western Life Group, Inc.	31	9,402
NN Group NV	3,800	160,583
Power Corp. of Canada (sub. vtg.)	470	9,343
Prudential Financial, Inc.	418	38,515
Sony Financial Holdings, Inc.	1,900	35,985
		1,616,159
Mortgage Real Estate Investment Trusts - 0.0%
Two Harbors Investment Corp.	51	744
Thrifts & Mortgage Finance - 0.3%
ASAX Co. Ltd.	1,500	7,657
Genworth MI Canada, Inc.	1,080	36,749
Genworth Mortgage Insurance Ltd.	7,805	12,595
Hingham Institution for Savings	7	1,294
		58,295

TOTAL FINANCIALS		3,336,977

HEALTH CARE - 20.1%
Biotechnology - 7.2%
AbbVie, Inc.	1,316	105,662
Amgen, Inc.	3,558	665,737
Biogen, Inc. (a)	752	251,003
Celgene Corp. (a)	29	2,565
Cell Biotech Co. Ltd.	360	9,158
Essex Bio-Technology Ltd.	6,000	3,942
Gilead Sciences, Inc.	3,414	239,014
United Therapeutics Corp. (a)	3,696	426,260
		1,703,341
Health Care Equipment & Supplies - 0.7%
Ansell Ltd.	1,200	20,429
Fukuda Denshi Co. Ltd.	1,200	80,973
Medikit Co. Ltd.	100	5,049
Nakanishi, Inc.	800	13,749
Paramount Bed Holdings Co. Ltd.	100	4,186
Riverstone Holdings Ltd.	100	83
St.Shine Optical Co. Ltd.	2,000	37,535
Value Added Technology Co. Ltd.	52	1,080
Varex Imaging Corp. (a)	240	6,838
		169,922
Health Care Providers & Services - 11.2%
Anthem, Inc.	4,759	1,441,976
CVS Health Corp.	2,864	187,735
Humana, Inc.	1,200	370,788
MEDNAX, Inc. (a)	832	30,044
Quest Diagnostics, Inc.	470	41,055
Saint-Care Holding Corp.	300	1,416
Sigma Healthcare Ltd.	11,412	4,480
Tokai Corp.	700	18,187
Uchiyama Holdings Co. Ltd.	1,400	5,668
UnitedHealth Group, Inc.	1,940	524,188
Universal Health Services, Inc. Class B	132	17,494
		2,643,031
Health Care Technology - 0.1%
Pharmagest Interactive	451	28,289
Life Sciences Tools & Services - 0.1%
ICON PLC (a)	185	25,878
Pharmaceuticals - 0.8%
Apex Healthcare Bhd	500	1,016
Biofermin Pharmaceutical Co. Ltd.	100	2,179
Dawnrays Pharmaceutical Holdings Ltd.	28,534	5,683
DongKook Pharmaceutical Co. Ltd.	114	5,780
Genomma Lab Internacional SA de CV (a)	6,900	4,785
Indivior PLC (a)	4,397	6,543
Korea United Pharm, Inc.	90	1,893
Lee's Pharmaceutical Holdings Ltd.	21,500	17,475
Luye Pharma Group Ltd. (d)	1,500	1,121
Nippon Chemiphar Co. Ltd.	100	2,984
Novo Nordisk A/S Series B sponsored ADR	470	22,099
PT Tempo Scan Pacific Tbk	300	33
Sanofi SA sponsored ADR	351	15,251
Stallergenes Greer PLC (a)	144	4,994
Taro Pharmaceutical Industries Ltd.	658	62,602
Towa Pharmaceutical Co. Ltd.	300	21,042
Vetoquinol SA	7	413
Vivimed Labs Ltd. (a)	200	70
		175,963

TOTAL HEALTH CARE		4,746,424

INDUSTRIALS - 8.8%
Aerospace & Defense - 0.0%
Austal Ltd.	205	298
SIFCO Industries, Inc. (a)	25	79
The Lisi Group	3	95
United Technologies Corp.	35	4,132
		4,604
Air Freight & Logistics - 0.1%
AIT Corp.	2,200	20,016
CTI Logistics Ltd.	297	214
Onelogix Group Ltd.	2,727	761
SBS Co. Ltd.	300	4,387
		25,378
Building Products - 0.2%
InnoTec TSS AG	33	476
Nihon Dengi Co. Ltd.	700	17,223
Noda Corp.	700	4,364
Sekisui Jushi Corp.	1,100	20,692
		42,755
Commercial Services & Supplies - 0.2%
Asia File Corp. Bhd	2,400	1,547
Calian Technologies Ltd.	543	12,608
Civeo Corp. (a)	7,070	17,887
Matsuda Sangyo Co. Ltd.	100	1,309
Mitie Group PLC	2,793	4,301
VSE Corp.	579	18,893
		56,545
Construction & Engineering - 0.3%
Arcadis NV	1,200	15,548
Boustead Projs. Pte Ltd.	1,700	1,143
Boustead Singapore Ltd.	15,600	9,155
Geumhwa PSC Co. Ltd.	1	28
Meisei Industrial Co. Ltd.	1,100	7,109
Monadelphous Group Ltd.	7	75
Nippon Rietec Co. Ltd.	1,300	17,473
Seikitokyu Kogyo Co. Ltd.	500	2,809
Shinnihon Corp.	100	920
Sumitomo Densetsu Co. Ltd.	155	2,532
Toshiba Plant Systems & Services Corp.	790	14,825
		71,617
Electrical Equipment - 0.4%
Aichi Electric Co. Ltd.	100	2,658
Aros Quality Group AB	2,048	33,996
Canare Electric Co. Ltd.	130	2,186
Eaton Corp. PLC	603	45,979
Hammond Power Solutions, Inc. Class A	771	3,527
Holding Co. ADMIE IPTO SA	17	31
Regal Beloit Corp.	94	7,215
Somfy SA	35	2,764
		98,356
Industrial Conglomerates - 0.1%
Lifco AB	191	7,641
Mytilineos Holdings SA	2,041	19,203
Nolato AB Series B	24	1,103
Reunert Ltd.	205	1,090
		29,037
Machinery - 0.7%
Conrad Industries, Inc. (a)	1	14
Daihatsu Diesel Manufacturing Co. Ltd.	900	5,462
Daiwa Industries Ltd.	2,000	20,087
Estic Corp.	100	6,904
Fujimak Corp.	1,600	14,204
Fukushima Industries Corp.	100	3,539
Global Brass & Copper Holdings, Inc.	477	14,424
Haitian International Holdings Ltd.	7,000	16,125
Hy-Lok Corp.	68	1,192
Ihara Science Corp.	463	6,376
Luxfer Holdings PLC sponsored	3	60
Momentum Group AB Class B	922	8,753
Nakano Refrigerators Co. Ltd.	200	12,284
Nansin Co. Ltd.	200	944
Sakura Rubber Co. Ltd. (b)	100	4,783
Sansei Co. Ltd.	1,000	3,691
Semperit AG Holding (a)	614	9,839
SIMPAC, Inc.	2,900	7,521
Teikoku Sen-I Co. Ltd.	1,100	22,389
		158,591
Marine - 0.1%
Japan Transcity Corp.	2,443	9,510
SITC International Holdings Co. Ltd.	14,000	12,854
		22,364
Professional Services - 1.7%
ABIST Co. Ltd.	332	9,769
Akka Technologies SA	1,175	73,566
Bertrandt AG	376	32,235
Career Design Center Co. Ltd.	100	1,028
Dun & Bradstreet Corp.	1,550	224,347
McMillan Shakespeare Ltd.	4,842	54,027
WDB Holdings Co. Ltd.	200	4,702
		399,674
Road & Rail - 0.8%
Autohellas SA	1,222	30,771
Daqin Railway Co. Ltd. (A Shares)	77,400	98,760
Hamakyorex Co. Ltd.	200	7,143
Higashi Twenty One Co. Ltd.	100	441
Kyushu Railway Co.	500	17,030
Nikkon Holdings Co. Ltd.	132	3,318
SENKO Co. Ltd.	200	1,625
STEF-TFE Group	7	675
Tohbu Network Co. Ltd.	100	936
Utoc Corp.	3,100	14,515
		175,214
Trading Companies & Distributors - 4.1%
AerCap Holdings NV (a)	1,504	71,079
Bergman & Beving AB (B Shares)	1,501	14,432
Canox Corp.	800	6,537
Green Cross Co. Ltd.	1,000	9,686
HERIGE	41	1,089
Houston Wire & Cable Co. (a)	3,238	20,302
Howden Joinery Group PLC	102	676
iMarketKorea, Inc.	7	50
Itochu Corp.	34,154	624,445
Kamei Corp.	3,907	41,536
Meiwa Corp.	1,600	6,213
Mitani Shoji Co. Ltd.	1,200	59,821
Mitsubishi Corp.	2,400	70,089
Pla Matels Corp.	200	986
Rasa Corp.	100	774
Shinsho Corp.	132	3,004
Yuasa Trading Co. Ltd.	1,600	46,784
		977,503
Transportation Infrastructure - 0.1%
Isewan Terminal Service Co. Ltd.	200	1,340
Qingdao Port International Co. Ltd. (a)(d)	22,583	14,068
		15,408

TOTAL INDUSTRIALS		2,077,046

INFORMATION TECHNOLOGY - 6.2%
Communications Equipment - 0.0%
HF Co.	153	1,054
Electronic Equipment & Components - 0.5%
Daido Signal Co. Ltd.	1,000	4,710
Dell Technologies, Inc. (a)	224	10,884
Elematec Corp.	800	13,169
HAGIAWARA ELECTRIC Co. Ltd.	300	7,816
Hon Hai Precision Industry Co. Ltd. (Foxconn)	4,000	9,275
Kingboard Chemical Holdings Ltd.	10,500	36,947
Lacroix SA	163	4,086
Makus, Inc.	205	802
Orbotech Ltd. (a)	141	8,648
PAX Global Technology Ltd.	2,000	877
Riken Kieki Co. Ltd.	1,000	18,205
Simplo Technology Co. Ltd.	2,000	14,690
		130,109
IT Services - 3.5%
Amdocs Ltd.	2,349	131,262
Avant Corp.	200	2,534
Cielo SA	1,400	4,583
Computer Services, Inc.	3	168
Data#3 Ltd.	341	397
E-Credible Co. Ltd.	104	1,501
eClerx Services Ltd. (a)	300	4,542
Estore Corp.	200	1,384
Future Corp.	1,400	19,305
Korea Information & Communication Co. Ltd. (a)	780	6,409
Neurones	7	158
Persistent Systems Ltd.	300	2,546
Shinsegae Information & Communication Co. Ltd.	19	2,118
Sopra Steria Group	893	90,254
Tessi SA (a)	375	68,676
The Western Union Co.	25,537	466,050
Wipro Ltd.	3,100	16,129
		818,016
Semiconductors & Semiconductor Equipment - 0.1%
e-LITECOM Co. Ltd.	34	204
Miraial Co. Ltd.	1,500	15,699
Phison Electronics Corp.	1,000	8,300
		24,203
Software - 0.3%
eBase Co. Ltd.	200	3,085
Ebix, Inc.	564	32,216
InfoVine Co. Ltd.	43	914
Jastec Co. Ltd.	100	821
KPIT Cummins Infosystems Ltd.	3,700	5,960
KPIT Engineering Ltd. (a)(c)	3,700	4,257
KSK Co., Ltd.	100	1,541
Micro Focus International PLC sponsored ADR	1,054	20,131
Uchida Esco Co. Ltd.	96	1,315
Zensar Technologies Ltd.	1,000	3,166
		73,406
Technology Hardware, Storage & Peripherals - 1.8%
Hewlett Packard Enterprise Co.	8,316	129,646
HP, Inc.	12,937	285,002
TPV Technology Ltd.	22,000	3,058
		417,706

TOTAL INFORMATION TECHNOLOGY		1,464,494

MATERIALS - 1.7%
Chemicals - 1.1%
C. Uyemura & Co. Ltd.	300	17,572
CF Industries Holdings, Inc.	499	21,781
Chokwang Paint Ltd.	34	230
Daishin-Chemical Co. Ltd.	603	6,925
Fuso Chemical Co. Ltd.	400	7,822
K&S AG	1,504	29,231
KPX Green Chemical Co. Ltd.	34	109
Kuriyama Holdings Corp.	200	1,337
LyondellBasell Industries NV Class A	279	24,265
Nippon Soda Co. Ltd.	250	6,330
NOF Corp.	400	13,165
Nutrien Ltd.	288	14,920
Scientex Bhd	7,100	15,254
T&K Toka Co. Ltd.	600	5,354
Tae Kyung Industrial Co. Ltd.	614	3,102
The Mosaic Co.	188	6,069
Toho Acetylene Co. Ltd.	200	2,479
Yara International ASA	1,597	65,914
Yip's Chemical Holdings Ltd.	2,000	631
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	6,000	14,190
		256,680
Construction Materials - 0.0%
Ibstock PLC (d)	334	1,063
Mitani Sekisan Co. Ltd.	400	9,397
		10,460
Containers & Packaging - 0.1%
Mayr-Melnhof Karton AG	197	25,931
The Pack Corp.	200	5,290
		31,221
Metals & Mining - 0.5%
Ausdrill Ltd.	38,708	35,452
Castings PLC	51	263
Chubu Steel Plate Co. Ltd.	300	1,677
CI Resources Ltd.	16	16
CK-SAN-ETSU Co. Ltd.	200	4,344
Compania de Minas Buenaventura SA sponsored ADR	481	7,528
Mount Gibson Iron Ltd.	47,938	22,476
Orvana Minerals Corp. (a)	34	5
Pacific Metals Co. Ltd.	1,300	34,754
Rio Tinto PLC sponsored ADR (b)	123	6,921
Teck Resources Ltd. Class B (sub. vtg.)	7	170
		113,606

TOTAL MATERIALS		411,967

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Piedmont Office Realty Trust, Inc. Class A	726	14,055
Sabra Health Care REIT, Inc.	70	1,438
		15,493
Real Estate Management & Development - 0.1%
Leopalace21 Corp.	900	4,255
Nisshin Fudosan Co. Ltd.	5,400	21,714
		25,969

TOTAL REAL ESTATE		41,462

UTILITIES - 2.4%
Electric Utilities - 2.0%
EVN AG	7	113
Exelon Corp.	3,571	170,551
Fjordkraft Holding ASA (a)(d)	1,561	6,663
PG&E Corp. (a)	658	8,554
PPL Corp.	9,021	282,538
Public Power Corp. of Greece (a)	17	25
		468,444
Gas Utilities - 0.4%
Busan City Gas Co. Ltd.	210	7,438
China Resource Gas Group Ltd.	4,000	15,740
GAIL India Ltd. (a)	10,000	46,808
K&O Energy Group, Inc.	100	1,327
Seoul City Gas Co. Ltd.	176	13,227
YESCO Co. Ltd.	576	21,385
		105,925
Water Utilities - 0.0%
Manila Water Co., Inc.	300	158

TOTAL UTILITIES		574,527

TOTAL COMMON STOCKS
(Cost $20,928,948)		21,280,063

Nonconvertible Preferred Stocks - 0.1%
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Steel Partners Holdings LP Series A, 6.00%	100	2,222
Machinery - 0.0%
Danieli & C. Officine Meccaniche SpA	7	114

TOTAL INDUSTRIALS		2,336

MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	966	11,764
UTILITIES - 0.0%
Electric Utilities - 0.0%
Companhia Paranaense de Energia-Copel (PN-B)	800	7,745
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $22,152)		21,845

Money Market Funds - 11.3%
Fidelity Cash Central Fund, 2.43% (e)	2,270,540	2,270,994
Fidelity Securities Lending Cash Central Fund 2.43% (e)(f)	413,679	413,721
TOTAL MONEY MARKET FUNDS
(Cost $2,684,715)		2,684,715
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $23,635,815)		23,986,623
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(332,658)
NET ASSETS - 100%		$23,653,965

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $86,396 or 0.4% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$30,625
Fidelity Securities Lending Cash Central Fund	1,895
Total	$32,520

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,469,920	$1,462,639	$7,281	$--
Consumer Discretionary	3,992,693	3,904,032	76,526	12,135
Consumer Staples	897,818	809,634	88,184	--
Energy	2,266,735	1,931,699	335,036	--
Financials	3,336,977	2,869,625	467,352	--
Health Care	4,746,424	4,680,668	65,756	--
Industrials	2,079,382	2,036,335	43,047	--
Information Technology	1,464,494	1,387,090	73,147	4,257
Materials	423,731	408,910	14,821	--
Real Estate	41,462	41,462	--	--
Utilities	582,272	566,532	15,740	--
Money Market Funds	2,684,715	2,684,715	--	--
Total Investments in Securities:	$23,986,623	$22,783,341	$1,186,890	$16,392

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	59.8%
Japan	14.4%
Korea (South)	3.4%
United Kingdom	3.4%
France	2.6%
China	2.1%
Netherlands	1.9%
Canada	1.9%
Cayman Islands	1.5%
India	1.0%
Others (Individually Less Than 1%)	8.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $406,929) — See accompanying schedule: Unaffiliated issuers (cost $20,951,100)	$21,301,908
Fidelity Central Funds (cost $2,684,715)	2,684,715
Total Investment in Securities (cost $23,635,815)		$23,986,623
Cash		34,122
Foreign currency held at value (cost $456)		462
Receivable for investments sold		1,148
Receivable for fund shares sold		9,715
Dividends receivable		35,580
Distributions receivable from Fidelity Central Funds		161
Total assets		24,067,811
Liabilities
Payable for fund shares redeemed	$133
Collateral on securities loaned	413,713
Total liabilities		413,846
Net Assets		$23,653,965
Net Assets consist of:
Paid in capital		$23,011,705
Total distributable earnings (loss)		642,260
Net Assets, for 2,076,885 shares outstanding		$23,653,965
Net Asset Value, offering price and redemption price per share ($23,653,965 ÷ 2,076,885 shares)		$11.39

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2019 (Unaudited)
Investment Income
Dividends		$280,726
Income from Fidelity Central Funds		32,520
Total income		313,246
Expenses
Independent trustees' fees and expenses	$91
Commitment fees	38
Total expenses		129
Net investment income (loss)		313,117
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $328)	392,868
Fidelity Central Funds	23
Foreign currency transactions	(112)
Total net realized gain (loss)		392,779
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(2,070,915)
Fidelity Central Funds	3
Assets and liabilities in foreign currencies	271
Total change in net unrealized appreciation (depreciation)		(2,070,641)
Net gain (loss)		(1,677,862)
Net increase (decrease) in net assets resulting from operations		$(1,364,745)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2019 (Unaudited)	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$313,117	$464,592
Net realized gain (loss)	392,779	123,976
Change in net unrealized appreciation (depreciation)	(2,070,641)	2,022,133
Net increase (decrease) in net assets resulting from operations	(1,364,745)	2,610,701
Distributions to shareholders	(762,655)	–
Distributions to shareholders from net investment income	–	(160,531)
Distributions to shareholders from net realized gain	–	(66,106)
Total distributions	(762,655)	(226,637)
Share transactions
Proceeds from sales of shares	3,153,459	29,809,685
Reinvestment of distributions	762,655	226,637
Cost of shares redeemed	(8,771,815)	(9,808,434)
Net increase (decrease) in net assets resulting from share transactions	(4,855,701)	20,227,888
Total increase (decrease) in net assets	(6,983,101)	22,611,952
Net Assets
Beginning of period	30,637,066	8,025,114
End of period	$23,653,965	$30,637,066
Other Information
Undistributed net investment income end of period		$294,258
Shares
Sold	267,229	2,563,049
Issued in reinvestment of distributions	66,096	19,832
Redeemed	(755,327)	(823,981)
Net increase (decrease)	(422,002)	1,758,900

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Intrinsic Opportunities Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$12.26	$10.84	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.26	.08
Net realized and unrealized gain (loss)	(.67)	1.34	.76
Total from investment operations	(.54)	1.60	.84
Distributions from net investment income	(.28)	(.13)	–
Distributions from net realized gain	(.05)	(.05)	–
Total distributions	(.33)	(.18)	–
Net asset value, end of period	$11.39	$12.26	$10.84
Total ReturnC,D	(4.42)%	14.86%	8.40%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	-%	- %H
Expenses net of fee waivers, if anyG	- %H	-%	- %H
Expenses net of all reductionsG	- %H	-%	- %H
Net investment income (loss)	2.28%H	2.21%	1.97%H
Supplemental Data
Net assets, end of period (000 omitted)	$23,654	$30,637	$8,025
Portfolio turnover rateI	31%H	6%	9%J

 A For the period March 8, 2017 (commencement of operations) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2019

1. Organization.

Fidelity Flex Intrinsic Opportunities Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,094,805
Gross unrealized depreciation	(1,751,867)
Net unrealized appreciation (depreciation)	$342,938
Tax cost	$23,643,685

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,807,233 and $8,232,825, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $96 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $38 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,895. During the period, there were no securities loaned to FCM.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 25% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2018 to January 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Expenses Paid During Period-B August 1, 2018 to January 31, 2019
Actual	-%-C	$1,000.00	$955.80	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Intrinsic Opportunities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively to certain Fidelity fee-based programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of the program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund with limited exceptions.

In connection with the renewal of the Advisory Contracts, the Board also approved amendments to the management contract for the fund to clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program. The Board considered that the amendments would not change the services provided to the fund or the party responsible for making such payments under the current management contract.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

ZTO-SANN-0319
1.9881590.101

Fidelity® Low-Priced Stock K6 Fund Semi-Annual Report January 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2019

% of fund's net assets
UnitedHealth Group, Inc.	6.7
Ross Stores, Inc.	3.2
Seagate Technology LLC	2.7
Twenty-First Century Fox, Inc. Class A	2.6
Best Buy Co., Inc.	2.4
Metro, Inc. Class A (sub. vtg.)	2.3
MetLife, Inc.	2.2
Next PLC	2.1
AutoZone, Inc.	2.0
Anthem, Inc.	1.8
28.0

Top Five Market Sectors as of January 31, 2019

% of fund's net assets
Consumer Discretionary	20.1
Information Technology	14.0
Financials	13.2
Health Care	13.0
Consumer Staples	8.2

Asset Allocation (% of fund's net assets)

As of January 31, 2019*
Stocks	90.9%
Short-Term Investments and Net Other Assets (Liabilities)	9.1%

 * Foreign investments - 38.7%

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.8%
	Shares	Value
COMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 0.0%
AT&T, Inc.	1,074	$32,284
Entertainment - 2.7%
Cinemark Holdings, Inc.	7,615	311,606
Twenty-First Century Fox, Inc.:
Class A	1,023,637	50,475,540
Class B	2,700	132,462
Viacom, Inc. Class B (non-vtg.)	83,598	2,459,453
		53,379,061
Interactive Media & Services - 0.5%
Alphabet, Inc.:
Class A (a)	102	114,841
Class C (a)	566	631,865
Yahoo! Japan Corp.	3,150,200	8,473,799
		9,220,505
Media - 1.0%
Comcast Corp. Class A	169,370	6,193,861
Corus Entertainment, Inc. Class B (non-vtg.)	37,800	160,239
Discovery Communications, Inc.:
Class A (a)(b)	143,313	4,067,223
Class C (non-vtg.) (a)	32,212	858,450
Gannett Co., Inc.	67,059	743,684
Hyundai HCN	153,655	568,387
Intage Holdings, Inc.	213,300	1,687,993
MSG Network, Inc. Class A (a)	18,651	417,782
Multiplus SA	30,300	216,001
Pico Far East Holdings Ltd.	1,110,000	413,131
Proto Corp.	13,100	182,203
RKB Mainichi Broadcasting Corp.	2,800	150,379
Saga Communications, Inc. Class A	25,449	860,685
Sky Network Television Ltd.	376,985	492,481
STW Group Ltd.	264,398	105,705
Tegna, Inc.	70,781	830,969
TOW Co. Ltd.	118,100	771,973
TVA Group, Inc. Class B (non-vtg.) (a)	180,590	276,255
WOWOW INC.	11,800	306,903
		19,304,304

TOTAL COMMUNICATION SERVICES		81,936,154

CONSUMER DISCRETIONARY - 20.1%
Auto Components - 0.9%
ASTI Corp.	11,600	179,338
ElringKlinger AG (b)	45,007	395,635
G-Tekt Corp.	10,000	146,798
Gentex Corp.	162,512	3,442,004
GUD Holdings Ltd.	20,866	170,483
Hi-Lex Corp.	88,100	1,679,905
Lear Corp.	1,221	187,949
Linamar Corp.	12,367	479,451
Murakami Corp.	53,100	1,225,553
Nippon Seiki Co. Ltd.	170,200	3,153,212
Piolax, Inc.	127,200	2,593,630
S&T Holdings Co. Ltd.	53,202	624,117
Samsung Climate Control Co. Ltd.	28,201	241,593
SJM Co. Ltd.	50	145
Strattec Security Corp.	23,758	819,651
Sungwoo Hitech Co. Ltd.	149,030	551,278
TBK Co. Ltd.	47,200	173,330
Yachiyo Industry Co. Ltd.	57,800	381,000
Yutaka Giken Co. Ltd.	62,900	1,150,881
		17,595,953
Automobiles - 0.0%
Kabe Husvagnar AB (B Shares)	17,825	269,886
Distributors - 0.1%
Arata Corp.	5,800	232,426
Central Automotive Products Ltd.	3,700	52,583
Chori Co. Ltd.	21,900	318,673
Nakayamafuku Co. Ltd.	41,400	199,161
PALTAC Corp.	4,100	196,484
SPK Corp.	16,400	346,745
Uni-Select, Inc.	84,508	1,242,585
		2,588,657
Diversified Consumer Services - 0.1%
Clip Corp.	14,000	103,851
Cross-Harbour Holdings Ltd.	147,000	207,737
Estacio Participacoes SA	24,500	208,914
ServiceMaster Global Holdings, Inc. (a)	8	312
Shingakukai Holdings Co. Ltd.	5,400	29,349
Step Co. Ltd.	54,900	633,045
		1,183,208
Hotels, Restaurants & Leisure - 0.3%
Ark Restaurants Corp.	6,886	127,391
Bluegreen Vacations Corp.	13,950	186,930
Flanigans Enterprises, Inc.	5,742	133,502
Greggs PLC	10,527	214,012
Hiday Hidaka Corp.	89,720	1,760,217
Ibersol SGPS SA	58,852	567,188
Koshidaka Holdings Co. Ltd.	17,700	252,521
Kura Corp. Ltd.	600	30,957
Sportscene Group, Inc. Class A	16,925	167,324
Texas Roadhouse, Inc. Class A	6,989	425,211
The Monogatari Corp.	3,300	285,692
The Restaurant Group PLC	1,007,845	1,970,937
Wyndham Destinations, Inc.	7,616	320,938
		6,442,820
Household Durables - 3.6%
Abbey PLC	97,083	1,500,136
Barratt Developments PLC	4,658,105	32,906,147
Bellway PLC	252,432	9,393,018
D.R. Horton, Inc.	184,433	7,091,449
Dorel Industries, Inc. Class B (sub. vtg.)	110,646	1,375,128
Emak SpA	282,964	424,284
First Juken Co. Ltd.	71,600	746,730
Flexsteel Industries, Inc.	1,653	41,275
Gree Electric Appliances, Inc. of Zhuhai Class A (a)	72,000	448,603
Hamilton Beach Brands Holding Co.:
Class A	10,765	281,397
Class B (a)	3,511	91,778
Helen of Troy Ltd. (a)	79,847	9,265,446
Henry Boot PLC	190,192	648,585
Iida Group Holdings Co. Ltd.	9,700	176,412
M/I Homes, Inc. (a)	10,988	291,072
Meritage Homes Corp. (a)	41,423	1,867,349
P&F Industries, Inc. Class A	19,575	151,119
PulteGroup, Inc.	5,501	152,983
Q.E.P. Co., Inc.	1,585	38,024
Sanei Architecture Planning Co. Ltd.	61,700	934,634
Taylor Morrison Home Corp. (a)	12,718	240,370
Token Corp.	40,200	2,365,683
Toll Brothers, Inc.	6,555	242,142
Tupperware Brands Corp.	1,744	47,559
		70,721,323
Internet & Direct Marketing Retail - 0.2%
Aucnet, Inc.	10,800	86,658
Belluna Co. Ltd.	426,200	4,018,429
Liberty Interactive Corp. QVC Group Series A (a)	3,932	85,521
Moneysupermarket.com Group PLC	36,214	143,920
		4,334,528
Leisure Products - 0.1%
Brunswick Corp.	6,786	341,472
Mars Group Holdings Corp.	30,600	599,780
Miroku Corp.	9,100	148,791
Vista Outdoor, Inc. (a)	8,461	84,441
		1,174,484
Multiline Retail - 2.3%
Big Lots, Inc.	76,895	2,425,268
Lifestyle China Group Ltd. (a)	1,175,000	418,409
Lifestyle International Holdings Ltd.	1,427,000	2,154,502
Macy's, Inc.	3,279	86,238
Next PLC	644,064	40,945,243
Watts Co. Ltd.	16,800	109,352
		46,139,012
Specialty Retail - 11.1%
Aaron's, Inc. Class A	3,487	174,559
Abercrombie & Fitch Co. Class A	83,338	1,805,934
AT-Group Co. Ltd.	70,600	1,523,158
AutoNation, Inc. (a)	4,685	181,544
AutoZone, Inc. (a)	45,657	38,687,002
Bed Bath & Beyond, Inc. (b)	740,008	11,166,721
Best Buy Co., Inc.	798,813	47,321,682
BMTC Group, Inc.	209,252	2,372,887
Bonia Corp. Bhd (a)	200	12
Buffalo Co. Ltd.	4,900	40,037
Burlington Stores, Inc. (a)	2,264	388,751
Cars.com, Inc. (a)	25,811	704,898
Cash Converters International Ltd. (a)	1,417,490	252,442
Delek Automotive Systems Ltd.	47,555	214,533
DSW, Inc. Class A	7,000	190,750
Dunelm Group PLC	51,458	487,632
GameStop Corp. Class A	214,662	2,434,267
Genesco, Inc. (a)	23,906	1,080,073
GNC Holdings, Inc. Class A (a)	60,409	184,247
Goldlion Holdings Ltd.	1,415,000	587,414
Guess?, Inc.	313,773	6,121,711
Hour Glass Ltd.	526,300	244,345
IA Group Corp.	6,000	183,704
JB Hi-Fi Ltd. (b)	16,489	268,124
John David Group PLC	509,825	3,094,681
Jumbo SA	512,630	8,378,880
K's Holdings Corp.	308,900	3,068,440
Ku Holdings Co. Ltd.	58,100	416,581
Leon's Furniture Ltd.	15,911	174,374
Mr. Bricolage SA	44,071	322,839
Murphy U.S.A., Inc. (a)	3,918	288,169
Nafco Co. Ltd.	99,200	1,509,971
Ross Stores, Inc.	685,742	63,170,553
Sally Beauty Holdings, Inc. (a)	192,072	3,307,480
Second Chance Properties Ltd. warrants 1/23/20 (a)	100	0
Sonic Automotive, Inc. Class A (sub. vtg.)	40,139	614,127
The Buckle, Inc.	230,595	4,005,435
The Children's Place Retail Stores, Inc.	2,280	220,613
Urban Outfitters, Inc. (a)	120,062	3,878,003
USS Co. Ltd.	332,300	5,808,577
Vitamin Shoppe, Inc. (a)	56,310	260,152
Williams-Sonoma, Inc.	41,755	2,272,725
		217,408,027
Textiles, Apparel & Luxury Goods - 1.4%
Best Pacific International Holdings Ltd.	320,000	77,188
Capri Holdings Ltd. (a)	6,184	262,696
CRG, Inc. BHD (c)	200	4
Deckers Outdoor Corp. (a)	2,380	305,711
Embry Holdings Ltd.	110,000	32,551
Ff Group (a)(c)	254,962	1,120,625
Fossil Group, Inc. (a)	224,113	3,800,956
Gildan Activewear, Inc.	439,860	14,886,848
Handsome Co. Ltd.	87,081	2,896,359
JLM Couture, Inc. (a)	8,218	82,180
Makalot Industrial Co. Ltd.	38,000	238,478
McRae Industries, Inc.	1,496	37,250
Steven Madden Ltd.	13,073	426,833
Sun Hing Vision Group Holdings Ltd.	1,014,000	360,722
Ted Baker PLC	6,181	151,033
Texwinca Holdings Ltd.	3,156,000	1,206,912
Victory City International Holdings Ltd.	6,332,407	85,546
Youngone Corp.	30,054	937,474
Youngone Holdings Co. Ltd.	19	1,052
Yue Yuen Industrial (Holdings) Ltd.	195,000	665,110
		27,575,528

TOTAL CONSUMER DISCRETIONARY		395,433,426

CONSUMER STAPLES - 8.2%
Beverages - 1.7%
A.G. Barr PLC	187,234	1,851,644
Baron de Ley SA (a)	7,210	899,530
Britvic PLC	411,071	4,747,310
C&C Group PLC	93,603	353,555
Jinro Distillers Co. Ltd.	2,262	59,172
Monster Beverage Corp. (a)	432,793	24,773,071
Olvi PLC (A Shares)	6,438	243,912
Spritzer Bhd	288,800	145,246
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	168,255	325,483
		33,398,923
Food & Staples Retailing - 4.7%
Amsterdam Commodities NV	9,193	203,922
Aoki Super Co. Ltd.	6,900	171,035
Belc Co. Ltd.	106,400	4,639,890
Casey's General Stores, Inc.	1,385	178,222
Cosmos Pharmaceutical Corp.	62,200	11,888,951
Create SD Holdings Co. Ltd.	274,400	6,887,396
Daikokutenbussan Co. Ltd.	34,435	1,294,573
Dong Suh Companies, Inc.	63,125	1,089,507
Genky DrugStores Co. Ltd.	47,300	1,129,468
Halows Co. Ltd.	84,400	1,628,724
Kirindo Holdings Co. Ltd.	8,700	110,303
Kroger Co.	3,073	87,058
Kusuri No Aoki Holdings Co. Ltd.	32,900	2,177,728
Majestic Wine PLC	59,680	214,086
McColl's Retail Group PLC	94,727	71,565
Medical System Network Co. Ltd.	3,400	12,642
Metro, Inc. Class A (sub. vtg.)	1,260,941	45,842,803
North West Co., Inc.	6,753	160,197
Performance Food Group Co. (a)	12,504	427,137
Qol Holdings Co. Ltd.	119,500	1,863,948
Sundrug Co. Ltd.	195,700	6,243,356
Thai President Foods PCL	32,980	164,689
Total Produce PLC	575,415	1,119,654
United Natural Foods, Inc. (a)	38,768	507,861
Valor Holdings Co. Ltd.	16,400	397,334
Walgreens Boots Alliance, Inc.	2,366	170,967
Walmart, Inc.	2,017	193,289
Welbilt, Inc. (a)	9,300	130,386
Yaoko Co. Ltd.	54,800	2,867,661
		91,874,352
Food Products - 1.6%
Carr's Group PLC	114,146	247,402
Cranswick PLC	29,162	1,103,098
Dean Foods Co.	11,668	48,656
Devro PLC	76,142	155,394
Food Empire Holdings Ltd.	2,518,600	1,000,929
Fresh Del Monte Produce, Inc.	267,476	8,553,882
Hilton Food Group PLC	33,803	411,438
Inghams Group Ltd.	101,314	338,768
Ingredion, Inc.	26,347	2,608,353
Japan Meat Co. Ltd.	10,000	154,785
Kaveri Seed Co. Ltd.	4,501	38,102
Mitsui Sugar Co. Ltd.	22,600	612,280
Nam Yang Dairy Products	631	358,487
Origin Enterprises PLC	476,347	3,124,149
Pacific Andes International Holdings Ltd. (a)(c)	3,118,000	29,006
Pickles Corp.	6,500	117,021
Rocky Mountain Chocolate Factory, Inc.	26,429	227,289
S Foods, Inc.	25,400	915,263
Seaboard Corp.	2,505	9,679,746
Select Harvests Ltd.	199,150	870,020
		30,594,068
Household Products - 0.0%
Central Garden & Pet Co. Class A (non-vtg.) (a)	5,295	188,608
Personal Products - 0.1%
Grape King Bio Ltd.	89,000	605,738
Hengan International Group Co. Ltd.	31,000	242,511
Natural Alternatives International, Inc. (a)	7,820	87,271
Sarantis SA	204,692	1,733,749
		2,669,269
Tobacco - 0.1%
Karelia Tobacco Co., Inc.	83	23,750
Scandinavian Tobacco Group A/S (d)	111,206	1,438,156
		1,461,906

TOTAL CONSUMER STAPLES		160,187,126

ENERGY - 5.7%
Energy Equipment & Services - 1.2%
AKITA Drilling Ltd. Class A (non-vtg.)	86,062	221,386
Bristow Group, Inc. (a)(b)	167,577	551,328
Carbo Ceramics, Inc. (a)	62,581	252,201
Cathedral Energy Services Ltd. (a)(b)	67,998	36,743
Diamond Offshore Drilling, Inc. (a)(b)	297,914	3,256,200
Divestco, Inc. (a)	148,216	5,076
Dril-Quip, Inc. (a)	12,624	472,643
Ensco PLC Class A (b)	731,649	3,219,256
Fugro NV (Certificaten Van Aandelen) (a)(b)	11,570	127,583
Geospace Technologies Corp. (a)	68,271	1,026,113
Gulf Island Fabrication, Inc. (a)	3,355	31,839
John Wood Group PLC	35,657	253,107
KLX Energy Services Holdings, Inc. (a)	6,360	165,742
Liberty Oilfield Services, Inc. Class A	107,197	1,630,466
Oceaneering International, Inc. (a)	25,276	396,580
Oil States International, Inc. (a)	148,676	2,560,201
PHX Energy Services Corp. (a)	83,201	162,736
Shinko Plantech Co. Ltd.	75,900	803,422
Smart Sand, Inc. (a)	23,314	59,218
Tidewater, Inc. warrants 11/14/24 (a)	2,256	857
Total Energy Services, Inc.	106,674	787,502
Transocean Ltd. (United States) (a)(b)	228,232	1,955,948
Unit Corp. (a)	347,399	5,544,488
		23,520,635
Oil, Gas & Consumable Fuels - 4.5%
Adams Resources & Energy, Inc.	7,768	307,846
Beach Energy Ltd.	1,017,683	1,331,557
Berry Petroleum Corp.	50,740	598,225
Bonavista Energy Corp.	14,243	13,225
Chevron Corp.	15,930	1,826,375
China Petroleum & Chemical Corp.:
(H Shares)	154,000	128,774
sponsored ADR (H Shares)	6,202	517,557
CNX Resources Corp. (a)	17,791	215,983
ConocoPhillips Co.	56,277	3,809,390
CONSOL Energy, Inc. (a)	9,185	326,343
Contango Oil & Gas Co. (a)	167,625	633,623
Delek U.S. Holdings, Inc.	3,609	117,329
Denbury Resources, Inc. (a)	431,446	875,835
Eni SpA	469,791	7,965,701
Fuji Kosan Co. Ltd.	32,500	187,973
Great Eastern Shipping Co. Ltd.	294,552	1,256,703
Hankook Shell Oil Co. Ltd.	2,900	862,886
HollyFrontier Corp.	3,190	179,725
Kyungdong Invest Co. Ltd.	4,756	188,756
Marathon Oil Corp.	234,856	3,708,376
Marathon Petroleum Corp.	126,192	8,361,482
Murphy Oil Corp.	696,290	19,043,532
NACCO Industries, Inc. Class A	11,365	387,319
Newfield Exploration Co. (a)	30,787	562,786
Oil & Natural Gas Corp. Ltd.	2,516,300	5,008,841
QEP Resources, Inc. (a)	115,064	951,579
Reliance Industries Ltd.	9,000	155,642
Southwestern Energy Co. (a)	2,980,574	13,025,108
Star Petroleum Refining PCL	450,000	157,010
Thai Oil PCL (For. Reg.)	31,500	72,599
Total SA sponsored ADR	116,937	6,399,962
Whitecap Resources, Inc.	27,564	92,932
Whiting Petroleum Corp. (a)	201,059	5,756,319
World Fuel Services Corp.	98,180	2,443,700
WPX Energy, Inc. (a)	63,285	775,874
		88,246,867

TOTAL ENERGY		111,767,502

FINANCIALS - 13.2%
Banks - 1.0%
ACNB Corp.	5,646	205,514
American National Bankshares, Inc.	2,642	86,341
Associated Banc-Corp.	10,424	225,680
BancFirst Corp.	3,969	213,056
Bank Ireland Group PLC	723,599	4,339,933
Bank of America Corp.	7,503	213,610
Camden National Corp.	3,425	138,781
Cathay General Bancorp	40,381	1,498,943
Central Pacific Financial Corp.	5,500	157,465
Codorus Valley Bancorp, Inc.	42,776	945,350
Cullen/Frost Bankers, Inc.	4,186	407,214
Dah Sing Banking Group Ltd.	104,000	203,485
Dimeco, Inc.	1,950	82,875
East West Bancorp, Inc.	1,556	78,298
First Bancorp, Puerto Rico	116,096	1,236,422
First Citizens Bancshares, Inc.	531	216,398
First Hawaiian, Inc.	28,235	726,487
Hanmi Financial Corp.	19,080	418,424
Hope Bancorp, Inc.	78,821	1,127,929
Huntington Bancshares, Inc.	5,084	67,312
KeyCorp	8,793	144,821
LCNB Corp.	6,890	113,685
Meridian Bank/Malvern, PA (a)	9,093	157,218
NIBC Holding NV (d)	15,900	158,151
OFG Bancorp	25,906	502,058
Peoples Bancorp, Inc.	3,200	102,400
PNC Financial Services Group, Inc.	1,629	199,829
Popular, Inc.	2,081	113,643
Regions Financial Corp.	12,117	183,815
Signature Bank	845	107,577
SpareBank 1 SR-Bank ASA (primary capital certificate)	79,547	860,177
Sparebanken More (primary capital certificate)	13,469	456,741
Sparebanken Nord-Norge	149,318	1,168,490
Umpqua Holdings Corp.	5,087	89,938
Van Lanschot NV (Bearer)	64,092	1,503,874
Wells Fargo & Co.	11,841	579,143
		19,031,077
Capital Markets - 0.9%
AllianceBernstein Holding LP	42,122	1,284,300
Ameriprise Financial, Inc.	816	103,306
Ares Capital Corp.	12,698	206,977
Banca Generali SpA	8,882	209,427
Close Brothers Group PLC	7,389	143,917
Franklin Resources, Inc.	83,781	2,480,755
GAMCO Investors, Inc. Class A	8,060	160,797
Hamilton Lane, Inc. Class A	4,834	175,329
Lazard Ltd. Class A	51,987	2,068,563
OM Asset Management Ltd.	12,170	150,543
State Street Corp.	117,495	8,330,396
Tullett Prebon PLC	43,605	180,156
Waddell & Reed Financial, Inc. Class A (b)	158,235	2,708,983
		18,203,449
Consumer Finance - 2.0%
Aeon Credit Service (Asia) Co. Ltd.	822,000	744,271
American Express Co.	2,229	228,918
Discover Financial Services	72,080	4,864,679
H&T Group PLC	31,489	124,729
Navient Corp.	85,871	978,929
Nicholas Financial, Inc. (a)	21,823	229,578
Santander Consumer U.S.A. Holdings, Inc.	649,270	12,375,086
Synchrony Financial	679,398	20,409,116
		39,955,306
Diversified Financial Services - 0.3%
AXA Equitable Holdings, Inc.	221,587	4,108,223
Far East Horizon Ltd.	152,000	157,126
Ricoh Leasing Co. Ltd.	49,400	1,510,232
		5,775,581
Insurance - 8.0%
AEGON NV	2,783,040	14,337,509
AFLAC, Inc.	39,839	1,900,320
Allstate Corp.	2,387	209,746
Amerisafe, Inc.	2,122	126,068
April	113,774	2,747,763
ASR Nederland NV	35,890	1,514,198
Assurant, Inc.	75,925	7,318,411
Aub Group Ltd.	14,842	127,738
Axis Capital Holdings Ltd.	105,571	5,653,327
Employers Holdings, Inc.	5,468	231,679
FBD Holdings PLC	7,443	70,710
First American Financial Corp.	7,323	366,736
FNF Group	3,086	111,590
Great-West Lifeco, Inc.	6,255	134,245
Hartford Financial Services Group, Inc.	109,600	5,142,432
Hiscox Ltd.	10,761	200,138
Hyundai Fire & Marine Insurance Co. Ltd.	5,787	194,299
Lincoln National Corp.	288,527	16,875,944
MetLife, Inc.	944,571	43,138,558
National Western Life Group, Inc.	8,520	2,584,116
NN Group NV	76,102	3,215,966
Primerica, Inc.	4,413	495,889
Principal Financial Group, Inc.	4,017	201,131
RenaissanceRe Holdings Ltd.	92,644	12,787,651
Sony Financial Holdings, Inc.	157,700	2,986,781
The Travelers Companies, Inc.	1,688	211,912
Torchmark Corp.	5,302	444,096
Universal Insurance Holdings, Inc.	2,636	99,430
Unum Group	972,712	33,811,469
		157,239,852
Mortgage Real Estate Investment Trusts - 0.5%
Annaly Capital Management, Inc.	946,564	9,882,128
MFA Financial, Inc.	11,500	84,295
Redwood Trust, Inc.	31,031	500,530
		10,466,953
Thrifts & Mortgage Finance - 0.5%
ASAX Co. Ltd.	23,900	121,996
Genworth MI Canada, Inc.	233,350	7,940,240
Genworth Mortgage Insurance Ltd.	398,410	642,921
WSFS Financial Corp.	2,326	98,087
		8,803,244

TOTAL FINANCIALS		259,475,462

HEALTH CARE - 13.0%
Biotechnology - 1.9%
Amgen, Inc.	184,266	34,478,011
Celgene Corp. (a)	27,437	2,427,077
Cell Biotech Co. Ltd.	3,100	78,863
Essex Bio-Technology Ltd.	91,900	60,381
Gilead Sciences, Inc.	12,341	863,993
United Therapeutics Corp. (a)	751	86,613
		37,994,938
Health Care Equipment & Supplies - 0.4%
Apex Biotechnology Corp.	71,000	72,238
Arts Optical International Holdings Ltd.	1,363,400	326,851
Boston Scientific Corp. (a)	13,921	531,086
Hoshiiryou Sanki Co. Ltd.	14,800	554,363
LivaNova PLC (a)	2,980	275,114
Nakanishi, Inc.	32,500	558,549
Pacific Hospital Supply Co. Ltd.	67,000	165,879
Prim SA	73,507	938,118
ResMed, Inc.	4,640	441,589
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	44,000	36,866
St.Shine Optical Co. Ltd.	6,000	112,606
Techno Medica Co. Ltd.	1,900	35,340
Utah Medical Products, Inc.	16,970	1,594,162
Varex Imaging Corp. (a)	5,621	160,142
Vieworks Co. Ltd.	300	9,237
Zimmer Biomet Holdings, Inc.	10,972	1,202,092
		7,014,232
Health Care Providers & Services - 10.0%
Anthem, Inc.	119,855	36,316,065
CVS Health Corp.	196,844	12,903,124
DVx, Inc.	35,800	358,904
Humana, Inc.	564	174,270
Laboratory Corp. of America Holdings (a)	11,675	1,626,911
Medica Sur SA de CV	17,125	27,780
MEDNAX, Inc. (a)	37,392	1,350,225
Premier, Inc. (a)	11,976	476,525
Quest Diagnostics, Inc.	1,720	150,242
Ship Healthcare Holdings, Inc.	4,800	180,895
Tokai Corp.	19,600	509,231
Triple-S Management Corp. (a)	92,460	1,863,994
United Drug PLC (United Kingdom)	135,362	1,029,737
UnitedHealth Group, Inc.	486,000	131,317,193
Universal Health Services, Inc. Class B	51,440	6,817,343
WIN-Partners Co. Ltd.	128,400	1,182,329
		196,284,768
Health Care Technology - 0.0%
ND Software Co. Ltd.	62,800	756,425
Pharmaceuticals - 0.7%
Akorn, Inc. (a)	5,424	20,394
Bliss Gvs Pharma Ltd. (a)	231,398	509,363
Daewoong Co. Ltd.	21,038	346,085
Daito Pharmaceutical Co. Ltd.	9,400	241,634
Dawnrays Pharmaceutical Holdings Ltd.	2,305,200	459,119
DongKook Pharmaceutical Co. Ltd.	796	40,357
FDC Ltd. (a)	174,610	405,274
Fuji Pharma Co. Ltd.	41,700	681,441
Genomma Lab Internacional SA de CV (a)	341,021	236,475
Indivior PLC (a)	853,749	1,270,387
Jazz Pharmaceuticals PLC (a)	1,149	144,648
Korea United Pharm, Inc.	14,404	302,989
Kyung Dong Pharmaceutical Co. Ltd.	57,704	552,437
Lee's Pharmaceutical Holdings Ltd.	513,500	417,375
Novo Nordisk A/S Series B sponsored ADR	69,377	3,262,107
Phibro Animal Health Corp. Class A	9,735	303,927
Recordati SpA	103,205	3,737,584
Taro Pharmaceutical Industries Ltd.	1,852	176,199
Vivimed Labs Ltd. (a)	17,923	6,314
Whanin Pharmaceutical Co. Ltd.	652	11,341
		13,125,450

TOTAL HEALTH CARE		255,175,813

INDUSTRIALS - 6.4%
Aerospace & Defense - 0.0%
Astronics Corp. (a)	5,245	160,864
Austal Ltd.	90,992	132,284
United Technologies Corp.	4,774	563,666
Vectrus, Inc. (a)	2,700	68,013
		924,827
Air Freight & Logistics - 0.0%
Air T, Inc. (a)	2,047	59,404
Airlines - 0.1%
Air New Zealand Ltd.	71,973	139,791
American Airlines Group, Inc.	16,193	579,224
JetBlue Airways Corp. (a)	21,069	379,031
		1,098,046
Building Products - 0.1%
Builders FirstSource, Inc. (a)	14,400	190,368
Continental Building Products, Inc. (a)	10,300	271,302
COVIA Corp. (a)(b)	7,623	35,676
Gibraltar Industries, Inc. (a)	6,438	229,515
Jeld-Wen Holding, Inc. (a)	45,733	815,877
Kondotec, Inc.	106,100	911,725
Owens Corning	2,500	130,975
		2,585,438
Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	2,814	96,211
Aeon Delight Co. Ltd.	7,000	259,307
AJIS Co. Ltd.	45,800	1,326,592
Asia File Corp. Bhd	252,700	162,873
Calian Technologies Ltd.	35,663	828,097
Civeo Corp. (a)	697,003	1,763,418
Lion Rock Group Ltd.	1,168,000	208,605
Mears Group PLC	50,588	209,006
Mitie Group PLC	852,662	1,312,945
NICE Total Cash Management Co., Ltd.	61,611	505,104
Stericycle, Inc. (a)	2,720	119,898
VICOM Ltd.	130,300	589,457
VSE Corp.	44,956	1,466,914
		8,848,427
Construction & Engineering - 1.1%
AECOM (a)	424,234	12,985,803
Arcadis NV	135,738	1,758,740
Boustead Projs. Pte Ltd.	115,400	77,579
Boustead Singapore Ltd.	245,700	144,186
Daiichi Kensetsu Corp.	88,200	1,268,849
EMCOR Group, Inc.	9,562	623,729
Fluor Corp.	9,992	365,407
Geumhwa PSC Co. Ltd.	21,639	598,149
Kyeryong Construction Industrial Co. Ltd. (a)	27,197	629,543
Meisei Industrial Co. Ltd.	71,200	460,177
Mirait Holdings Corp.	26,200	377,877
Nippon Rietec Co. Ltd.	59,900	805,082
Severfield PLC	178,075	166,297
Shinnihon Corp.	101,500	933,698
Toshiba Plant Systems & Services Corp.	9,900	185,776
United Integrated Services Co.	243,200	752,111
		22,133,003
Electrical Equipment - 0.5%
Aichi Electric Co. Ltd.	21,300	566,110
Aros Quality Group AB	46,774	776,435
AZZ, Inc.	38,198	1,709,361
Bharat Heavy Electricals Ltd.	1,345,030	1,226,373
Chiyoda Integre Co. Ltd.	21,200	370,964
Eaton Corp. PLC	2,879	219,524
Generac Holdings, Inc. (a)	9,121	482,775
Hammond Power Solutions, Inc. Class A	25,210	115,310
I-Sheng Electric Wire & Cable Co. Ltd.	738,000	974,534
Korea Electric Terminal Co. Ltd.	43,576	1,653,054
Regal Beloit Corp.	2,776	213,086
Servotronics, Inc.	7,341	83,751
TKH Group NV (depositary receipt)	12,937	624,292
		9,015,569
Industrial Conglomerates - 0.8%
DCC PLC (United Kingdom)	154,328	12,600,434
General Electric Co.	68,800	699,008
ITT, Inc.	5,526	290,447
Lifco AB	29,943	1,197,938
Mytilineos Holdings SA	56,097	527,795
Reunert Ltd.	109,580	582,444
		15,898,066
Machinery - 1.4%
Aalberts Industries NV	428,817	15,014,304
Allison Transmission Holdings, Inc.	18,231	887,303
ASL Marine Holdings Ltd. (a)	2,913,700	151,507
Cummins, Inc.	1,483	218,164
Daiwa Industries Ltd.	12,000	120,523
Global Brass & Copper Holdings, Inc.	5,965	180,382
Haitian International Holdings Ltd.	547,000	1,260,049
Hurco Companies, Inc.	3,481	133,496
Hyster-Yale Materials Handling Class A	33,821	2,353,603
Ihara Science Corp.	63,300	871,701
Jaya Holdings Ltd. (a)(c)	47,300	1,019
Kyowakogyosyo Co. Ltd.	2,800	114,005
Luxfer Holdings PLC sponsored	13,102	260,861
Maruzen Co. Ltd.	81,700	1,790,387
Miller Industries, Inc.	5,578	167,619
Mincon Group PLC	130,454	186,647
Nadex Co. Ltd.	40,900	354,085
Nitchitsu Co. Ltd.	2,800	48,327
Rexnord Corp. (a)	6,742	176,303
Semperit AG Holding (a)	24,534	393,143
SIMPAC, Inc.	80,000	207,474
Takamatsu Machinery Co. Ltd.	20,900	141,796
The Weir Group PLC	6,580	129,886
Tocalo Co. Ltd.	158,500	1,345,995
Trinity Industrial Corp.	51,400	268,974
WABCO Holdings, Inc. (a)	6,700	765,341
		27,542,894
Marine - 0.0%
SITC International Holdings Co. Ltd.	290,000	266,265
Tokyo Kisen Co. Ltd.	42,500	289,121
		555,386
Professional Services - 0.2%
Asiakastieto Group Oyj (d)	4,995	129,782
Boardroom Ltd.	131,800	64,128
Kelly Services, Inc. Class A (non-vtg.)	6,001	134,422
McMillan Shakespeare Ltd.	109,905	1,226,311
Nielsen Holdings PLC	44,548	1,143,993
Robert Half International, Inc.	3,000	193,290
SHL-JAPAN Ltd.	6,600	104,643
Sporton International, Inc.	30,000	162,656
Synergie SA	8,272	255,640
TrueBlue, Inc. (a)	8,225	200,608
		3,615,473
Road & Rail - 0.7%
Alps Logistics Co. Ltd.	146,100	1,055,595
Chilled & Frozen Logistics Holdings Co. Ltd.	61,300	648,314
CSX Corp.	5,431	356,817
Daqin Railway Co. Ltd. (A Shares)	1,942,807	2,478,958
Hamakyorex Co. Ltd.	82,200	2,935,580
Higashi Twenty One Co. Ltd.	12,900	56,846
Norfolk Southern Corp.	3,037	509,426
Ryder System, Inc.	2,200	127,402
Sakai Moving Service Co. Ltd.	69,700	3,800,946
Trancom Co. Ltd.	43,600	2,673,840
		14,643,724
Trading Companies & Distributors - 0.9%
AddTech AB (B Shares)	69,806	1,374,773
AerCap Holdings NV (a)	14,997	708,758
Alconix Corp.	118,354	1,222,385
Goodfellow, Inc. (a)	39,543	171,841
HD Supply Holdings, Inc. (a)	36,996	1,551,612
HERIGE	3,979	105,661
Houston Wire & Cable Co. (a)	3,979	24,948
Itochu Corp.	259,200	4,739,011
KS Energy Services Ltd. (a)	674,500	13,027
Lumax International Corp. Ltd.	29,000	62,436
Meiwa Corp.	87,600	340,186
Mitani Shoji Co. Ltd.	47,000	2,342,988
MRC Global, Inc. (a)	60,715	948,368
Otec Corp.	6,400	118,276
Parker Corp.	114,000	474,106
Richelieu Hardware Ltd.	45,358	811,573
Senshu Electric Co. Ltd.	45,800	1,059,171
Strongco Corp. (a)	43,337	54,421
Tanaka Co. Ltd.	1,800	9,006
TECHNO ASSOCIE Co. Ltd.	16,600	164,133
Totech Corp.	58,200	1,171,748
		17,468,428
Transportation Infrastructure - 0.1%
Anhui Expressway Co. Ltd. (H Shares)	620,000	395,814
Isewan Terminal Service Co. Ltd.	83,400	558,935
James Fisher and Sons PLC	5,561	141,208
Meiko Transportation Co. Ltd.	53,400	551,036
Qingdao Port International Co. Ltd. (a)(d)	725,000	451,638
Sinwa Ltd.	1,239,700	248,640
		2,347,271

TOTAL INDUSTRIALS		126,735,956

INFORMATION TECHNOLOGY - 14.0%
Communications Equipment - 0.1%
F5 Networks, Inc. (a)	1,163	187,185
InterDigital, Inc.	10,035	730,648
Juniper Networks, Inc.	5,500	142,670
		1,060,503
Electronic Equipment & Components - 4.4%
A&D Co. Ltd.	38,700	243,729
AVX Corp.	9,007	159,874
Cardtronics PLC (a)	6,200	167,834
Casa Systems, Inc. (a)	5,305	61,750
CDW Corp.	11,378	947,446
CTS Corp.	13,485	382,569
Daido Signal Co. Ltd.	3,900	18,368
Dynapack International Technology Corp.	189,000	291,993
Elec & Eltek International Co. Ltd.	87,100	124,553
Elematec Corp.	76,200	1,254,318
ePlus, Inc. (a)	7,619	603,577
Excel Co. Ltd.	38,100	670,532
Fabrinet	5,200	295,568
Hi-P International Ltd.	769,500	528,738
Hon Hai Precision Industry Co. Ltd. (Foxconn)	10,773,000	24,979,541
IDIS Holdings Co. Ltd.	48,087	579,242
Image Sensing Systems, Inc. (a)	3,277	16,942
Insight Enterprises, Inc. (a)	19,858	911,879
Jabil, Inc.	7,406	197,370
Keysight Technologies, Inc. (a)	64,735	4,791,685
Kingboard Chemical Holdings Ltd.	4,622,000	16,263,644
Kingboard Laminates Holdings Ltd.	240,500	248,916
Muramoto Electronic Thailand PCL (For. Reg.)	79,300	543,220
Nippo Ltd.	44,800	156,702
PAX Global Technology Ltd.	262,000	114,902
Philips Lighting NV (d)	5,214	129,325
Pinnacle Technology Holdings Ltd.	445,900	588,314
Plexus Corp. (a)	8,818	494,866
Redington India Ltd.	326,661	337,893
Sanmina Corp. (a)	1,445	45,113
ScanSource, Inc. (a)	94,055	3,603,247
Shibaura Electronics Co. Ltd.	32,000	1,101,675
Sigmatron International, Inc. (a)	10,547	28,055
Simplo Technology Co. Ltd.	372,000	2,732,332
SYNNEX Corp.	176,149	17,044,177
Tomen Devices Corp.	34,800	736,095
Tripod Technology Corp.	84,000	226,071
TTM Technologies, Inc. (a)	55,882	641,525
UKC Holdings Corp.	64,800	1,141,027
VST Holdings Ltd.	6,074,800	2,943,548
Wayside Technology Group, Inc.	18,931	198,776
Wireless Telecom Group, Inc. (a)	13,720	23,598
		86,570,529
IT Services - 3.5%
ALTEN	38,608	3,696,553
Amdocs Ltd.	400,289	22,368,149
Argo Graphics, Inc.	25,400	905,935
CACI International, Inc. Class A (a)	3,827	639,798
Carbonite, Inc. (a)	18,838	539,520
Computer Services, Inc.	16,620	930,720
CSE Global Ltd.	2,079,700	664,293
Data#3 Ltd.	170,415	198,199
Dimerco Data System Corp.	30,000	35,177
E-Credible Co. Ltd.	7,775	112,177
eClerx Services Ltd. (a)	101,259	1,533,084
EOH Holdings Ltd. (a)	412,174	829,087
Estore Corp.	9,200	63,684
ExlService Holdings, Inc. (a)	10,659	612,893
Gabia, Inc.	58,606	345,600
Indra Sistemas SA (a)	813,800	8,364,650
Know IT AB	89,763	1,622,973
Leidos Holdings, Inc.	35,640	2,067,120
Maximus, Inc.	16,200	1,136,106
Net 1 UEPS Technologies, Inc. (a)	27,995	79,786
NIC, Inc.	21,276	348,926
Nice Information & Telecom, Inc.	4,280	75,410
Sabre Corp.	4,234	97,297
Science Applications International Corp.	22,833	1,533,008
Societe Pour L'Informatique Industrielle SA	84,700	2,055,290
Softcreate Co. Ltd.	38,900	473,193
The Western Union Co.	917,896	16,751,602
Total System Services, Inc.	7,518	673,688
TravelSky Technology Ltd. (H Shares)	66,300	180,085
WNS Holdings Ltd. sponsored ADR (a)	4,410	215,164
		69,149,167
Semiconductors & Semiconductor Equipment - 0.6%
Amkor Technology, Inc. (a)	11,478	91,824
Axell Corp.	26,300	126,037
Boe Varitronix Ltd.	324,000	84,236
Cirrus Logic, Inc. (a)	5,505	204,511
Entegris, Inc.	17,053	563,602
Integrated Device Technology, Inc. (a)	11,475	560,554
Leeno Industrial, Inc.	34,562	1,553,446
Melexis NV (b)	67,080	4,729,634
Miraial Co. Ltd.	8,500	88,960
Nanometrics, Inc. (a)	16,837	515,044
Phison Electronics Corp.	112,000	929,553
Powertech Technology, Inc.	591,000	1,387,907
Semtech Corp. (a)	3,076	149,371
Trio-Tech International (a)	11,864	36,659
United Microelectronics Corp.	240,000	91,692
		11,113,030
Software - 2.1%
AdaptIT Holdings Ltd.	162,119	73,214
ANSYS, Inc. (a)	190,536	31,314,592
Aspen Technology, Inc. (a)	5,868	567,025
Ebix, Inc. (b)	93,589	5,345,804
ICT Automatisering NV	30,668	410,700
InfoVine Co. Ltd.	2,756	58,592
j2 Global, Inc.	6,150	462,234
Jorudan Co. Ltd.	21,000	192,022
KSK Co., Ltd.	27,000	416,185
Micro Focus International PLC	13,742	261,993
NetGem SA	49,609	62,461
Nucleus Software Exports Ltd.	35,047	175,482
Pegasystems, Inc.	8,907	501,375
Pro-Ship, Inc.	28,800	356,414
RealPage, Inc. (a)	12,089	674,204
Vitec Software Group AB	35,670	317,738
Zensar Technologies Ltd.	210,635	666,843
		41,856,878
Technology Hardware, Storage & Peripherals - 3.3%
Compal Electronics, Inc.	3,985,000	2,390,542
HP, Inc.	397,492	8,756,749
Seagate Technology LLC	1,183,122	52,388,642
Super Micro Computer, Inc. (a)	74,010	1,117,551
TPV Technology Ltd.	4,488,000	623,924
Western Digital Corp.	2,482	111,665
		65,389,073

TOTAL INFORMATION TECHNOLOGY		275,139,180

MATERIALS - 3.6%
Chemicals - 2.4%
Axalta Coating Systems Ltd. (a)	30,022	769,164
C. Uyemura & Co. Ltd.	24,700	1,446,739
Cabot Corp.	911	42,717
Chase Corp.	40,056	4,038,446
Core Molding Technologies, Inc.	43,305	376,754
Deepak Fertilisers and Petrochemicals Corp. Ltd.	69,617	114,835
DowDuPont, Inc.	6,016	323,721
EcoGreen International Group Ltd.	3,230,000	638,256
FMC Corp.	76,908	6,137,258
Fujikura Kasei Co., Ltd.	138,600	715,109
Fuso Chemical Co. Ltd.	37,200	727,436
Gujarat Narmada Valley Fertilizers Co.	288,542	1,335,564
Gujarat State Fertilizers & Chemicals Ltd.	1,713,087	2,344,148
Honshu Chemical Industry Co. Ltd.	49,100	542,275
Huntsman Corp.	18,405	404,358
Innospec, Inc.	51,229	3,599,862
JSR Corp.	16,000	257,939
KPC Holdings Corp.	3,573	191,428
Miwon Chemicals Co. Ltd.	3,108	112,733
Miwon Commercial Co. Ltd.	780	174,591
Muto Seiko Co. Ltd.	13,400	64,709
Nihon Parkerizing Co. Ltd.	20,000	236,126
Nippon Soda Co. Ltd.	20,400	516,532
SK Kaken Co. Ltd.	3,600	1,564,930
Soken Chemical & Engineer Co. Ltd.	34,000	583,704
T&K Toka Co. Ltd.	86,900	775,458
Thai Carbon Black PCL (For. Reg.) (a)	739,800	1,113,015
Thai Rayon PCL:
(For. Reg.)	139,100	178,105
NVDR	96,600	123,688
The Chemours Co. LLC	15,401	550,586
The Mosaic Co.	176,686	5,703,424
UPL Ltd. (a)	52,595	582,948
Westlake Chemical Corp.	6,639	490,622
Yara International ASA	219,119	9,043,844
Yip's Chemical Holdings Ltd.	1,658,000	522,776
		46,343,800
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (a)	36,729	190,361
Mitani Sekisan Co. Ltd.	96,100	2,257,699
RHI Magnesita NV	2,651	147,105
		2,595,165
Containers & Packaging - 0.2%
AMVIG Holdings Ltd.	305,000	69,573
Chuoh Pack Industry Co. Ltd.	21,500	242,782
Kohsoku Corp.	89,000	824,430
Mayr-Melnhof Karton AG	1,353	178,094
Pact Group Holdings Ltd.	41,554	114,479
Samhwa Crown & Closure Co. Ltd.	2,820	119,018
Silgan Holdings, Inc.	15,759	435,264
The Pack Corp.	100,700	2,663,454
		4,647,094
Metals & Mining - 0.8%
Ausdrill Ltd.	590,409	540,752
Chubu Steel Plate Co. Ltd.	26,800	149,839
Cleveland-Cliffs, Inc. (b)	824,890	8,834,572
Compania de Minas Buenaventura SA sponsored ADR	145,490	2,276,919
Granges AB	15,847	151,931
Hill & Smith Holdings PLC	51,962	752,413
Nucor Corp.	1,708	104,598
Orvana Minerals Corp. (a)	39,162	5,663
Pacific Metals Co. Ltd.	22,400	598,841
Steel Dynamics, Inc.	4,389	160,594
Tohoku Steel Co. Ltd.	32,000	392,784
Tokyo Tekko Co. Ltd.	39,000	427,505
Universal Stainless & Alloy Products, Inc. (a)	4,709	84,432
Warrior Metropolitan Coal, Inc.	67,796	1,947,779
Webco Industries, Inc. (a)	419	50,699
Worthington Industries, Inc.	1,832	69,121
		16,548,442
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	6,252	152,424
Stella-Jones, Inc.	38,419	1,239,747
Western Forest Products, Inc.	117,796	180,197
		1,572,368

TOTAL MATERIALS		71,706,869

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Colony Capital, Inc.	117,421	712,745
Corrections Corp. of America	93,911	1,866,012
Four Corners Property Trust, Inc.	9,682	273,420
National Health Investors, Inc.	1,688	140,543
NSI NV	438	18,449
Public Storage	794	168,741
Sabra Health Care REIT, Inc.	11,627	238,819
Spirit Realty Capital, Inc.	5,235	207,934
Store Capital Corp.	10,529	340,297
Ventas, Inc.	3,287	211,979
VEREIT, Inc.	20,262	163,717
		4,342,656
Real Estate Management & Development - 0.3%
Anabuki Kosan, Inc.	2,300	58,258
CBRE Group, Inc. (a)	3,558	162,779
Century21 Real Estate Japan Ltd.	6,700	73,074
Devine Ltd. (a)	64,674	10,107
IMMOFINANZ Immobilien Anlagen AG	6,189	163,639
Jones Lang LaSalle, Inc.	1,337	191,739
LSL Property Services PLC	85,848	281,496
Relo Group, Inc.	90,100	2,367,374
Selvaag Bolig ASA	57,076	293,367
Servcorp Ltd.	51,030	109,056
Sino Land Ltd.	117,078	210,540
Tejon Ranch Co. (a)	27,820	523,572
Wing Tai Holdings Ltd.	104,130	158,570
		4,603,571

TOTAL REAL ESTATE		8,946,227

UTILITIES - 1.9%
Electric Utilities - 1.7%
Edison International	18,551	1,056,850
Exelon Corp.	187,333	8,947,024
PG&E Corp. (a)	288,820	3,754,660
PPL Corp.	659,549	20,657,075
		34,415,609
Gas Utilities - 0.1%
Busan City Gas Co. Ltd.	3,130	110,858
China Resource Gas Group Ltd.	50,000	196,755
Hokuriku Gas Co.	9,900	278,572
K&O Energy Group, Inc.	21,300	282,566
Keiyo Gas Co. Ltd.	7,300	195,962
Star Gas Partners LP	11,559	105,765
		1,170,478
Independent Power and Renewable Electricity Producers - 0.1%
Mega First Corp. Bhd	1,250,800	1,206,216
Mega First Corp. Bhd warrants 4/8/20 (a)	124,502	53,801
The AES Corp.	6,000	98,340
		1,358,357
Multi-Utilities - 0.0%
CMS Energy Corp.	19,652	1,024,655
Water Utilities - 0.0%
Manila Water Co., Inc.	362,300	191,087

TOTAL UTILITIES		38,160,186

TOTAL COMMON STOCKS
(Cost $1,824,493,176)		1,784,663,901

Nonconvertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Nam Yang Dairy Products	277	50,174
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Steel Partners Holdings LP Series A, 6.00%	9,868	219,267
MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	98,802	1,203,265
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,703,534)		1,472,706
	Principal Amount	Value

Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Centrus Energy Corp. 8.25% 2/28/27 (d)
(Cost $210,026)	256,531	200,094
	Shares	Value

Money Market Funds - 10.0%
Fidelity Cash Central Fund, 2.43% (e)	176,064,027	176,099,240
Fidelity Securities Lending Cash Central Fund 2.43% (e)(f)	20,105,118	20,107,129
TOTAL MONEY MARKET FUNDS
(Cost $196,205,932)		196,206,369
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $2,022,612,668)		1,982,543,070
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(17,737,377)
NET ASSETS - 100%		$1,964,805,693

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,507,146 or 0.1% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,084,646
Fidelity Securities Lending Cash Central Fund	133,294
Total	$2,217,940

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$81,936,154	$81,523,023	$413,131	$--
Consumer Discretionary	395,433,426	388,278,228	6,034,569	1,120,629
Consumer Staples	160,237,300	159,360,045	848,249	29,006
Energy	111,767,502	103,673,027	8,094,475	--
Financials	259,475,462	244,033,071	15,442,391	--
Health Care	255,175,813	253,524,498	1,651,315	--
Industrials	126,955,223	122,420,096	4,534,108	1,019
Information Technology	275,139,180	221,353,124	53,786,056	--
Materials	72,910,134	71,679,529	1,230,605	--
Real Estate	8,946,227	8,735,687	210,540	--
Utilities	38,160,186	37,963,431	196,755	--
Corporate Bonds	200,094	--	200,094	--
Money Market Funds	196,206,369	196,206,369	--	--
Total Investments in Securities:	$1,982,543,070	$1,888,750,128	$92,642,288	$1,150,654

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	61.3%
Japan	9.2%
United Kingdom	5.6%
Canada	4.1%
Ireland	4.1%
Netherlands	2.0%
Taiwan	1.9%
Bermuda	1.8%
Cayman Islands	1.6%
Bailiwick of Guernsey	1.1%
Others (Individually Less Than 1%)	7.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $19,541,433) — See accompanying schedule: Unaffiliated issuers (cost $1,826,406,736)	$1,786,336,701
Fidelity Central Funds (cost $196,205,932)	196,206,369
Total Investment in Securities (cost $2,022,612,668)		$1,982,543,070
Cash		13,753
Foreign currency held at value (cost $292,732)		294,128
Receivable for investments sold		3,472,656
Receivable for fund shares sold		1,535,450
Dividends receivable		1,186,347
Interest receivable		9,004
Distributions receivable from Fidelity Central Funds		366,468
Other receivables		13,443
Total assets		1,989,434,319
Liabilities
Payable for investments purchased	$887,534
Payable for fund shares redeemed	2,838,457
Accrued management fee	794,131
Collateral on securities loaned	20,108,504
Total liabilities		24,628,626
Net Assets		$1,964,805,693
Net Assets consist of:
Paid in capital		$1,995,246,645
Total distributable earnings (loss)		(30,440,952)
Net Assets, for 183,228,177 shares outstanding		$1,964,805,693
Net Asset Value, offering price and redemption price per share ($1,964,805,693 ÷ 183,228,177 shares)		$10.72

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2019 (Unaudited)
Investment Income
Dividends		$19,058,801
Interest		11,536
Income from Fidelity Central Funds		2,217,940
Total income		21,288,277
Expenses
Management fee	$4,944,635
Independent trustees' fees and expenses	6,341
Commitment fees	2,661
Total expenses before reductions	4,953,637
Expense reductions	(22,465)
Total expenses after reductions		4,931,172
Net investment income (loss)		16,357,105
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $62,799)	20,500,071
Fidelity Central Funds	(2,279)
Foreign currency transactions	(91,014)
Total net realized gain (loss)		20,406,778
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(135,516,845)
Fidelity Central Funds	436
Assets and liabilities in foreign currencies	16,274
Total change in net unrealized appreciation (depreciation)		(135,500,135)
Net gain (loss)		(115,093,357)
Net increase (decrease) in net assets resulting from operations		$(98,736,252)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2019 (Unaudited)	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,357,105	$20,390,731
Net realized gain (loss)	20,406,778	857,583
Change in net unrealized appreciation (depreciation)	(135,500,135)	94,329,193
Net increase (decrease) in net assets resulting from operations	(98,736,252)	115,577,507
Distributions to shareholders	(42,521,469)	–
Distributions to shareholders from net investment income	–	(4,957,186)
Distributions to shareholders from net realized gain	–	(908,817)
Total distributions	(42,521,469)	(5,866,003)
Share transactions
Proceeds from sales of shares	257,611,171	1,772,742,021
Reinvestment of distributions	42,521,469	5,866,003
Cost of shares redeemed	(286,828,047)	(255,030,778)
Net increase (decrease) in net assets resulting from share transactions	13,304,593	1,523,577,246
Total increase (decrease) in net assets	(127,953,128)	1,633,288,750
Net Assets
Beginning of period	2,092,758,821	459,470,071
End of period	$1,964,805,693	$2,092,758,821
Other Information
Undistributed net investment income end of period		$15,458,700
Shares
Sold	23,990,676	158,977,052
Issued in reinvestment of distributions	3,927,749	531,341
Redeemed	(26,388,326)	(22,708,193)
Net increase (decrease)	1,530,099	136,800,200

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Low-Priced Stock K6 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.52	$10.23	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.17	–C
Net realized and unrealized gain (loss)	(.65)	1.19	.23
Total from investment operations	(.56)	1.36	.23
Distributions from net investment income	(.17)	(.06)	–
Distributions from net realized gain	(.06)	(.01)	–
Total distributions	(.24)D	(.07)	–
Net asset value, end of period	$10.72	$11.52	$10.23
Total ReturnE,F	(4.90)%	13.33%	2.30%
Ratios to Average Net AssetsG,H
Expenses before reductions	.50%I	.50%	.50%I
Expenses net of fee waivers, if any	.50%I	.50%	.50%I
Expenses net of all reductions	.50%I	.50%	.50%I
Net investment income (loss)	1.65%I	1.54%	(.14)%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,964,806	$2,092,759	$459,470
Portfolio turnover rateJ	28%I,K	23%K	3%K,L

 A For the period May 26, 2017 (commencement of operations) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.24 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.063 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2019

1. Organization.

Fidelity Low-Priced Stock K6 Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$146,919,699
Gross unrealized depreciation	(187,928,346)
Net unrealized appreciation (depreciation)	$(41,008,647)
Tax cost	$2,023,551,717

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $248,046,352 and $304,792,225, respectively.

Unaffiliated Exchanges In-Kind. During the period, the Fund received investments, including accrued interest, and cash valued at $104,208,514 in exchange for 10,033,204 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

Prior Fiscal Year Exchanges In-Kind. During the prior period, an unaffiliated entity completed an exchange in-kind with the Fund. The unaffiliated entity delivered investments, including accrued interest and cash, valued at $1,195,778,687 in exchange for 107,583,509 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .50% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6,607 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,661 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $133,294, including $365 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $21,689 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $776.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2018 to January 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Expenses Paid During Period-B August 1, 2018 to January 31, 2019
Actual	.50%	$1,000.00	$951.00	$2.46
Hypothetical-C		$1,000.00	$1,022.68	$2.55

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Low-Priced Stock K6 Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The fund had portfolio manager changes in April 2018 and June 2018. The Board will continue to monitor closely the fund's performance, taking into account the portfolio manager changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net total return information for the fund and an appropriate benchmark index and peer group for the most recent one-year period ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Low-Priced Stock K6 Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month period ended June 30 shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Low-Priced Stock K6 Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current total expense ratio of the fund compared to competitive fund median expenses. The fund is compared to those funds in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

In connection with the renewal of the Advisory Contracts, the Board also approved amendments to the management contract for the fund to clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program. The Board considered that the amendments would not change the services provided to the fund or the party responsible for making such payments under the current management contract.

The Board noted that the fund's total expense ratio ranked below the competitive median for the 12-month period ended June 30, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

LPSK6-SANN-0319
1.9883998.101

Fidelity® Value Discovery K6 Fund Semi-Annual Report January 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2019

% of fund's net assets
Berkshire Hathaway, Inc. Class B	3.9
Wells Fargo & Co.	3.3
Exxon Mobil Corp.	3.0
Comcast Corp. Class A	2.9
CVS Health Corp.	2.5
Chevron Corp.	2.4
Verizon Communications, Inc.	2.3
U.S. Bancorp	2.3
Amgen, Inc.	2.3
Twenty-First Century Fox, Inc. Class A	2.0
26.9

Top Five Market Sectors as of January 31, 2019

% of fund's net assets
Financials	25.2
Health Care	16.2
Communication Services	13.8
Energy	11.6
Consumer Staples	9.5

Asset Allocation (% of fund's net assets)

As of January 31, 2019 *
Stocks and Equity Futures	98.3%
Short-Term Investments and Net Other Assets (Liabilities)	1.7%

 * Foreign investments - 16.5%

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
COMMUNICATION SERVICES - 13.8%
Diversified Telecommunication Services - 2.3%
Verizon Communications, Inc.	87,461	$4,815,603
Entertainment - 5.2%
Cinemark Holdings, Inc.	39,575	1,619,409
Lions Gate Entertainment Corp. Class B	92,889	1,628,344
The Walt Disney Co.	30,392	3,389,316
Twenty-First Century Fox, Inc. Class A	87,984	4,338,491
		10,975,560
Interactive Media & Services - 1.3%
Alphabet, Inc. Class A (a)	2,463	2,773,067
Media - 5.0%
Comcast Corp. Class A	168,897	6,176,563
comScore, Inc. (a)	44,389	874,019
Entercom Communications Corp. Class A (b)	114,764	841,220
Interpublic Group of Companies, Inc.	118,555	2,697,126
		10,588,928

TOTAL COMMUNICATION SERVICES		29,153,158

CONSUMER DISCRETIONARY - 3.0%
Auto Components - 0.4%
Lear Corp.	5,700	877,401
Internet & Direct Marketing Retail - 0.6%
eBay, Inc.	34,631	1,165,333
Multiline Retail - 1.1%
Dollar General Corp.	20,900	2,412,487
Textiles, Apparel & Luxury Goods - 0.9%
PVH Corp.	17,425	1,901,242

TOTAL CONSUMER DISCRETIONARY		6,356,463

CONSUMER STAPLES - 9.5%
Beverages - 2.7%
C&C Group PLC	323,500	1,221,918
Coca-Cola European Partners PLC	26,000	1,237,080
PepsiCo, Inc.	28,103	3,166,365
		5,625,363
Food & Staples Retailing - 1.8%
Sysco Corp.	36,706	2,343,678
Walmart, Inc.	15,900	1,523,697
		3,867,375
Food Products - 4.8%
Danone SA	27,800	2,023,056
Mondelez International, Inc.	24,900	1,151,874
Seaboard Corp.	202	780,562
The Hershey Co.	27,592	2,927,511
The J.M. Smucker Co.	31,309	3,283,688
		10,166,691
Personal Products - 0.2%
Coty, Inc. Class A	54,300	421,368

TOTAL CONSUMER STAPLES		20,080,797

ENERGY - 11.6%
Energy Equipment & Services - 1.2%
Baker Hughes, a GE Co. Class A	83,966	1,979,079
FLEX LNG Ltd. (a)	497,122	648,373
		2,627,452
Oil, Gas & Consumable Fuels - 10.4%
Chevron Corp.	44,617	5,115,339
Exxon Mobil Corp.	85,260	6,247,853
GasLog Ltd.	23,654	424,116
GasLog Partners LP	76,896	1,744,770
Golar LNG Partners LP	148,000	1,983,200
Hoegh LNG Partners LP	64,011	1,129,794
Phillips 66 Co.	22,849	2,180,023
Suncor Energy, Inc.	45,887	1,480,034
Teekay Corp. (b)	36,536	128,241
Teekay LNG Partners LP	86,616	1,113,882
Teekay Offshore Partners LP	212,731	257,405
		21,804,657

TOTAL ENERGY		24,432,109

FINANCIALS - 25.2%
Banks - 9.4%
M&T Bank Corp.	11,600	1,908,664
PNC Financial Services Group, Inc.	26,689	3,273,940
SunTrust Banks, Inc.	47,573	2,826,788
U.S. Bancorp	94,062	4,812,212
Wells Fargo & Co.	142,750	6,981,903
		19,803,507
Capital Markets - 2.7%
Affiliated Managers Group, Inc.	5,600	587,720
AllianceBernstein Holding LP	3,400	103,666
Goldman Sachs Group, Inc.	13,808	2,734,122
Invesco Ltd.	32,000	583,040
State Street Corp.	24,881	1,764,063
		5,772,611
Consumer Finance - 1.7%
Capital One Financial Corp.	19,582	1,578,113
Discover Financial Services	30,953	2,089,018
		3,667,131
Diversified Financial Services - 3.9%
Berkshire Hathaway, Inc. Class B (a)	39,375	8,093,136
Standard Life PLC	17,722	58,494
		8,151,630
Insurance - 4.2%
Allstate Corp.	13,845	1,216,560
Chubb Ltd.	17,588	2,340,083
FNF Group	31,437	1,136,762
Prudential PLC	73,482	1,437,026
The Travelers Companies, Inc.	20,641	2,591,271
		8,721,702
Mortgage Real Estate Investment Trusts - 3.3%
AGNC Investment Corp.	138,513	2,480,768
Annaly Capital Management, Inc.	252,408	2,635,140
MFA Financial, Inc.	244,325	1,790,902
		6,906,810

TOTAL FINANCIALS		53,023,391

HEALTH CARE - 16.2%
Biotechnology - 3.1%
Amgen, Inc.	25,275	4,729,205
Celgene Corp. (a)	20,000	1,769,200
		6,498,405
Health Care Providers & Services - 6.8%
Anthem, Inc.	9,433	2,858,199
Cigna Corp.	19,085	3,813,374
CVS Health Corp.	80,019	5,245,245
UnitedHealth Group, Inc.	8,600	2,323,720
		14,240,538
Pharmaceuticals - 6.3%
Allergan PLC	15,826	2,278,627
Bayer AG	34,437	2,610,182
Bristol-Myers Squibb Co.	21,200	1,046,644
Johnson & Johnson	7,895	1,050,667
Pfizer, Inc.	21,743	922,990
Roche Holding AG (participation certificate)	5,036	1,339,756
Sanofi SA sponsored ADR	42,759	1,857,879
Takeda Pharmaceutical Co. Ltd. ADR	114,235	2,281,273
		13,388,018

TOTAL HEALTH CARE		34,126,961

INDUSTRIALS - 5.3%
Aerospace & Defense - 2.4%
Harris Corp.	9,952	1,524,447
United Technologies Corp.	30,393	3,588,502
		5,112,949
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	28,700	2,490,299
Machinery - 1.1%
Deere & Co.	14,429	2,366,356
Road & Rail - 0.6%
Union Pacific Corp.	7,428	1,181,572

TOTAL INDUSTRIALS		11,151,176

INFORMATION TECHNOLOGY - 3.6%
Electronic Equipment & Components - 1.0%
TE Connectivity Ltd.	26,417	2,138,456
IT Services - 2.6%
Amdocs Ltd.	30,169	1,685,844
Cognizant Technology Solutions Corp. Class A	33,743	2,351,212
Fiserv, Inc. (a)	5,400	447,822
The Western Union Co.	57,087	1,041,838
		5,526,716

TOTAL INFORMATION TECHNOLOGY		7,665,172

MATERIALS - 1.6%
Chemicals - 0.9%
LyondellBasell Industries NV Class A	8,715	757,944
The Scotts Miracle-Gro Co. Class A	15,403	1,145,213
		1,903,157
Containers & Packaging - 0.7%
Graphic Packaging Holding Co.	119,631	1,443,946

TOTAL MATERIALS		3,347,103

REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Tower Corp.	11,300	1,953,092
Simon Property Group, Inc.	9,500	1,730,140
		3,683,232
Real Estate Management & Development - 1.2%
CBRE Group, Inc. (a)	55,338	2,531,714

TOTAL REAL ESTATE		6,214,946

UTILITIES - 4.5%
Electric Utilities - 3.6%
Exelon Corp.	82,989	3,963,555
Xcel Energy, Inc.	67,197	3,518,435
		7,481,990
Independent Power and Renewable Electricity Producers - 0.1%
NRG Yield, Inc. Class C	20,900	315,381
Multi-Utilities - 0.8%
WEC Energy Group, Inc.	22,200	1,621,266

TOTAL UTILITIES		9,418,637

TOTAL COMMON STOCKS
(Cost $203,068,013)		204,969,913

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 2.43% (c)	3,982,141	3,982,938
Fidelity Securities Lending Cash Central Fund 2.43% (c)(d)	997,438	997,538
TOTAL MONEY MARKET FUNDS
(Cost $4,980,346)		4,980,476
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $208,048,359)		209,950,389
NET OTHER ASSETS (LIABILITIES) - 0.3%		597,669
NET ASSETS - 100%		$210,548,058

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 1000 Value Index Contracts (United States)	37	March 2019	$2,176,895	$163,393	$163,393

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$105,110
Fidelity Securities Lending Cash Central Fund	16,421
Total	$121,531

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$29,153,158	$29,153,158	$--	$--
Consumer Discretionary	6,356,463	6,356,463	--	--
Consumer Staples	20,080,797	18,057,741	2,023,056	--
Energy	24,432,109	24,432,109	--	--
Financials	53,023,391	51,586,365	1,437,026	--
Health Care	34,126,961	30,177,023	3,949,938	--
Industrials	11,151,176	11,151,176	--	--
Information Technology	7,665,172	7,665,172	--	--
Materials	3,347,103	3,347,103	--	--
Real Estate	6,214,946	6,214,946	--	--
Utilities	9,418,637	9,418,637	--	--
Money Market Funds	4,980,476	4,980,476	--	--
Total Investments in Securities:	$209,950,389	$202,540,369	$7,410,020	$--
Derivative Instruments:
Assets
Futures Contracts	$163,393	$163,393	$--	$--
Total Assets	$163,393	$163,393	$--	$--
Total Derivative Instruments:	$163,393	$163,393	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$163,393	$0
Total Equity Risk	163,393	0
Total Value of Derivatives	$163,393	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.5%
Marshall Islands	3.1%
Switzerland	2.7%
France	1.9%
Ireland	1.7%
Canada	1.5%
United Kingdom	1.3%
Germany	1.2%
Japan	1.1%
Others (Individually Less Than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $969,461) — See accompanying schedule: Unaffiliated issuers (cost $203,068,013)	$204,969,913
Fidelity Central Funds (cost $4,980,346)	4,980,476
Total Investment in Securities (cost $208,048,359)		$209,950,389
Segregated cash with brokers for derivative instruments		88,800
Cash		6,488
Receivable for investments sold		1,381,558
Receivable for fund shares sold		85,662
Dividends receivable		279,239
Distributions receivable from Fidelity Central Funds		15,170
Receivable for daily variation margin on futures contracts		16,465
Other receivables		2,259
Total assets		211,826,030
Liabilities
Payable for investments purchased	$35,696
Payable for fund shares redeemed	168,498
Accrued management fee	76,038
Collateral on securities loaned	997,740
Total liabilities		1,277,972
Net Assets		$210,548,058
Net Assets consist of:
Paid in capital		$211,494,031
Total distributable earnings (loss)		(945,973)
Net Assets, for 20,603,896 shares outstanding		$210,548,058
Net Asset Value, offering price and redemption price per share ($210,548,058 ÷ 20,603,896 shares)		$10.22

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2019 (Unaudited)
Investment Income
Dividends		$2,854,572
Income from Fidelity Central Funds		121,531
Total income		2,976,103
Expenses
Management fee	$542,819
Independent trustees' fees and expenses	863
Commitment fees	347
Total expenses before reductions	544,029
Expense reductions	(1,202)
Total expenses after reductions		542,827
Net investment income (loss)		2,433,276
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	522,464
Fidelity Central Funds	(256)
Foreign currency transactions	4,583
Futures contracts	231,820
Total net realized gain (loss)		758,611
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(13,512,799)
Fidelity Central Funds	130
Assets and liabilities in foreign currencies	(669)
Futures contracts	163,393
Total change in net unrealized appreciation (depreciation)		(13,349,945)
Net gain (loss)		(12,591,334)
Net increase (decrease) in net assets resulting from operations		$(10,158,058)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2019 (Unaudited)	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,433,276	$5,707,771
Net realized gain (loss)	758,611	(1,999,146)
Change in net unrealized appreciation (depreciation)	(13,349,945)	14,978,593
Net increase (decrease) in net assets resulting from operations	(10,158,058)	18,687,218
Distributions to shareholders	(7,450,300)	–
Distributions to shareholders from net investment income	–	(2,457,414)
Total distributions	(7,450,300)	(2,457,414)
Share transactions
Proceeds from sales of shares	20,051,775	96,394,707
Reinvestment of distributions	7,450,300	2,457,414
Cost of shares redeemed	(65,561,118)	(145,935,433)
Net increase (decrease) in net assets resulting from share transactions	(38,059,043)	(47,083,312)
Total increase (decrease) in net assets	(55,667,401)	(30,853,508)
Net Assets
Beginning of period	266,215,459	297,068,967
End of period	$210,548,058	$266,215,459
Other Information
Undistributed net investment income end of period		$3,192,986
Shares
Sold	1,933,616	9,017,571
Issued in reinvestment of distributions	716,537	229,023
Redeemed	(6,296,174)	(13,603,763)
Net increase (decrease)	(3,646,021)	(4,357,169)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Value Discovery K6 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.98	$10.38	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.19	–C
Net realized and unrealized gain (loss)	(.52)	.49	.38
Total from investment operations	(.41)	.68	.38
Distributions from net investment income	(.27)	(.08)	–
Distributions from net realized gain	(.08)	–	–
Total distributions	(.35)	(.08)	–
Net asset value, end of period	$10.22	$10.98	$10.38
Total ReturnD,E	(3.80)%	6.58%	3.80%
Ratios to Average Net AssetsF,G
Expenses before reductions	.45%H	.45%	.45%H
Expenses net of fee waivers, if any	.45%H	.45%	.45%H
Expenses net of all reductions	.45%H	.45%	.45%H
Net investment income (loss)	2.01%H	1.81%	(.28)%H
Supplemental Data
Net assets, end of period (000 omitted)	$210,548	$266,215	$297,069
Portfolio turnover rateI	46%H	38%J	- %J,K

 A For the period May 25, 2017 (commencement of operations) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2019

1. Organization.

Fidelity Value Discovery K6 Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$14,363,711
Gross unrealized depreciation	(13,054,848)
Net unrealized appreciation (depreciation)	$1,308,863
Tax cost	$208,804,919

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(1,683,615)

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $53,591,130 and $94,330,106, respectively.

Prior Fiscal Year Exchanges In-Kind. During the prior period, an unaffiliated entity completed an exchange in-kind with the Fund. The unaffiliated entity delivered investments and cash, valued at $35,289,423 in exchange for 3,301,335 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $976 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $347 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $16,421. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $567 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $635.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2018 to January 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Expenses Paid During Period-B August 1, 2018 to January 31, 2019
Actual	.45%	$1,000.00	$962.00	$2.23
Hypothetical-C		$1,000.00	$1,022.94	$2.29

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Value Discovery K6 Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net total return information for the fund and an appropriate benchmark index and peer group for the most recent one-year period ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Value Discovery K6 Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month period ended June 30 shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked is also included in the chart and was considered by the Board.

Fidelity Value Discovery K6 Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current total expense ratio of the fund compared to competitive fund median expenses. The fund is compared to those funds in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

In connection with the renewal of the Advisory Contracts, the Board also approved amendments to the management contract for the fund to clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program. The Board considered that the amendments would not change the services provided to the fund or the party responsible for making such payments under the current management contract.

The Board noted that the fund's total expense ratio ranked below the competitive median for the 12-month period ended June 30, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

FVDK6-SANN-0319
1.9884002.101

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Puritan Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 26, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 26, 2019